Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Bond Index Portfolio
September 30, 2025
VUSB-NPRT3-1125
1.9887312.107
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	100,000	103,427
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	60,000	60,566
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	116,000	114,217
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	150,000	140,140
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	32,117	32,241
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	66,273	66,234
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	135,593	136,246
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	201,981
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	85,000	86,308
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	105,000	104,872
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	400,000	412,465
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	100,000	110,366
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	250,137
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	258,000	258,076
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	81,680	81,902
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	250,000	252,964
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	60,000	60,546
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	119,117	119,332
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	180,000	182,004
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	9,548	9,545
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	43,249	43,413
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	73,364	73,454
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	55,000	55,742
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	35,000	35,450
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	170,000	172,180
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	55,000	55,654
TOTAL UNITED STATES		3,219,462
TOTAL ASSET-BACKED SECURITIES (Cost $3,216,890)		3,219,462

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of America NA 6% 10/15/2036	250,000	271,262
Capital One NA 2.7% 2/6/2030	500,000	468,352
Truist Bank 3.3% 5/15/2026	200,000	198,819

TOTAL BANK NOTES (Cost $963,793)		938,433

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	47,876	47,641
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	360,000	318,940
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	90,763
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	220,000	196,303
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	281,000	301,504
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	36,000	34,117
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	130,000	127,518
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	410,000	360,788
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	500,000	446,508
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	92,712
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	50,000	53,281
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	979,000	1,041,788
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	90,000	89,319
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	1,000,000	990,001
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	123,000	122,974
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	188,364
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	187,824
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	146,485	144,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	130,000	128,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	20,000	19,997
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	80,000	79,993
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	124,000	121,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	300,000	289,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	680,000	634,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	770,000	682,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	590,000	522,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	590,000	523,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	890,000	788,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	700,000	620,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	100,000	89,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	200,000	181,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	200,000	180,239
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	800,000	714,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	125,000	125,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	420,000	437,503
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	380,000	381,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	130,000	131,714
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	210,000	211,646
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	260,000	243,645
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	10,889	10,682
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	423,395
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	100,000	93,020
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	100,000	88,793
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	70,000	75,756
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	337,555
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	188,371
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	538,000	511,320
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	90,000	83,897
TOTAL UNITED STATES		13,755,495
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,859,453)		13,755,495

Foreign Government and Government Agency Obligations - 1.7%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Province of Alberta 1.3% 7/22/2030	130,000	115,430
Province of Alberta 3.3% 3/15/2028	75,000	74,189
Province of British Columbia 4.2% 7/6/2033	140,000	139,026
Province of British Columbia 4.9% 4/24/2029	200,000	207,420
Province of Ontario 1.05% 5/21/2027	1,413,000	1,352,806
Province of Ontario 1.125% 10/7/2030	175,000	153,085
Province of Ontario 2.125% 1/21/2032	200,000	177,988
Province of Ontario 2.3% 6/15/2026	50,000	49,434
Province of Quebec 1.9% 4/21/2031	220,000	197,226
Province of Quebec 2.75% 4/12/2027	95,000	93,562
Province of Quebec 3.625% 4/13/2028	250,000	249,157
Province of Quebec 4.25% 9/5/2034	50,000	49,519
TOTAL CANADA		2,858,842
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	220,000	199,320
Chilean Republic 3.24% 2/6/2028	200,000	196,552
Chilean Republic 3.86% 6/21/2047	325,000	258,180
Chilean Republic 4.95% 1/5/2036	270,000	271,539
Chilean Republic 5.65% 1/13/2037	200,000	210,400
TOTAL CHILE		1,135,991
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	200,000	189,000
Indonesia Government 3.5% 2/14/2050	500,000	367,000
Indonesia Government 3.85% 10/15/2030	348,000	341,736
Indonesia Government 4.1% 4/24/2028	200,000	200,125
Indonesia Government 5.25% 1/15/2030	300,000	312,810
TOTAL INDONESIA		1,410,671
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	210,000	193,528
Israel Government 3.25% 1/17/2028	200,000	195,355
Israel Government 3.375% 1/15/2050	225,000	149,185
Israel Government 5.375% 2/19/2030	380,000	391,797
Israel Government 5.5% 3/12/2034	200,000	205,317
TOTAL ISRAEL		1,135,182
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	350,000	334,498
Italian Republic 4% 10/17/2049	200,000	150,395
TOTAL ITALY		484,893
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	175,537
KOREA (SOUTH) - 0.0%
Korean Republic 1% 9/16/2030	230,000	200,310
Korean Republic 4.5% 7/3/2029	200,000	204,198
TOTAL KOREA (SOUTH)		404,508
MEXICO - 0.5%
United Mexican States 3.25% 4/16/2030	1,471,000	1,388,624
United Mexican States 3.5% 2/12/2034	619,000	537,756
United Mexican States 4.5% 1/31/2050	480,000	370,680
United Mexican States 4.75% 3/22/2031	400,000	397,400
United Mexican States 4.75% 3/8/2044	120,000	100,110
United Mexican States 4.75% 4/27/2032	387,000	379,113
United Mexican States 5.85% 7/2/2032	550,000	569,800
United Mexican States 6% 5/13/2030	200,000	210,500
United Mexican States 6.05% 1/11/2040	170,000	171,382
United Mexican States 6.625% 1/29/2038	463,000	486,729
TOTAL MEXICO		4,612,094
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	744,800
Panamanian Republic 4.5% 4/16/2050	250,000	188,597
Panamanian Republic 6.7% 1/26/2036	100,000	105,781
Panamanian Republic 7.875% 3/1/2057	200,000	225,575
TOTAL PANAMA		1,264,753
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	340,000	280,670
Peruvian Republic 2.78% 12/1/2060	100,000	56,099
Peruvian Republic 3.55% 3/10/2051	170,000	121,423
Peruvian Republic 5.5% 3/30/2036	448,000	457,408
Peruvian Republic 5.875% 8/8/2054	70,000	70,210
Peruvian Republic 6.2% 6/30/2055	90,000	93,827
TOTAL PERU		1,079,637
PHILIPPINES - 0.2%
Philippine Republic 2.65% 12/10/2045	600,000	403,725
Philippine Republic 3% 2/1/2028	200,000	195,400
Philippine Republic 4.75% 3/5/2035	200,000	201,800
Philippine Republic 5% 7/17/2033	200,000	206,300
Philippine Republic 5.17% 10/13/2027	200,000	203,904
Philippine Republic 6.375% 10/23/2034	100,000	112,550
Philippine Republic 7.75% 1/14/2031	300,000	349,500
Philippine Republic 9.5% 2/2/2030	110,000	132,520
TOTAL PHILIPPINES		1,805,699
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	73,000	72,616
Republic of Poland 4.625% 3/18/2029	230,000	234,221
Republic of Poland 4.875% 2/12/2030	150,000	154,403
Republic of Poland 5.125% 9/18/2034	150,000	153,315
Republic of Poland 5.375% 2/12/2035	150,000	155,431
Republic of Poland 5.5% 3/18/2054	100,000	96,630
Republic of Poland 5.5% 4/4/2053	100,000	96,557
TOTAL POLAND		963,173
URUGUAY - 0.1%
Uruguay Republic 5.442% 2/14/2037	80,000	83,840
Uruguay Republic 7.625% 3/21/2036	678,000	824,787
TOTAL URUGUAY		908,627
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,436,874)		18,239,607

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	195,000	131,357
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	80,000	70,966
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	40,000	31,307
State of California 7.55% 4/1/2039	145,000	176,917
State of California 7.6% 11/1/2040	350,000	430,444
		709,634
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	150,000	96,272
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	175,000	115,774
		212,046
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	75,000	79,262
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	75,000	86,165
		165,427
TOTAL CALIFORNIA		1,218,464
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	45,000	31,648
Illinois - 0.1%
General Obligations - 0.1%
Illinois St Gen. Oblig. 5.1% 6/1/2033	436,275	443,816
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	250,000	279,502
TOTAL ILLINOIS		723,318
Massachusetts - 0.0%
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	100,000	81,997
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	80,000	64,480
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	76,149
TOTAL MICHIGAN		140,629
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	160,000	193,225
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	400,000	262,087
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	100,000	108,008
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	200,000	169,648
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	60,000	65,765
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	100,000	104,920
TOTAL NEW YORK		448,341
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	55,000	66,094
Texas - 0.0%
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	200,000	137,385
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	65,000	57,096
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,367
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	150,000	109,422
		181,885
TOTAL TEXAS		319,270
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	140,000	87,414
TOTAL MUNICIPAL SECURITIES (Cost $4,533,242)		3,572,487

Non-Convertible Corporate Bonds - 26.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 4.966% 1/12/2026	260,000	260,600
Westpac Banking Corp 3.02% 11/18/2036 (b)	140,000	124,865
Westpac Banking Corp 3.133% 11/18/2041	60,000	45,411
Westpac Banking Corp 4.11% 7/24/2034 (b)	320,000	313,369
Westpac Banking Corp 4.354% 7/1/2030	230,000	232,046
		976,291
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 2/15/2036	130,000	131,937
BHP Billiton Finance USA Ltd 5% 9/30/2043	176,000	169,681
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	90,000	93,735
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	60,000	62,434
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	120,000	75,232
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	120,000	120,183
Rio Tinto Finance USA PLC 4.875% 3/14/2030	90,000	92,228
Rio Tinto Finance USA PLC 5.25% 3/14/2035	180,000	185,487
Rio Tinto Finance USA PLC 5.75% 3/14/2055	45,000	46,312
		977,229
TOTAL AUSTRALIA		1,953,520
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 4.5% 6/1/2050	100,000	90,529
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	78,000	70,542
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058	140,000	124,996
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	461,000	443,100
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	270,000	278,968
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	130,000	131,439
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	190,000	198,056

TOTAL BELGIUM		1,337,630
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	300,000	288,900
Vale Overseas Ltd 6.4% 6/28/2054	90,000	92,365
		381,265
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	298,000	280,433
TOTAL BRAZIL		661,698
CANADA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.1% 5/11/2033	100,000	101,764
Bell Canada 5.55% 2/15/2054	130,000	127,014
TELUS Corp 3.4% 5/13/2032	130,000	119,722
		348,500
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	130,000	122,803
Rogers Communications Inc 4.55% 3/15/2052	160,000	132,629
Rogers Communications Inc 7.5% 8/15/2038	160,000	186,710
		442,142
TOTAL COMMUNICATION SERVICES		790,642

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	558,000	554,308
Canadian Natural Resources Ltd 4.95% 6/1/2047	19,000	16,888
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	300,000	306,654
Cenovus Energy Inc 5.4% 6/15/2047	74,000	68,154
Enbridge Inc 2.5% 8/1/2033	100,000	85,123
Enbridge Inc 5.5% 12/1/2046	60,000	59,360
Enbridge Inc 5.625% 4/5/2034	140,000	146,133
Enbridge Inc 5.7% 3/8/2033	220,000	231,519
Enbridge Inc 5.95% 4/5/2054	40,000	41,082
Enbridge Inc 7.2% 6/27/2054 (b)	90,000	95,439
Enbridge Inc 8.5% 1/15/2084 (b)	40,000	45,749
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	40,000	40,459
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	40,000	40,215
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	40,000	38,997
Suncor Energy Inc 4% 11/15/2047	179,000	136,060
TransCanada PipeLines Ltd 4.1% 4/15/2030	190,000	187,222
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	20,000	20,551
TransCanada PipeLines Ltd 7.625% 1/15/2039	231,000	276,267
		2,390,180
Financials - 0.4%
Banks - 0.3%
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	97,916
Bank of Montreal 4.35% 9/22/2031 (b)	90,000	89,555
Bank of Montreal 5.266% 12/11/2026	300,000	303,988
Bank of Montreal 5.717% 9/25/2028	70,000	73,121
Bank of Nova Scotia/The 1.95% 2/2/2027	100,000	97,527
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)	220,000	218,367
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	50,000	48,387
Bank of Nova Scotia/The 4.85% 2/1/2030	120,000	122,858
Bank of Nova Scotia/The 5.25% 6/12/2028	160,000	165,034
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	340,000	337,383
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	54,000	51,296
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	119,000	129,489
Royal Bank of Canada 3.625% 5/4/2027	190,000	189,189
Royal Bank of Canada 4.65% 10/18/2030 (b)	20,000	20,229
Royal Bank of Canada 4.696% 8/6/2031 (b)	60,000	60,785
Royal Bank of Canada 5% 5/2/2033	130,000	133,837
Royal Bank of Canada 5.15% 2/1/2034	180,000	187,526
Royal Bank of Canada 5.153% 2/4/2031 (b)	110,000	113,326
Royal Bank of Canada 6% 11/1/2027	100,000	103,976
Toronto Dominion Bank 1.95% 1/12/2027	100,000	97,558
Toronto Dominion Bank 2.45% 1/12/2032	90,000	79,976
Toronto Dominion Bank 4.456% 6/8/2032	200,000	199,848
Toronto Dominion Bank 5.156% 1/10/2028	360,000	368,560
		3,289,731
Capital Markets - 0.1%
Brookfield Finance Inc 2.724% 4/15/2031	312,000	284,986
Brookfield Finance Inc 4.85% 3/29/2029	80,000	81,329
Brookfield Finance Inc 5.813% 3/3/2055	100,000	100,743
Brookfield Finance Inc 5.968% 3/4/2054	50,000	51,540
Brookfield Finance Inc 6.35% 1/5/2034	30,000	32,760
		551,358
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	90,000	93,523
Fairfax Financial Holdings Ltd 5.75% 5/20/2035 (c)	50,000	51,837
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	70,000	71,769
Manulife Financial Corp 5.375% 3/4/2046	40,000	39,926
		257,055
TOTAL FINANCIALS		4,098,144

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	210,000	126,304
Canadian Pacific Railway Co 1.75% 12/2/2026	140,000	136,347
Canadian Pacific Railway Co 2.45% 12/2/2031	140,000	124,661
Canadian Pacific Railway Co 3.1% 12/2/2051	140,000	94,663
Canadian Pacific Railway Co 4.2% 11/15/2069	70,000	53,696
Canadian Pacific Railway Co 6.125% 9/15/2115	20,000	20,633
		556,304
Professional Services - 0.0%
TR Finance LLC 3.35% 5/15/2026	76,000	75,461
TR Finance LLC 5.85% 4/15/2040	40,000	41,604
		117,065
TOTAL INDUSTRIALS		673,369

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.125% 3/15/2035	90,000	83,336
Nutrien Ltd 4.2% 4/1/2029	13,000	12,980
Nutrien Ltd 4.9% 3/27/2028	160,000	162,772
Nutrien Ltd 5% 4/1/2049	103,000	93,974
		353,062
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	163,000	161,229
TOTAL MATERIALS		514,291

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	120,000	107,120
TOTAL CANADA		8,573,746
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	240,000	216,084
Alibaba Group Holding Ltd 3.15% 2/9/2051	245,000	171,669
Alibaba Group Holding Ltd 4.875% 5/26/2030 (c)	200,000	206,398

TOTAL CHINA		594,151
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 9% 3/1/2031 (b)	180,000	218,693
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 2.829% 1/10/2030	200,000	190,728
TotalEnergies Capital International SA 3.127% 5/29/2050	220,000	150,619
TotalEnergies Capital SA 5.15% 4/5/2034	40,000	41,514
TotalEnergies Capital SA 5.488% 4/5/2054	40,000	39,563
TotalEnergies Capital SA 5.638% 4/5/2064	30,000	29,889
		452,313
TOTAL FRANCE		671,006
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	200,000	199,776
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	146,718
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	170,000	161,157
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	200,000	187,559
Deutsche Bank AG/New York NY 4.1% 1/13/2026	200,000	199,780
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)	150,000	151,419
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	170,000	172,434
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	150,000	153,225
		1,372,068
Financial Services - 0.2%
KfW 0% 4/18/2036 (d)	200,000	127,820
KfW 2.875% 4/3/2028	14,000	13,742
KfW 3.875% 5/15/2028	1,000,000	1,005,617
KfW 4.75% 10/29/2030	170,000	177,477
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	260,000	258,671
		1,583,327
TOTAL GERMANY		2,955,395
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	60,000	57,523
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	250,000	245,621
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	150,000	123,256
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	200,000	199,002
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	149,983
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	220,000	221,648
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	200,000	201,752
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	150,000	153,422
		1,294,684
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	200,000	205,597
TOTAL IRELAND		1,500,281
JAPAN - 0.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.186% 6/30/2027	270,000	271,595
Toyota Motor Corp 4.45% 6/30/2030	190,000	191,986
		463,581
Financials - 0.7%
Banks - 0.6%
Japan Bank for International Cooperation 1.25% 1/21/2031	580,000	504,951
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	210,000	205,137
Mitsubishi UFJ Financial Group Inc 3.287% 7/25/2027	150,000	148,130
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	290,000	254,657
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	150,000	142,649
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (b)	400,000	401,523
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	250,000	257,706
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	200,000	205,402
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	285,000	279,215
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	400,000	411,040
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	300,000	310,457
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	310,000	323,059
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	800,000	781,580
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	187,609
Sumitomo Mitsui Financial Group Inc 3.352% 10/18/2027	80,000	78,974
Sumitomo Mitsui Financial Group Inc 3.364% 7/12/2027	80,000	79,204
Sumitomo Mitsui Financial Group Inc 3.784% 3/9/2026	640,000	639,133
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	500,000	518,028
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	40,000	43,825
		5,772,279
Capital Markets - 0.1%
Nomura Holdings Inc 3.103% 1/16/2030	623,000	587,964
TOTAL FINANCIALS		6,360,243

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	200,000	181,634
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	272,000	207,534
		389,168
TOTAL JAPAN		7,212,992
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 4% 9/11/2029	300,000	299,691
Export-Import Bank of Korea 5.125% 9/18/2028	380,000	392,695
Korea Development Bank/The 1.625% 1/19/2031	200,000	177,017

TOTAL KOREA (SOUTH)		869,403
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	40,000	41,786
ArcelorMittal SA 6.75% 3/1/2041 (b)	20,000	21,708
ArcelorMittal SA 6.8% 11/29/2032	80,000	88,995

TOTAL LUXEMBOURG		152,489
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	440,000	428,855
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	90,000	87,181
Southern Copper Corp 5.875% 4/23/2045	30,000	31,025
Southern Copper Corp 6.75% 4/16/2040	50,000	56,813
		175,019
TOTAL MEXICO		603,874
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 0.875% 7/22/2026	160,000	156,232
Asian Development Bank 0.75% 10/8/2030	100,000	86,141
Asian Development Bank 1.875% 1/24/2030	610,000	564,600
Asian Development Bank 4.5% 8/25/2028	220,000	224,956
Asian Development Bank 5.82% 6/16/2028	110,000	115,503
Corp Andina de Fomento 4.125% 1/7/2028	59,000	59,119
Corp Andina de Fomento 5% 1/24/2029	170,000	174,878
European Investment Bank 0.75% 9/23/2030	250,000	215,840
European Investment Bank 0.875% 5/17/2030	18,000	15,810
European Investment Bank 1.75% 3/15/2029	1,350,000	1,265,429
European Investment Bank 3.75% 2/14/2033	100,000	98,439
European Investment Bank 4.875% 2/15/2036	110,000	115,904
Inter-American Development Bank 1.125% 1/13/2031	290,000	252,701
Inter-American Development Bank 2.25% 6/18/2029	1,029,000	976,999
Inter-American Development Bank 4.375% 1/24/2044	39,000	36,788
		4,359,339
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	110,000	111,154
Financial Services - 0.2%
International Bank for Reconstruction & Development 0.75% 8/26/2030	160,000	138,392
International Bank for Reconstruction & Development 0.875% 5/14/2030	176,000	154,513
International Bank for Reconstruction & Development 1.25% 2/10/2031	110,000	96,258
International Bank for Reconstruction & Development 2.5% 11/22/2027	92,000	89,804
International Bank for Reconstruction & Development 3.625% 9/21/2029	260,000	258,945
International Bank for Reconstruction & Development 4% 7/25/2030	500,000	504,697
International Bank for Reconstruction & Development 4.75% 11/14/2033	290,000	303,148
International Bank for Reconstruction & Development 4.75% 2/15/2035	520,000	542,333
International Finance Corp 0.75% 8/27/2030	60,000	51,865
		2,139,955
TOTAL MULTI-NATIONAL		6,610,448
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA/NY 5.041% 3/5/2027	300,000	304,723
ING Groep NV 2.727% 4/1/2032 (b)	200,000	182,982
ING Groep NV 5.066% 3/25/2031 (b)	450,000	460,905
		948,610
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	270,000	240,166
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	90,000	91,182
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	20,000	20,204
		351,552
TOTAL NETHERLANDS		1,300,162
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 3.125% 4/6/2030	357,000	342,025
Equinor ASA 3.25% 11/18/2049	160,000	114,589
Equinor ASA 3.625% 9/10/2028	120,000	119,013

TOTAL NORWAY		575,627
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,697
Telefonica Emisiones SA 5.213% 3/8/2047	250,000	224,722
		374,419
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	200,000	206,811
Banco Santander SA 2.749% 12/3/2030	200,000	181,493
Banco Santander SA 2.958% 3/25/2031	200,000	185,147
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	414,286
Banco Santander SA 6.607% 11/7/2028	200,000	213,838
		1,201,575
TOTAL SPAIN		1,575,994
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	400,000	391,029
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	130,000	149,466
UBS AG/Stamford CT 4.864% 1/10/2028 (b)	380,000	383,219
UBS Group AG 4.55% 4/17/2026	580,000	581,540
		1,114,225
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	30,000	26,956
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.625% 2/1/2030	120,000	121,775
TOTAL SWITZERLAND		1,262,956
UNITED KINGDOM - 1.2%
Communication Services - 0.1%
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,470
RELX Capital Inc 4% 3/18/2029	130,000	129,264
RELX Capital Inc 5.25% 3/27/2035	40,000	41,281
		180,015
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	97,000	98,651
Vodafone Group PLC 5.25% 5/30/2048	170,000	160,311
Vodafone Group PLC 5.875% 6/28/2064	150,000	149,308
Vodafone Group PLC 6.15% 2/27/2037	139,000	151,459
		559,729
TOTAL COMMUNICATION SERVICES		739,744

Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	200,000	181,889
Diageo Investment Corp 5.625% 4/15/2035	200,000	212,215
		394,104
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	135,000	119,047
Unilever Capital Corp 2% 7/28/2026 (e)	280,000	275,735
Unilever Capital Corp 5.9% 11/15/2032	140,000	153,493
		548,275
Tobacco - 0.2%
BAT Capital Corp 3.557% 8/15/2027	130,000	128,670
BAT Capital Corp 4.39% 8/15/2037	621,000	569,466
BAT Capital Corp 4.54% 8/15/2047	213,000	178,609
BAT Capital Corp 4.625% 3/22/2033	200,000	197,914
BAT Capital Corp 6.343% 8/2/2030	40,000	43,181
		1,117,840
TOTAL CONSUMER STAPLES		2,060,219

Financials - 0.9%
Banks - 0.9%
Barclays PLC 2.279% 11/24/2027 (b)	400,000	391,105
Barclays PLC 2.894% 11/24/2032 (b)	730,000	657,898
Barclays PLC 5.088% 6/20/2030 (b)	726,000	735,735
Barclays PLC 5.367% 2/25/2031 (b)	200,000	206,231
Barclays PLC 5.501% 8/9/2028 (b)	220,000	224,728
Barclays PLC 5.785% 2/25/2036 (b)	200,000	208,723
HSBC Holdings PLC 2.848% 6/4/2031 (b)	380,000	353,325
HSBC Holdings PLC 2.871% 11/22/2032 (b)	200,000	180,267
HSBC Holdings PLC 5.13% 3/3/2031 (b)	300,000	307,243
HSBC Holdings PLC 5.24% 5/13/2031 (b)	200,000	205,810
HSBC Holdings PLC 5.402% 8/11/2033 (b)	250,000	259,458
HSBC Holdings PLC 5.597% 5/17/2028 (b)	290,000	296,090
HSBC Holdings PLC 6.1% 1/14/2042	190,000	206,799
HSBC Holdings PLC 6.254% 3/9/2034 (b)	210,000	228,714
HSBC Holdings PLC 6.8% 6/1/2038	449,000	500,573
HSBC Holdings PLC 7.39% 11/3/2028 (b)	220,000	233,654
HSBC Holdings PLC 8.113% 11/3/2033 (b)	200,000	234,551
Lloyds Banking Group PLC 4.582% 12/10/2025	1,518,000	1,518,292
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	203,561
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	500,000	522,930
Lloyds Banking Group PLC 6.068% 6/13/2036 (b)	200,000	209,941
NatWest Group PLC 3.073% 5/22/2028 (b)	290,000	284,911
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	305,570
NatWest Group PLC 5.808% 9/13/2029 (b)	260,000	271,092
NatWest Group PLC 5.847% 3/2/2027 (b)	200,000	201,196
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	300,000	299,165
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	200,000	209,323
		9,456,885
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031	440,000	397,905
Astrazeneca Finance LLC 4.875% 3/3/2033	110,000	113,300
Astrazeneca PLC 4.375% 11/16/2045	45,000	40,127
Astrazeneca PLC 4.375% 8/17/2048	50,000	43,984
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	130,000	129,820
		725,136
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.809% 6/12/2033	70,000	74,624
TOTAL UNITED KINGDOM		13,056,608
UNITED STATES - 21.7%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.65% 2/1/2028	200,000	189,342
AT&T Inc 2.25% 2/1/2032	50,000	43,773
AT&T Inc 2.75% 6/1/2031	300,000	274,954
AT&T Inc 3.3% 2/1/2052	50,000	33,525
AT&T Inc 3.5% 6/1/2041	1,000,000	799,378
AT&T Inc 3.5% 9/15/2053	347,000	240,021
AT&T Inc 3.55% 9/15/2055	340,000	234,300
AT&T Inc 3.65% 6/1/2051	280,000	202,475
AT&T Inc 3.65% 9/15/2059	257,000	175,712
AT&T Inc 3.8% 2/15/2027	43,000	42,798
AT&T Inc 3.85% 6/1/2060	250,000	177,756
AT&T Inc 4.1% 2/15/2028	143,000	142,894
AT&T Inc 4.65% 6/1/2044	40,000	35,281
AT&T Inc 4.9% 11/1/2035	170,000	168,673
Sprint Capital Corp 8.75% 3/15/2032	120,000	146,193
Verizon Communications Inc 1.5% 9/18/2030	270,000	236,033
Verizon Communications Inc 2.1% 3/22/2028	540,000	515,075
Verizon Communications Inc 2.355% 3/15/2032	9,000	7,892
Verizon Communications Inc 2.65% 11/20/2040	60,000	43,395
Verizon Communications Inc 2.987% 10/30/2056	227,000	139,966
Verizon Communications Inc 3% 11/20/2060	230,000	139,331
Verizon Communications Inc 3.55% 3/22/2051	500,000	366,600
Verizon Communications Inc 3.875% 2/8/2029 (e)	210,000	208,487
Verizon Communications Inc 4% 3/22/2050	114,000	89,682
Verizon Communications Inc 4.125% 8/15/2046	54,000	44,073
Verizon Communications Inc 4.272% 1/15/2036	276,000	258,872
Verizon Communications Inc 5.012% 8/21/2054	38,000	34,695
Verizon Communications Inc 5.401% 7/2/2037 (c)	815,000	828,008
		5,819,184
Entertainment - 0.0%
Netflix Inc 4.9% 8/15/2034 (e)	140,000	144,417
Walt Disney Co/The 2% 9/1/2029	50,000	46,375
Walt Disney Co/The 2.65% 1/13/2031	200,000	186,077
Walt Disney Co/The 2.75% 9/1/2049	100,000	64,466
Walt Disney Co/The 3.5% 5/13/2040	30,000	25,141
Walt Disney Co/The 3.6% 1/13/2051	30,000	22,694
Walt Disney Co/The 3.8% 3/22/2030	110,000	108,771
Walt Disney Co/The 3.8% 5/13/2060	120,000	89,737
Walt Disney Co/The 4.7% 3/23/2050	100,000	91,247
		778,925
Interactive Media & Services - 0.2%
Alphabet Inc 1.1% 8/15/2030	200,000	175,162
Alphabet Inc 1.9% 8/15/2040	264,000	180,401
Alphabet Inc 2.05% 8/15/2050	170,000	96,766
Alphabet Inc 4% 5/15/2030	30,000	30,132
Alphabet Inc 4.5% 5/15/2035	10,000	10,008
Alphabet Inc 5.25% 5/15/2055	10,000	10,022
Meta Platforms Inc 3.5% 8/15/2027	60,000	59,734
Meta Platforms Inc 3.85% 8/15/2032	60,000	58,388
Meta Platforms Inc 4.3% 8/15/2029	370,000	374,706
Meta Platforms Inc 4.45% 8/15/2052	150,000	128,801
Meta Platforms Inc 4.6% 5/15/2028	70,000	71,433
Meta Platforms Inc 4.75% 8/15/2034	70,000	70,912
Meta Platforms Inc 4.95% 5/15/2033	100,000	103,539
Meta Platforms Inc 5.4% 8/15/2054	210,000	207,476
Meta Platforms Inc 5.55% 8/15/2064	140,000	138,971
Meta Platforms Inc 5.6% 5/15/2053	60,000	60,861
		1,777,312
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	50,000	46,502
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	120,000	87,552
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	80,000	52,777
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	100,000	98,463
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	260,000	164,494
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	48,000	47,780
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	100,000	79,203
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	60,000	49,615
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	42,000	39,613
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	190,000	164,223
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	621,000	650,578
Comcast Corp 2.35% 1/15/2027	260,000	254,814
Comcast Corp 2.45% 8/15/2052	135,000	74,549
Comcast Corp 2.65% 2/1/2030	230,000	215,667
Comcast Corp 2.8% 1/15/2051	180,000	109,889
Comcast Corp 2.887% 11/1/2051	179,000	110,259
Comcast Corp 2.937% 11/1/2056	385,000	228,463
Comcast Corp 2.987% 11/1/2063	305,000	174,160
Comcast Corp 3.4% 4/1/2030	87,000	84,169
Comcast Corp 3.55% 5/1/2028	76,000	75,233
Comcast Corp 3.75% 4/1/2040	31,000	26,068
Comcast Corp 3.9% 3/1/2038	50,000	44,015
Comcast Corp 3.969% 11/1/2047	350,000	273,502
Comcast Corp 4.049% 11/1/2052	146,000	111,942
Comcast Corp 4.55% 1/15/2029	110,000	111,427
Comcast Corp 5.3% 5/15/2035	150,000	154,230
Comcast Corp 5.35% 5/15/2053	110,000	103,146
Comcast Corp 5.5% 5/15/2064	20,000	18,849
Fox Corp 4.709% 1/25/2029	34,000	34,437
Fox Corp 5.476% 1/25/2039	189,000	189,719
Fox Corp 5.576% 1/25/2049	23,000	22,393
Paramount Global 4.2% 6/1/2029	210,000	206,446
Paramount Global 4.95% 1/15/2031	190,000	187,832
Paramount Global 5.85% 9/1/2043	363,000	331,545
Time Warner Cable LLC 5.5% 9/1/2041	351,000	321,671
TWDC Enterprises 18 Corp 2.95% 6/15/2027	98,000	96,640
TWDC Enterprises 18 Corp 3% 2/13/2026	210,000	209,120
TWDC Enterprises 18 Corp 3% 7/30/2046	100,000	69,776
		5,320,761
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3% 2/15/2041	529,000	397,503
T-Mobile USA Inc 3.6% 11/15/2060	210,000	142,654
T-Mobile USA Inc 3.75% 4/15/2027	80,000	79,524
T-Mobile USA Inc 3.875% 4/15/2030	80,000	78,447
T-Mobile USA Inc 4.375% 4/15/2040	74,000	66,818
T-Mobile USA Inc 4.5% 4/15/2050	80,000	67,298
T-Mobile USA Inc 4.8% 7/15/2028	125,000	127,277
T-Mobile USA Inc 5.05% 7/15/2033	125,000	127,683
T-Mobile USA Inc 5.2% 1/15/2033	605,000	624,275
T-Mobile USA Inc 5.65% 1/15/2053	55,000	54,342
T-Mobile USA Inc 5.8% 9/15/2062	170,000	170,995
		1,936,816
TOTAL COMMUNICATION SERVICES		15,632,998

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	400,000	403,743
Lear Corp 5.25% 5/15/2049	50,000	45,078
		448,821
Automobiles - 0.3%
American Honda Finance Corp 4.25% 9/1/2028	90,000	90,228
American Honda Finance Corp 4.55% 7/9/2027	300,000	302,440
American Honda Finance Corp 4.8% 3/5/2030	60,000	61,025
American Honda Finance Corp 4.9% 1/10/2034	130,000	130,966
American Honda Finance Corp 5.125% 7/7/2028	60,000	61,526
American Honda Finance Corp 5.15% 7/9/2032	30,000	30,739
American Honda Finance Corp 5.2% 3/5/2035	40,000	40,636
American Honda Finance Corp 5.65% 11/15/2028	160,000	166,814
Ford Motor Co 3.25% 2/12/2032	30,000	26,249
Ford Motor Co 4.75% 1/15/2043	130,000	103,651
Ford Motor Co 5.291% 12/8/2046	110,000	92,678
Ford Motor Co 6.1% 8/19/2032	270,000	276,579
General Motors Co 5.4% 10/15/2029	100,000	103,286
General Motors Co 5.4% 4/1/2048	40,000	36,472
General Motors Co 5.95% 4/1/2049 (e)	290,000	282,729
General Motors Co 6.75% 4/1/2046	69,000	73,894
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	144,226
General Motors Financial Co Inc 5.6% 6/18/2031	80,000	82,791
General Motors Financial Co Inc 5.65% 1/17/2029	250,000	258,539
General Motors Financial Co Inc 5.8% 6/23/2028	410,000	424,871
General Motors Financial Co Inc 6.1% 1/7/2034	70,000	73,591
General Motors Financial Co Inc 6.4% 1/9/2033	100,000	107,235
		2,971,165
Broadline Retail - 0.2%
Amazon.com Inc 2.1% 5/12/2031	105,000	94,464
Amazon.com Inc 2.5% 6/3/2050	110,000	67,954
Amazon.com Inc 2.7% 6/3/2060	160,000	94,639
Amazon.com Inc 2.875% 5/12/2041	220,000	168,808
Amazon.com Inc 3.1% 5/12/2051	105,000	73,047
Amazon.com Inc 3.15% 8/22/2027	460,000	454,992
Amazon.com Inc 3.875% 8/22/2037	440,000	405,676
Amazon.com Inc 4.05% 8/22/2047	280,000	236,875
eBay Inc 4% 7/15/2042	40,000	33,390
eBay Inc 5.95% 11/22/2027	170,000	176,613
		1,806,458
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	130,000	99,722
Duke University 2.832% 10/1/2055	30,000	18,932
George Washington University/The 4.126% 9/15/2048	100,000	82,445
Massachusetts Institute of Technology 2.989% 7/1/2050	250,000	170,550
Massachusetts Institute of Technology 3.067% 4/1/2052	200,000	137,245
Northwestern University 3.662% 12/1/2057	100,000	73,641
President and Fellows of Harvard College 2.517% 10/15/2050	130,000	80,100
University of Chicago/The 3% 10/1/2052	100,000	68,381
University of Southern California 2.945% 10/1/2051	240,000	158,906
		889,922
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 3.8% 2/15/2028	50,000	49,566
Expedia Group Inc 4.625% 8/1/2027	130,000	130,883
Expedia Group Inc 5% 2/15/2026	160,000	160,006
Las Vegas Sands Corp 5.625% 6/15/2028	260,000	265,811
Marriott International Inc/MD 3.125% 6/15/2026	390,000	387,147
Marriott International Inc/MD 4.875% 5/15/2029	300,000	305,825
Marriott International Inc/MD 5.25% 10/15/2035	80,000	80,712
Marriott International Inc/MD 5.35% 3/15/2035	100,000	102,272
Marriott International Inc/MD 5.5% 4/15/2037	80,000	81,755
McDonald's Corp 2.125% 3/1/2030	400,000	366,828
McDonald's Corp 2.625% 9/1/2029	150,000	142,127
McDonald's Corp 3.5% 7/1/2027	91,000	90,288
McDonald's Corp 3.6% 7/1/2030	340,000	331,982
McDonald's Corp 3.625% 5/1/2043	20,000	15,937
McDonald's Corp 3.8% 4/1/2028	84,000	83,636
McDonald's Corp 4.2% 4/1/2050	80,000	65,772
McDonald's Corp 4.7% 12/9/2035	109,000	108,233
McDonald's Corp 5% 2/13/2036	170,000	171,252
McDonald's Corp 5.15% 9/9/2052	50,000	47,304
Starbucks Corp 2.55% 11/15/2030	597,000	547,945
Starbucks Corp 4.5% 11/15/2048	70,000	59,659
Starbucks Corp 5.4% 5/15/2035	60,000	62,213
		3,657,153
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	50,000	50,570
DR Horton Inc 5.5% 10/15/2035	30,000	31,104
PulteGroup Inc 5% 1/15/2027	190,000	191,657
Toll Brothers Finance Corp 4.35% 2/15/2028	60,000	60,177
		333,508
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	70,000	66,670
Hasbro Inc 3.55% 11/19/2026	190,000	188,379
Hasbro Inc 3.9% 11/19/2029	30,000	29,220
Hasbro Inc 6.05% 5/14/2034	60,000	62,754
		347,023
Specialty Retail - 0.4%
AutoNation Inc 1.95% 8/1/2028	100,000	93,798
AutoZone Inc 4% 4/15/2030 (e)	150,000	148,069
AutoZone Inc 4.75% 2/1/2033	40,000	40,061
AutoZone Inc 5.1% 7/15/2029	10,000	10,284
AutoZone Inc 5.165% 6/15/2030	50,000	51,602
AutoZone Inc 5.4% 7/15/2034	10,000	10,371
Home Depot Inc/The 2.7% 4/15/2030	146,000	137,525
Home Depot Inc/The 2.8% 9/14/2027	84,000	82,407
Home Depot Inc/The 2.95% 6/15/2029	686,000	661,707
Home Depot Inc/The 3.125% 12/15/2049	20,000	13,866
Home Depot Inc/The 3.35% 4/15/2050	100,000	72,221
Home Depot Inc/The 3.5% 9/15/2056	50,000	35,601
Home Depot Inc/The 3.9% 6/15/2047	29,000	23,415
Home Depot Inc/The 4.25% 4/1/2046	104,000	89,301
Home Depot Inc/The 4.5% 12/6/2048	90,000	79,098
Home Depot Inc/The 4.65% 9/15/2035	60,000	59,406
Home Depot Inc/The 4.95% 6/25/2034	200,000	204,795
Home Depot Inc/The 5.3% 6/25/2054	250,000	244,675
Home Depot Inc/The 5.875% 12/16/2036	110,000	119,786
Lowe's Cos Inc 3.5% 4/1/2051	300,000	213,081
Lowe's Cos Inc 3.65% 4/5/2029	80,000	78,619
Lowe's Cos Inc 3.95% 10/15/2027	450,000	449,705
Lowe's Cos Inc 4.05% 5/3/2047	53,000	42,666
Lowe's Cos Inc 5% 4/15/2033	470,000	480,911
Lowe's Cos Inc 5.75% 7/1/2053	30,000	30,276
Lowe's Cos Inc 5.85% 4/1/2063	110,000	111,007
O'Reilly Automotive Inc 3.6% 9/1/2027	260,000	257,683
TJX Cos Inc/The 3.875% 4/15/2030	687,000	680,967
		4,522,903
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.85% 3/27/2030	570,000	541,393
NIKE Inc 3.375% 3/27/2050	40,000	29,066
Tapestry Inc 5.1% 3/11/2030	50,000	51,138
Tapestry Inc 5.5% 3/11/2035	50,000	51,074
		672,671
TOTAL CONSUMER DISCRETIONARY		15,649,624

Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Co/The 1.45% 6/1/2027	30,000	28,883
Coca-Cola Co/The 1.65% 6/1/2030	30,000	26,981
Coca-Cola Co/The 2.25% 1/5/2032	240,000	214,695
Coca-Cola Co/The 2.5% 6/1/2040	30,000	22,316
Coca-Cola Co/The 2.6% 6/1/2050	30,000	18,955
Coca-Cola Co/The 2.75% 6/1/2060	30,000	18,240
Coca-Cola Co/The 2.875% 5/5/2041	150,000	115,320
Coca-Cola Co/The 3.45% 3/25/2030	186,000	181,452
Coca-Cola Co/The 4.2% 3/25/2050	150,000	127,586
Coca-Cola Co/The 5% 5/13/2034	50,000	52,048
Coca-Cola Co/The 5.2% 1/14/2055	120,000	117,556
Constellation Brands Inc 3.6% 2/15/2028	63,000	62,160
Constellation Brands Inc 3.75% 5/1/2050	90,000	66,239
Constellation Brands Inc 5.25% 11/15/2048	50,000	46,537
Keurig Dr Pepper Inc 2.55% 9/15/2026	50,000	49,270
Keurig Dr Pepper Inc 3.8% 5/1/2050	190,000	137,755
Keurig Dr Pepper Inc 4.6% 5/15/2030	50,000	50,018
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,728
Keurig Dr Pepper Inc 5.15% 5/15/2035	50,000	49,524
Molson Coors Beverage Co 4.2% 7/15/2046	92,000	74,950
PepsiCo Inc 1.4% 2/25/2031	440,000	382,671
PepsiCo Inc 1.625% 5/1/2030	267,000	239,382
PepsiCo Inc 2.75% 10/21/2051	90,000	57,607
PepsiCo Inc 4% 3/5/2042	190,000	164,448
PepsiCo Inc 4% 5/2/2047	116,000	96,094
PepsiCo Inc 5% 7/23/2035	40,000	40,746
Pepsico Singapore Financing I Pte Ltd 4.7% 2/16/2034	50,000	50,157
		2,509,318
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	395,000	379,472
Dollar General Corp 3.5% 4/3/2030	40,000	38,417
Dollar General Corp 5% 11/1/2032	110,000	111,087
Dollar General Corp 5.45% 7/5/2033 (e)	40,000	41,476
Kroger Co/The 1.7% 1/15/2031	400,000	349,505
Kroger Co/The 2.65% 10/15/2026	230,000	226,798
Kroger Co/The 3.7% 8/1/2027	100,000	99,477
Kroger Co/The 5.4% 1/15/2049	28,000	26,897
Kroger Co/The 5.5% 9/15/2054	120,000	116,959
Kroger Co/The 5.65% 9/15/2064	90,000	87,789
Sysco Corp 3.3% 2/15/2050	50,000	34,939
Sysco Corp 4.45% 3/15/2048	52,000	44,311
Sysco Corp 6.6% 4/1/2050 (e)	220,000	244,482
Target Corp 2.65% 9/15/2030	77,000	71,755
Target Corp 2.95% 1/15/2052	100,000	65,724
Target Corp 3.9% 11/15/2047	40,000	31,981
Target Corp 4% 7/1/2042	15,000	12,806
Target Corp 4.35% 6/15/2028	100,000	100,995
Target Corp 5.25% 2/15/2036	140,000	144,123
Walmart Inc 1.8% 9/22/2031	80,000	70,580
Walmart Inc 3.625% 12/15/2047	20,000	15,835
Walmart Inc 3.7% 6/26/2028	170,000	169,971
Walmart Inc 3.9% 4/15/2028	250,000	250,898
Walmart Inc 3.95% 6/28/2038	150,000	139,131
Walmart Inc 4.05% 6/29/2048	80,000	67,432
Walmart Inc 4.1% 4/15/2033 (e)	350,000	347,553
Walmart Inc 4.5% 4/15/2053	70,000	62,697
		3,353,090
Food Products - 0.4%
Archer-Daniels-Midland Co 2.5% 8/11/2026	450,000	444,542
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	99,657
Bunge Ltd Finance Corp 4.2% 9/17/2029	60,000	59,794
Bunge Ltd Finance Corp 4.65% 9/17/2034	60,000	58,818
Campbell's Company/The 4.15% 3/15/2028	80,000	79,907
Campbell's Company/The 4.75% 3/23/2035	100,000	96,979
Campbell's Company/The 4.8% 3/15/2048	60,000	52,876
Conagra Brands Inc 4.85% 11/1/2028	190,000	192,015
Conagra Brands Inc 5.3% 11/1/2038	13,000	12,480
Conagra Brands Inc 5.4% 11/1/2048	60,000	54,802
General Mills Inc 2.875% 4/15/2030	40,000	37,542
General Mills Inc 3% 2/1/2051	80,000	52,190
General Mills Inc 4.2% 4/17/2028	89,000	89,170
General Mills Inc 4.7% 4/17/2048	20,000	17,672
General Mills Inc 4.875% 1/30/2030	150,000	153,134
Hormel Foods Corp 3.05% 6/3/2051	40,000	26,780
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (c)	100,000	102,121
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (c)	50,000	51,270
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (c)	40,000	41,647
JM Smucker Co 4.375% 3/15/2045	20,000	16,852
JM Smucker Co 6.2% 11/15/2033	270,000	293,254
Kellanova 3.25% 4/1/2026	200,000	199,082
Kellanova 4.5% 4/1/2046	32,000	28,041
Kraft Heinz Foods Co 3.75% 4/1/2030	220,000	213,429
Kraft Heinz Foods Co 4.375% 6/1/2046	140,000	116,506
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	91,173
Kraft Heinz Foods Co 5% 7/15/2035	150,000	148,835
Kraft Heinz Foods Co 5.2% 3/15/2032	130,000	133,208
Kraft Heinz Foods Co 5.4% 3/15/2035	30,000	30,652
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	101,821
Mondelez International Inc 4.125% 5/7/2028	270,000	270,244
Pilgrim's Pride Corp 3.5% 3/1/2032	100,000	91,534
Tyson Foods Inc 4% 3/1/2026	170,000	169,815
Tyson Foods Inc 4.875% 8/15/2034	70,000	69,897
Tyson Foods Inc 5.1% 9/28/2048	50,000	46,135
Tyson Foods Inc 5.4% 3/15/2029	290,000	299,954
		4,043,828
Household Products - 0.1%
Church & Dwight Co Inc 5% 6/15/2052	40,000	37,203
Colgate-Palmolive Co 3.1% 8/15/2027	430,000	424,986
Kimberly-Clark Corp 1.05% 9/15/2027	110,000	104,360
Kimberly-Clark Corp 3.1% 3/26/2030	22,000	21,116
Kimberly-Clark Corp 6.625% 8/1/2037	40,000	46,633
Procter & Gamble Co/The 3% 3/25/2030	105,000	100,762
Procter & Gamble Co/The 3.55% 3/25/2040	160,000	139,389
		874,449
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031 (e)	200,000	176,574
Estee Lauder Cos Inc/The 4.375% 6/15/2045	100,000	84,476
Kenvue Inc 4.9% 3/22/2033	65,000	66,076
Kenvue Inc 5.05% 3/22/2028	65,000	66,408
Kenvue Inc 5.05% 3/22/2053	65,000	60,441
Kenvue Inc 5.2% 3/22/2063	50,000	46,375
		500,350
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	110,000	108,595
Altria Group Inc 3.4% 5/6/2030	300,000	287,864
Altria Group Inc 3.7% 2/4/2051	110,000	79,265
Altria Group Inc 3.875% 9/16/2046	38,000	29,127
Altria Group Inc 4.45% 5/6/2050	80,000	64,857
Altria Group Inc 4.8% 2/14/2029	120,000	121,860
Altria Group Inc 5.625% 2/6/2035	150,000	155,721
Altria Group Inc 5.8% 2/14/2039	100,000	103,709
Altria Group Inc 5.95% 2/14/2049	30,000	30,659
Altria Group Inc 6.2% 11/1/2028	70,000	73,925
Philip Morris International Inc 3.125% 3/2/2028 (e)	54,000	52,868
Philip Morris International Inc 4.375% 11/15/2041	265,000	237,354
Philip Morris International Inc 4.625% 11/1/2029	30,000	30,445
Philip Morris International Inc 4.875% 2/15/2028	30,000	30,540
Philip Morris International Inc 4.9% 11/1/2034	30,000	30,236
Philip Morris International Inc 5.125% 2/15/2030	190,000	196,353
Philip Morris International Inc 5.375% 2/15/2033	100,000	104,432
Philip Morris International Inc 6.375% 5/16/2038	100,000	112,227
		1,850,037
TOTAL CONSUMER STAPLES		13,131,072

Energy - 1.5%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	172,000	138,692
Halliburton Co 4.5% 11/15/2041	200,000	177,292
Halliburton Co 4.85% 11/15/2035	110,000	108,337
NOV Inc 3.6% 12/1/2029	110,000	106,252
		530,573
Oil, Gas & Consumable Fuels - 1.5%
APA Corp 5.25% 2/1/2042	43,000	34,707
APA Corp 6.75% 2/15/2055	20,000	20,161
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	70,000	68,029
Cheniere Energy Partners LP 4.5% 10/1/2029	150,000	149,520
Chevron Corp 1.995% 5/11/2027	80,000	77,756
Chevron Corp 2.236% 5/11/2030	80,000	73,980
Chevron Corp 2.978% 5/11/2040	80,000	63,248
Chevron Corp 3.078% 5/11/2050	80,000	55,503
Chevron USA Inc 3.85% 1/15/2028	55,000	55,012
Chevron USA Inc 4.05% 8/13/2028	430,000	432,152
Chevron USA Inc 4.95% 8/15/2047	30,000	28,326
Columbia Pipeline Group Inc 5.8% 6/1/2045	20,000	19,904
ConocoPhillips 6.5% 2/1/2039	260,000	293,618
ConocoPhillips Co 4.7% 1/15/2030	90,000	91,749
ConocoPhillips Co 5% 1/15/2035 (e)	110,000	111,435
ConocoPhillips Co 5.5% 1/15/2055	60,000	58,779
ConocoPhillips Co 5.65% 1/15/2065	20,000	19,618
ConocoPhillips Co 5.7% 9/15/2063	50,000	49,577
ConocoPhillips Co 5.95% 3/15/2046	86,000	90,346
Continental Resources Inc/OK 4.9% 6/1/2044	30,000	24,474
Devon Energy Corp 5% 6/15/2045	100,000	87,062
Devon Energy Corp 5.75% 9/15/2054	90,000	83,481
Diamondback Energy Inc 4.25% 3/15/2052	120,000	94,164
Diamondback Energy Inc 5.55% 4/1/2035	20,000	20,532
Diamondback Energy Inc 5.9% 4/18/2064	30,000	28,880
Diamondback Energy Inc 6.25% 3/15/2053	120,000	122,894
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	60,000	44,212
Energy Transfer LP 5% 5/15/2050	160,000	136,960
Energy Transfer LP 5.2% 4/1/2030	100,000	103,107
Energy Transfer LP 5.75% 2/15/2033	490,000	513,634
Energy Transfer LP 5.8% 6/15/2038	70,000	71,202
Energy Transfer LP 6% 6/15/2048	356,000	350,852
Energy Transfer LP 6.2% 4/1/2055	110,000	110,661
Energy Transfer LP 6.25% 4/15/2049	50,000	50,471
Energy Transfer LP 6.55% 12/1/2033	170,000	185,944
Enterprise Products Operating LLC 3.125% 7/31/2029	70,000	67,525
Enterprise Products Operating LLC 3.95% 2/15/2027	85,000	84,946
Enterprise Products Operating LLC 4.2% 1/31/2050	418,000	340,978
Enterprise Products Operating LLC 4.25% 2/15/2048	105,000	87,376
Enterprise Products Operating LLC 4.95% 2/15/2035	50,000	50,416
Enterprise Products Operating LLC 5.25% 8/16/2077 (b)	290,000	289,688
Enterprise Products Operating LLC 5.35% 1/31/2033	100,000	104,508
Enterprise Products Operating LLC 5.55% 2/16/2055	50,000	49,419
Enterprise Products Operating LLC 7.55% 4/15/2038	20,000	24,006
EOG Resources Inc 4.375% 4/15/2030	510,000	512,789
EOG Resources Inc 5% 7/15/2032	150,000	153,479
EQT Corp 5.75% 2/1/2034	100,000	104,656
EQT Corp 7% 2/1/2030 (f)	90,000	97,987
Exxon Mobil Corp 3.452% 4/15/2051	330,000	241,783
Exxon Mobil Corp 4.227% 3/19/2040	421,000	385,317
Hess Corp 4.3% 4/1/2027	150,000	150,495
Hess Corp 7.125% 3/15/2033	130,000	150,863
HF Sinclair Corp 5.5% 9/1/2032	80,000	81,319
Kinder Morgan Energy Partners LP 5% 3/1/2043	215,000	196,951
Kinder Morgan Energy Partners LP 5% 8/15/2042	100,000	91,637
Kinder Morgan Inc 4.3% 3/1/2028	112,000	112,482
Kinder Morgan Inc 5.2% 3/1/2048	30,000	27,488
Kinder Morgan Inc 5.2% 6/1/2033	250,000	256,011
Kinder Morgan Inc 5.45% 8/1/2052	20,000	18,865
Kinder Morgan Inc 5.55% 6/1/2045	220,000	213,686
Kinder Morgan Inc 7.75% 1/15/2032	110,000	127,907
Marathon Petroleum Corp 4.75% 9/15/2044	21,000	18,074
Marathon Petroleum Corp 5.125% 12/15/2026	410,000	413,648
Marathon Petroleum Corp 5.7% 3/1/2035	180,000	185,802
MPLX LP 4.7% 4/15/2048	28,000	23,444
MPLX LP 4.8% 2/15/2029	30,000	30,417
MPLX LP 4.8% 2/15/2031	90,000	90,543
MPLX LP 5.4% 9/15/2035	110,000	110,239
MPLX LP 5.5% 2/15/2049	310,000	288,597
MPLX LP 5.65% 3/1/2053	120,000	113,265
Occidental Petroleum Corp 5.2% 8/1/2029 (e)	70,000	71,029
Occidental Petroleum Corp 5.55% 10/1/2034 (e)	80,000	81,170
Occidental Petroleum Corp 6.125% 1/1/2031	200,000	210,673
Occidental Petroleum Corp 6.6% 3/15/2046 (e)	220,000	230,005
ONEOK Inc 3.95% 3/1/2050	75,000	55,211
ONEOK Inc 4.25% 9/24/2027	30,000	30,031
ONEOK Inc 4.4% 10/15/2029	20,000	19,985
ONEOK Inc 4.45% 9/1/2049	40,000	32,192
ONEOK Inc 4.55% 7/15/2028	59,000	59,491
ONEOK Inc 4.75% 10/15/2031	90,000	90,029
ONEOK Inc 4.95% 10/15/2032	200,000	199,888
ONEOK Inc 5% 3/1/2026	72,000	72,040
ONEOK Inc 5.05% 11/1/2034	70,000	69,033
ONEOK Inc 5.65% 11/1/2028	50,000	51,850
ONEOK Inc 5.7% 11/1/2054	70,000	66,085
ONEOK Inc 6.05% 9/1/2033	130,000	137,851
ONEOK Inc 6.1% 11/15/2032	220,000	235,744
ONEOK Inc 6.25% 10/15/2055	80,000	81,242
ONEOK Inc 6.625% 9/1/2053	100,000	106,379
Ovintiv Inc 6.5% 2/1/2038	50,000	52,544
Ovintiv Inc 6.625% 8/15/2037	50,000	52,981
Phillips 66 2.15% 12/15/2030	70,000	62,489
Phillips 66 3.3% 3/15/2052	140,000	92,875
Phillips 66 3.9% 3/15/2028	94,000	93,490
Phillips 66 Co 3.15% 12/15/2029	170,000	162,464
Phillips 66 Co 4.95% 3/15/2035 (e)	120,000	118,779
Phillips 66 Co 5.5% 3/15/2055	40,000	37,673
Phillips 66 Co 5.65% 6/15/2054	30,000	28,740
Pioneer Natural Resources Co 1.125% 1/15/2026	230,000	227,898
Pioneer Natural Resources Co 1.9% 8/15/2030	19,000	17,064
Plains All American Pipeline LP / PAA Finance Corp 5.15% 6/1/2042	100,000	91,277
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	71,000	71,892
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	850,000	852,965
Shell Finance US Inc 3.25% 4/6/2050	100,000	70,982
Shell Finance US Inc 3.75% 9/12/2046	70,000	55,577
Shell Finance US Inc 4.375% 5/11/2045	293,000	255,976
Shell International Finance BV 3.125% 11/7/2049	100,000	69,104
Spectra Energy Partners LP 3.375% 10/15/2026	158,000	156,810
Targa Resources Corp 4.9% 9/15/2030	70,000	71,101
Targa Resources Corp 6.125% 3/15/2033	250,000	265,865
Targa Resources Corp 6.125% 5/15/2055	90,000	90,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	230,000	233,951
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	66,000	62,931
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	180,000	140,999
Valero Energy Corp 3.65% 12/1/2051	100,000	70,261
Valero Energy Corp 4.35% 6/1/2028	20,000	20,108
Valero Energy Corp 6.625% 6/15/2037	30,000	33,266
Western Gas Partners LP 5.25% 2/1/2050 (f)	20,000	17,406
Western Gas Partners LP 5.3% 3/1/2048	100,000	86,989
Williams Cos Inc/The 2.6% 3/15/2031	160,000	145,277
Williams Cos Inc/The 3.5% 10/15/2051	130,000	92,330
Williams Cos Inc/The 3.75% 6/15/2027	35,000	34,762
Williams Cos Inc/The 4.625% 6/30/2030	350,000	352,983
Williams Cos Inc/The 4.85% 3/1/2048	83,000	73,601
Williams Cos Inc/The 5.4% 3/2/2026	120,000	120,540
Williams Cos Inc/The 5.65% 3/15/2033	60,000	63,013
		15,565,947
TOTAL ENERGY		16,096,520

Financials - 6.0%
Banks - 2.6%
Bank of America Corp 1.197% 10/24/2026 (b)	924,000	922,214
Bank of America Corp 2.482% 9/21/2036 (b)	280,000	243,089
Bank of America Corp 2.651% 3/11/2032 (b)	180,000	164,129
Bank of America Corp 2.676% 6/19/2041 (b)	200,000	147,383
Bank of America Corp 2.687% 4/22/2032 (b)	356,000	324,309
Bank of America Corp 2.972% 2/4/2033 (b)	90,000	81,957
Bank of America Corp 2.972% 7/21/2052 (b)	370,000	246,243
Bank of America Corp 3.419% 12/20/2028 (b)	220,000	216,643
Bank of America Corp 3.946% 1/23/2049 (b)	23,000	18,573
Bank of America Corp 3.97% 3/5/2029 (b)	125,000	124,392
Bank of America Corp 3.974% 2/7/2030 (b)	60,000	59,557
Bank of America Corp 4.083% 3/20/2051 (b)	320,000	260,405
Bank of America Corp 4.271% 7/23/2029 (b)	80,000	80,277
Bank of America Corp 4.33% 3/15/2050 (b)	60,000	51,191
Bank of America Corp 4.623% 5/9/2029 (b)	700,000	708,672
Bank of America Corp 5% 1/21/2044	400,000	391,159
Bank of America Corp 5.08% 1/20/2027 (b)	800,000	801,469
Bank of America Corp 5.162% 1/24/2031 (b)	150,000	154,813
Bank of America Corp 5.288% 4/25/2034 (b)	500,000	517,310
Bank of America Corp 5.425% 8/15/2035 (b)	130,000	132,614
Bank of America Corp 5.511% 1/24/2036 (b)	150,000	156,797
Bank of America Corp 5.518% 10/25/2035 (b)	80,000	81,944
Bank of America Corp 5.872% 9/15/2034 (b)	260,000	278,592
Bank of America Corp 6.204% 11/10/2028 (b)	500,000	521,050
Citibank NA 4.914% 5/29/2030 (e)	500,000	513,716
Citigroup Inc 2.976% 11/5/2030 (b)	270,000	255,593
Citigroup Inc 3.52% 10/27/2028 (b)	205,000	202,268
Citigroup Inc 3.98% 3/20/2030 (b)	160,000	158,060
Citigroup Inc 4.412% 3/31/2031 (b)	370,000	369,377
Citigroup Inc 4.503% 9/11/2031 (b)	100,000	100,054
Citigroup Inc 4.6% 3/9/2026	550,000	550,853
Citigroup Inc 4.65% 7/23/2048	78,000	69,580
Citigroup Inc 5.3% 5/6/2044	80,000	78,052
Citigroup Inc 5.316% 3/26/2041 (b)	617,000	614,610
Citigroup Inc 5.411% 9/19/2039 (b)	330,000	331,119
Citigroup Inc 5.875% 2/22/2033	410,000	437,228
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	109,137
Citigroup Inc 8.125% 7/15/2039	220,000	282,043
Citizens Financial Group Inc 2.5% 2/6/2030	30,000	27,528
Citizens Financial Group Inc 2.638% 9/30/2032	78,000	66,640
Citizens Financial Group Inc 2.85% 7/27/2026	100,000	98,904
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	90,000	92,238
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	90,000	93,972
Comerica Inc 5.982% 1/30/2030 (b)	50,000	52,032
Fifth Third Bancorp 2.55% 5/5/2027	200,000	195,285
Fifth Third Bancorp 4.337% 4/25/2033 (b)	70,000	68,223
Fifth Third Bancorp 5.631% 1/29/2032 (b)	40,000	41,934
Fifth Third Bancorp 6.361% 10/27/2028 (b)	120,000	125,129
Fifth Third Bancorp 8.25% 3/1/2038	40,000	49,490
Huntington Bancshares Inc/OH 2.55% 2/4/2030	90,000	83,330
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	70,000	70,306
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	130,000	133,987
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	130,000	136,817
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	390,000	380,168
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	188,000	185,298
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	250,000	220,992
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	150,000	139,130
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	40,000	35,877
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	239,000	217,206
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	720,000	679,968
JPMorgan Chase & Co 2.95% 10/1/2026	224,000	221,889
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	46,894
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	100,000	69,141
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	190,000	136,692
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	660,000	654,232
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	734,000	660,875
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	43,000	42,892
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	30,057
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	200,000	201,655
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	470,000	475,295
JPMorgan Chase & Co 4.95% 6/1/2045	135,000	127,143
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	200,000	205,149
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	150,000	154,968
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	300,000	309,819
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	150,000	154,931
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	880,000	916,922
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	200,000	210,805
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	120,000	124,402
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	120,000	126,903
KeyCorp 2.25% 4/6/2027	350,000	340,022
KeyCorp 4.789% 6/1/2033 (b)	30,000	29,898
KeyCorp 5.121% 4/4/2031 (b)	40,000	41,072
KeyCorp 6.401% 3/6/2035 (b)	50,000	54,260
M&T Bank Corp 4.553% 8/16/2028 (b)	170,000	171,059
M&T Bank Corp 5.053% 1/27/2034 (b)	40,000	40,102
M&T Bank Corp 5.179% 7/8/2031 (b)	110,000	112,652
PNC Financial Services Group Inc/The 1.15% 8/13/2026	514,000	501,898
PNC Financial Services Group Inc/The 3.15% 5/19/2027	430,000	424,362
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	60,000	61,993
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	90,000	92,304
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	80,000	82,325
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (b)	90,000	93,163
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	40,000	41,736
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	103,623
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	230,000	242,543
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	100,000	107,264
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	30,000	32,371
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	100,000	103,238
Santander Holdings USA Inc 6.124% 5/31/2027 (b)	350,000	353,668
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	104,818
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	40,000	44,802
Truist Financial Corp 1.267% 3/2/2027 (b)	29,000	28,636
Truist Financial Corp 4.916% 7/28/2033 (b)	50,000	49,839
Truist Financial Corp 5.153% 8/5/2032 (b)	10,000	10,292
Truist Financial Corp 5.711% 1/24/2035 (b)	230,000	241,355
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	105,953
Truist Financial Corp 6.123% 10/28/2033 (b)	30,000	32,322
US Bancorp 1.375% 7/22/2030	210,000	184,208
US Bancorp 2.491% 11/3/2036 (b)	50,000	43,104
US Bancorp 3.1% 4/27/2026	240,000	238,691
US Bancorp 4.653% 2/1/2029 (b)	240,000	242,655
US Bancorp 4.839% 2/1/2034 (b)	150,000	150,657
US Bancorp 5.046% 2/12/2031 (b)	130,000	133,332
US Bancorp 5.775% 6/12/2029 (b)	270,000	280,996
US Bancorp 5.836% 6/12/2034 (b)	60,000	63,935
US Bancorp 5.85% 10/21/2033 (b)	70,000	74,642
Wachovia Corp 5.5% 8/1/2035	140,000	144,280
Wells Fargo & Co 2.572% 2/11/2031 (b)	690,000	641,238
Wells Fargo & Co 3.068% 4/30/2041 (b)	100,000	77,629
Wells Fargo & Co 3.584% 5/22/2028 (b)	82,000	81,260
Wells Fargo & Co 4.1% 6/3/2026	1,194,000	1,193,061
Wells Fargo & Co 4.611% 4/25/2053 (b)	110,000	96,638
Wells Fargo & Co 4.75% 12/7/2046	257,000	228,067
Wells Fargo & Co 4.892% 9/15/2036 (b)	40,000	39,920
Wells Fargo & Co 4.897% 7/25/2033 (b)	130,000	132,071
Wells Fargo & Co 5.013% 4/4/2051 (b)	130,000	121,401
Wells Fargo & Co 5.15% 4/23/2031 (b)	100,000	103,130
Wells Fargo & Co 5.244% 1/24/2031 (b)	400,000	413,843
Wells Fargo & Co 5.375% 2/7/2035	100,000	106,036
Wells Fargo & Co 5.389% 4/24/2034 (b)	280,000	290,937
Wells Fargo & Co 5.557% 7/25/2034 (b)	200,000	210,080
Wells Fargo & Co 5.574% 7/25/2029 (b)	200,000	207,270
Wells Fargo & Co 5.605% 4/23/2036 (b)	100,000	104,945
Wells Fargo & Co 5.606% 1/15/2044	180,000	180,193
Wells Fargo & Co 6.491% 10/23/2034 (b)	430,000	477,770
		28,731,149
Capital Markets - 1.5%
Ameriprise Financial Inc 2.875% 9/15/2026	100,000	98,938
Ameriprise Financial Inc 5.15% 5/15/2033	40,000	41,449
Apollo Debt Solutions BDC 6.55% 3/15/2032 (c)	100,000	104,939
Ares Capital Corp 2.15% 7/15/2026	234,000	229,886
Ares Capital Corp 2.875% 6/15/2027	120,000	117,108
Ares Capital Corp 3.2% 11/15/2031	50,000	44,788
Ares Capital Corp 5.100% 1/15/2031	40,000	39,711
Ares Capital Corp 5.5% 9/1/2030	30,000	30,366
Ares Capital Corp 5.95% 7/15/2029	70,000	72,321
Ares Strategic Income Fund 4.85% 1/15/2029 (c)	70,000	69,273
Ares Strategic Income Fund 5.6% 2/15/2030	90,000	90,879
Ares Strategic Income Fund 6.2% 3/21/2032	50,000	51,659
Bank of New York Mellon Corp/The 1.8% 7/28/2031	80,000	70,468
Bank of New York Mellon Corp/The 3.85% 4/28/2028	27,000	27,052
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	240,000	242,697
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	30,000	30,814
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	120,000	122,298
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	154,120
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)	30,000	31,040
Bank of New York Mellon Corp/The 5.802% 10/25/2028 (b)	110,000	113,880
Bank of New York Mellon Corp/The 6.474% 10/25/2034 (b)	140,000	156,043
BlackRock Funding Inc 4.6% 7/26/2027	30,000	30,399
BlackRock Funding Inc 5.25% 3/14/2054	100,000	97,522
BlackRock Funding Inc 5.35% 1/8/2055	30,000	29,717
Blackrock Inc 2.1% 2/25/2032	50,000	43,839
Blackrock Inc 4.75% 5/25/2033	160,000	163,481
Blackstone Private Credit Fund 5.05% 9/10/2030	50,000	49,418
Blackstone Private Credit Fund 5.25% 4/1/2030	70,000	70,262
Blackstone Private Credit Fund 5.95% 7/16/2029	50,000	51,438
Blackstone Private Credit Fund 6% 1/29/2032 (e)	40,000	41,275
Blackstone Private Credit Fund 6% 11/22/2034 (e)	30,000	30,721
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	53,409
Blackstone Secured Lending Fund 5.35% 4/13/2028	100,000	101,368
Blue Owl Capital Corp 5.95% 3/15/2029	150,000	152,899
Charles Schwab Corp/The 1.65% 3/11/2031	70,000	60,852
Charles Schwab Corp/The 2% 3/20/2028	215,000	205,380
Charles Schwab Corp/The 3.2% 3/2/2027	350,000	346,358
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	140,000	152,500
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	60,000	63,677
CME Group Inc 2.65% 3/15/2032	70,000	63,584
CME Group Inc 3.75% 6/15/2028	110,000	109,707
CME Group Inc 5.3% 9/15/2043	40,000	40,849
Franklin Resources Inc 2.95% 8/12/2051	30,000	19,140
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	255,000	231,341
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	440,000	436,835
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	887,000	795,052
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	60,000	60,070
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	230,000	212,715
Goldman Sachs Group Inc/The 4.75% 10/21/2045	28,000	25,579
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (b)	400,000	404,683
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	18,873
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	200,000	206,457
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	300,000	313,153
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	230,000	233,549
Goldman Sachs Group Inc/The 6.75% 10/1/2037	350,000	392,140
Golub Capital BDC Inc 6% 7/15/2029	50,000	51,091
HPS Corporate Lending Fund 5.45% 11/15/2030 (c)	50,000	49,966
HPS Corporate Lending Fund 5.95% 4/14/2032 (e)	20,000	20,330
HPS Corporate Lending Fund 6.25% 9/30/2029	40,000	41,290
HPS Corporate Lending Fund 6.75% 1/30/2029	20,000	20,854
Intercontinental Exchange Inc 1.85% 9/15/2032	180,000	151,723
Intercontinental Exchange Inc 2.65% 9/15/2040	80,000	59,349
Intercontinental Exchange Inc 3% 6/15/2050	138,000	92,035
Intercontinental Exchange Inc 3% 9/15/2060	40,000	24,697
Intercontinental Exchange Inc 3.75% 9/21/2028	50,000	49,575
Intercontinental Exchange Inc 4.6% 3/15/2033	240,000	240,986
Intercontinental Exchange Inc 4.95% 6/15/2052	20,000	18,507
Invesco Finance PLC 3.75% 1/15/2026	110,000	109,807
Jefferies Financial Group Inc 2.75% 10/15/2032	100,000	86,984
Jefferies Financial Group Inc 4.15% 1/23/2030	40,000	39,492
Jefferies Financial Group Inc 4.85% 1/15/2027	100,000	100,808
Jefferies Financial Group Inc 5.875% 7/21/2028 (e)	140,000	145,762
Jefferies Financial Group Inc 6.2% 4/14/2034	10,000	10,632
Jefferies Financial Group Inc 6.5% 1/20/2043	20,000	21,468
Lazard Group LLC 4.5% 9/19/2028	100,000	100,451
Legg Mason Inc 5.625% 1/15/2044	20,000	20,069
LPL Holdings Inc 5.15% 6/15/2030	80,000	81,425
LPL Holdings Inc 5.65% 3/15/2035	40,000	40,754
LPL Holdings Inc 6.75% 11/17/2028	30,000	32,021
Moody's Corp 4.875% 12/17/2048	123,000	113,057
Moody's Corp 5% 8/5/2034	50,000	50,995
Morgan Stanley 2.699% 1/22/2031 (b)	1,340,000	1,252,143
Morgan Stanley 3.591% 7/22/2028 (b)	210,000	207,790
Morgan Stanley 3.625% 1/20/2027	96,000	95,661
Morgan Stanley 3.772% 1/24/2029 (b)	300,000	297,400
Morgan Stanley 3.95% 4/23/2027	200,000	199,562
Morgan Stanley 3.971% 7/22/2038 (b)	120,000	107,332
Morgan Stanley 4.375% 1/22/2047	148,000	129,792
Morgan Stanley 4.457% 4/22/2039 (b)	295,000	278,446
Morgan Stanley 5.042% 7/19/2030 (b)	40,000	40,994
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	204,726
Morgan Stanley 5.192% 4/17/2031 (b)	90,000	92,933
Morgan Stanley 5.25% 4/21/2034 (b)	420,000	433,114
Morgan Stanley 5.297% 4/20/2037 (b)	140,000	142,034
Morgan Stanley 5.32% 7/19/2035 (b)	40,000	41,274
Morgan Stanley 5.424% 7/21/2034 (b)(e)	530,000	552,209
Morgan Stanley 5.587% 1/18/2036 (b)	50,000	52,350
Morgan Stanley 5.597% 3/24/2051 (b)	90,000	91,693
Morgan Stanley 5.664% 4/17/2036 (b)	90,000	94,955
Morgan Stanley 5.948% 1/19/2038 (b)	190,000	199,211
Morgan Stanley 6.342% 10/18/2033 (b)	320,000	351,693
Morgan Stanley 6.375% 7/24/2042	190,000	213,423
MSCI Inc 5.25% 9/1/2035	50,000	50,414
Nasdaq Inc 2.5% 12/21/2040	100,000	70,836
Nasdaq Inc 5.35% 6/28/2028	90,000	92,798
Nasdaq Inc 5.55% 2/15/2034	40,000	42,000
Nasdaq Inc 5.95% 8/15/2053	8,000	8,375
Nasdaq Inc 6.1% 6/28/2063	40,000	42,278
Northern Trust Corp 1.95% 5/1/2030	220,000	200,550
Raymond James Financial Inc 4.95% 7/15/2046	70,000	64,613
S&P Global Inc 2.3% 8/15/2060	100,000	52,176
S&P Global Inc 2.45% 3/1/2027	590,000	577,828
S&P Global Inc 2.9% 3/1/2032	150,000	137,381
S&P Global Inc 4.75% 8/1/2028 (e)	140,000	142,611
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	30,000	30,914
State Street Corp 1.684% 11/18/2027 (b)	204,000	198,672
State Street Corp 4.729% 2/28/2030	100,000	102,177
State Street Corp 4.821% 1/26/2034 (b)	100,000	101,328
State Street Corp 4.834% 4/24/2030	90,000	92,395
State Street Corp 5.146% 2/28/2036 (b)	70,000	71,591
State Street Corp 5.684% 11/21/2029 (b)	110,000	115,278
State Street Corp 6.123% 11/21/2034 (b)	30,000	32,465
		16,327,514
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (b)	70,000	72,198
Ally Financial Inc 6.848% 1/3/2030 (b)	120,000	126,941
Ally Financial Inc 6.992% 6/13/2029 (b)	120,000	126,703
American Express Co 2.55% 3/4/2027	100,000	98,046
American Express Co 3.3% 5/3/2027	30,000	29,690
American Express Co 4.05% 12/3/2042	160,000	138,673
American Express Co 4.351% 7/20/2029 (b)	300,000	301,770
American Express Co 4.989% 5/26/2033 (b)	30,000	30,561
American Express Co 5.043% 5/1/2034 (b)	90,000	92,405
American Express Co 5.442% 1/30/2036 (b)	110,000	114,408
American Express Co 5.532% 4/25/2030 (b)(e)	270,000	282,131
Capital One Financial Corp 3.75% 7/28/2026	70,000	69,720
Capital One Financial Corp 3.8% 1/31/2028	251,000	249,057
Capital One Financial Corp 5.817% 2/1/2034 (b)	250,000	262,177
Capital One Financial Corp 6.377% 6/8/2034 (b)	100,000	108,167
Capital One Financial Corp 7.624% 10/30/2031 (b)	120,000	135,719
Ford Motor Credit Co LLC 2.9% 2/16/2028	330,000	313,741
Ford Motor Credit Co LLC 5.918% 3/20/2028	290,000	294,967
Ford Motor Credit Co LLC 6.798% 11/7/2028	280,000	292,335
Ford Motor Credit Co LLC 6.8% 5/12/2028	310,000	321,961
Ford Motor Credit Co LLC 7.2% 6/10/2030	200,000	213,815
John Deere Capital Corp 2.8% 7/18/2029	220,000	210,312
John Deere Capital Corp 4.375% 10/15/2030	80,000	80,570
John Deere Capital Corp 4.75% 6/8/2026 (e)	740,000	744,457
John Deere Capital Corp 4.85% 10/11/2029 (e)	400,000	412,145
John Deere Capital Corp 5.05% 6/12/2034	50,000	51,557
PACCAR Financial Corp 4% 9/26/2029	160,000	159,901
Synchrony Financial 3.95% 12/1/2027	150,000	148,281
Synchrony Financial 5.15% 3/19/2029	159,000	161,004
Toyota Motor Credit Corp 2.15% 2/13/2030	100,000	92,133
Toyota Motor Credit Corp 4.55% 8/9/2029	80,000	81,223
Toyota Motor Credit Corp 4.6% 10/10/2031	50,000	50,674
Toyota Motor Credit Corp 4.7% 1/12/2033	70,000	70,947
Toyota Motor Credit Corp 4.8% 1/5/2034	120,000	122,122
Toyota Motor Credit Corp 5.45% 11/10/2027	380,000	391,601
		6,452,112
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	20,000	15,152
Aon Corp / Aon Global Holdings PLC 5.35% 2/28/2033	200,000	208,807
Apollo Global Management Inc 5.15% 8/12/2035	110,000	110,549
Berkshire Hathaway Inc 4.5% 2/11/2043	33,000	31,338
Blue Owl Credit Income Corp 5.8% 3/15/2030	50,000	50,702
Blue Owl Credit Income Corp 6.6% 9/15/2029	80,000	83,405
Blue Owl Credit Income Corp 6.65% 3/15/2031	70,000	73,572
BP Capital Markets America Inc 3% 2/24/2050	240,000	158,745
BP Capital Markets America Inc 3.001% 3/17/2052	100,000	65,078
BP Capital Markets America Inc 3.379% 2/8/2061	20,000	13,343
BP Capital Markets America Inc 4.812% 2/13/2033	300,000	303,529
BP Capital Markets America Inc 5.017% 11/17/2027	60,000	61,269
BP Capital Markets America Inc 5.227% 11/17/2034	180,000	185,919
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	124,187
Corebridge Financial Inc 3.85% 4/5/2029	80,000	78,770
Corebridge Financial Inc 3.9% 4/5/2032	80,000	76,384
Corebridge Financial Inc 4.35% 4/5/2042	20,000	17,264
Corebridge Financial Inc 5.75% 1/15/2034	40,000	42,075
Corebridge Financial Inc 6.875% 12/15/2052 (b)	100,000	102,547
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	308,780
DH Europe Finance II Sarl 2.6% 11/15/2029	80,000	75,352
DH Europe Finance II Sarl 3.4% 11/15/2049	50,000	36,732
Equitable Holdings Inc 4.35% 4/20/2028	120,000	120,412
Equitable Holdings Inc 6.7% 3/28/2055 (b)	20,000	20,845
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	28,573	24,727
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	242,869
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	177,810
Fiserv Inc 3.5% 7/1/2029	80,000	77,755
Fiserv Inc 4.4% 7/1/2049	240,000	197,881
Fiserv Inc 4.55% 2/15/2031	40,000	40,148
Global Payments Inc 1.2% 3/1/2026	346,000	341,427
Global Payments Inc 4.15% 8/15/2049	20,000	15,196
Global Payments Inc 5.4% 8/15/2032	140,000	143,246
Global Payments Inc 5.95% 8/15/2052	20,000	19,625
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (c)	30,000	30,446
Golub Capital Private Credit Fund 5.875% 5/1/2030	50,000	50,866
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	70,000	72,158
Jackson Financial Inc 4% 11/23/2051	40,000	28,858
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	89,467
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	330,000	344,629
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	60,000	68,803
Mastercard Inc 2% 11/18/2031	240,000	211,869
Mastercard Inc 2.95% 6/1/2029	50,000	48,314
Mastercard Inc 3.3% 3/26/2027	38,000	37,704
Mastercard Inc 3.35% 3/26/2030	103,000	100,241
Mastercard Inc 3.85% 3/26/2050	115,000	92,151
Mastercard Inc 4.55% 1/15/2035	140,000	139,695
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	170,000	165,784
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	100,000	102,286
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	60,000	64,369
PayPal Holdings Inc 2.3% 6/1/2030	120,000	110,466
PayPal Holdings Inc 4.4% 6/1/2032	100,000	100,071
PayPal Holdings Inc 5.25% 6/1/2062	30,000	28,595
PayPal Holdings Inc 5.5% 6/1/2054 (e)	80,000	80,259
Sixth Street Lending Partners 6.5% 3/11/2029	50,000	51,975
Visa Inc 1.1% 2/15/2031	250,000	215,422
Visa Inc 2.05% 4/15/2030	350,000	321,902
Visa Inc 2.7% 4/15/2040	150,000	114,919
Visa Inc 4.15% 12/14/2035	38,000	36,715
Voya Financial Inc 4.7% 1/23/2048 (b)	20,000	19,271
Western Union Co/The 6.2% 11/17/2036	20,000	20,885
		6,393,560
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	224,000	219,472
Allstate Corp/The 1.45% 12/15/2030	110,000	94,891
Allstate Corp/The 5.55% 5/9/2035	156,000	163,467
American International Group Inc 4.375% 6/30/2050	240,000	203,641
American International Group Inc 4.5% 7/16/2044	25,000	22,297
American International Group Inc 4.75% 4/1/2048	100,000	90,479
Aon Corp 3.75% 5/2/2029	120,000	118,203
Aon Global Ltd 4.75% 5/15/2045	50,000	45,045
Aon North America Inc 5.45% 3/1/2034	250,000	260,426
Arch Capital Group Ltd 7.35% 5/1/2034	20,000	23,228
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	47,662
Arthur J Gallagher & Co 3.5% 5/20/2051	150,000	106,347
Arthur J Gallagher & Co 4.85% 12/15/2029	60,000	61,226
Arthur J Gallagher & Co 5.15% 2/15/2035	60,000	60,709
Arthur J Gallagher & Co 5.55% 2/15/2055	43,000	42,022
Arthur J Gallagher & Co 5.75% 3/2/2053	45,000	44,802
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	33,811
Assurant Inc 4.9% 3/27/2028	60,000	60,703
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	70,000	73,594
Athene Holding Ltd 3.5% 1/15/2031	20,000	18,978
Athene Holding Ltd 4.125% 1/12/2028	84,000	83,863
Athene Holding Ltd 6.15% 4/3/2030	180,000	191,869
Athene Holding Ltd 6.625% 10/15/2054 (b)	40,000	40,359
Athene Holding Ltd 6.625% 5/19/2055	60,000	64,209
Athene Holding Ltd 6.65% 2/1/2033	100,000	108,519
Baylor Scott & White Holdings 2.839% 11/15/2050	120,000	77,355
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	120,000	106,158
Berkshire Hathaway Fin Corp 1.85% 3/12/2030	170,000	155,285
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	220,000	144,314
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	243,000	207,539
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	32,955
Brighthouse Financial Inc 5.625% 5/15/2030 (e)	80,000	82,053
Brown & Brown Inc 4.2% 3/17/2032	110,000	106,134
Brown & Brown Inc 4.7% 6/23/2028	100,000	100,955
Brown & Brown Inc 5.55% 6/23/2035	50,000	51,432
Brown & Brown Inc 6.25% 6/23/2055	50,000	52,614
Chubb INA Holdings LLC 1.375% 9/15/2030	350,000	306,682
Chubb INA Holdings LLC 3.05% 12/15/2061	120,000	75,152
Chubb INA Holdings LLC 4.35% 11/3/2045	128,000	112,868
CNA Financial Corp 3.9% 5/1/2029	160,000	157,934
CNA Financial Corp 5.2% 8/15/2035	20,000	20,038
First American Financial Corp 2.4% 8/15/2031	60,000	52,119
Globe Life Inc 2.15% 8/15/2030	50,000	44,913
Hartford Insurance Group Inc/The 2.9% 9/15/2051	30,000	19,467
Hartford Insurance Group Inc/The 4.4% 3/15/2048	70,000	60,742
Hartford Insurance Group Inc/The 6.1% 10/1/2041	30,000	31,856
Markel Group Inc 3.35% 9/17/2029	30,000	28,964
Markel Group Inc 3.5% 11/1/2027	100,000	98,726
Markel Group Inc 4.15% 9/17/2050	40,000	31,496
Markel Group Inc 5% 5/20/2049	50,000	45,025
Markel Group Inc 6% 5/16/2054	20,000	20,407
Marsh & McLennan Cos Inc 4.2% 3/1/2048	110,000	92,054
Marsh & McLennan Cos Inc 4.65% 3/15/2030	70,000	71,137
Marsh & McLennan Cos Inc 4.85% 11/15/2031	70,000	71,592
Marsh & McLennan Cos Inc 4.9% 3/15/2049	70,000	64,357
Marsh & McLennan Cos Inc 5% 3/15/2035	70,000	70,856
Marsh & McLennan Cos Inc 5.35% 11/15/2044	40,000	39,664
Marsh & McLennan Cos Inc 5.4% 3/15/2055	50,000	49,021
Marsh & McLennan Cos Inc 5.45% 3/15/2053	40,000	39,582
Marsh & McLennan Cos Inc 5.7% 9/15/2053	40,000	40,950
Marsh & McLennan Cos Inc 5.75% 11/1/2032	100,000	107,250
MetLife Inc 4.05% 3/1/2045	18,000	15,174
MetLife Inc 4.55% 3/23/2030	600,000	610,223
MetLife Inc 4.875% 11/13/2043	100,000	94,278
MetLife Inc 5.25% 1/15/2054	130,000	126,656
MetLife Inc 6.35% 3/15/2055 (b)	10,000	10,625
MetLife Inc 6.4% 12/15/2066 (b)	100,000	105,231
Principal Financial Group Inc 4.35% 5/15/2043	30,000	26,336
Principal Financial Group Inc 5.375% 3/15/2033	120,000	124,678
Progressive Corp/The 2.5% 3/15/2027	100,000	97,959
Progressive Corp/The 3.2% 3/26/2030	100,000	96,192
Progressive Corp/The 4.2% 3/15/2048	135,000	114,745
Prudential Financial Inc 3.878% 3/27/2028	23,000	23,036
Prudential Financial Inc 3.935% 12/7/2049	38,000	30,009
Prudential Financial Inc 4.35% 2/25/2050	285,000	241,195
Prudential Financial Inc 4.5% 9/15/2047 (b)	110,000	108,612
Prudential Financial Inc 5.125% 3/1/2052 (b)	50,000	50,181
Prudential Financial Inc 5.2% 3/14/2035	10,000	10,279
Prudential Financial Inc 6% 9/1/2052 (b)	70,000	72,734
Prudential Financial Inc 6.5% 3/15/2054 (b)	60,000	64,206
Reinsurance Group of America Inc 3.95% 9/15/2026	50,000	49,949
Reinsurance Group of America Inc 6% 9/15/2033	30,000	32,076
Selective Insurance Group Inc 5.9% 4/15/2035	40,000	41,550
Travelers Companies Inc/The 2.55% 4/27/2050	200,000	122,936
Travelers Companies Inc/The 4% 5/30/2047	32,000	26,375
Travelers Companies Inc/The 4.1% 3/4/2049	50,000	41,148
Travelers Companies Inc/The 5.7% 7/24/2055	40,000	41,425
Unum Group 4% 6/15/2029	100,000	98,716
Unum Group 4.125% 6/15/2051	20,000	15,227
Unum Group 6% 6/15/2054	30,000	30,368
Willis North America Inc 2.95% 9/15/2029	250,000	237,350
Willis North America Inc 5.35% 5/15/2033	20,000	20,697
Willis North America Inc 5.9% 3/5/2054	20,000	20,373
		7,950,007
TOTAL FINANCIALS		65,854,342

Health Care - 2.7%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	50,000	49,426
AbbVie Inc 3.2% 11/21/2029	80,000	77,180
AbbVie Inc 4.05% 11/21/2039	50,000	44,747
AbbVie Inc 4.25% 11/21/2049	390,000	328,568
AbbVie Inc 4.3% 5/14/2036	140,000	134,550
AbbVie Inc 4.5% 5/14/2035	440,000	431,772
AbbVie Inc 4.55% 3/15/2035	80,000	78,752
AbbVie Inc 4.7% 5/14/2045	120,000	110,077
AbbVie Inc 4.8% 3/15/2029	150,000	153,394
AbbVie Inc 4.875% 11/14/2048	100,000	92,743
AbbVie Inc 5.05% 3/15/2034	220,000	226,385
AbbVie Inc 5.4% 3/15/2054	150,000	149,150
Amgen Inc 3% 1/15/2052	30,000	19,710
Amgen Inc 3.15% 2/21/2040	410,000	322,698
Amgen Inc 3.2% 11/2/2027	56,000	55,094
Amgen Inc 3.375% 2/21/2050	110,000	79,637
Amgen Inc 4.2% 3/1/2033	260,000	252,852
Amgen Inc 4.4% 5/1/2045	102,000	88,569
Amgen Inc 4.663% 6/15/2051	190,000	165,974
Amgen Inc 4.875% 3/1/2053	50,000	44,592
Amgen Inc 5.15% 3/2/2028	480,000	491,206
Amgen Inc 5.25% 3/2/2033	100,000	103,584
Amgen Inc 5.65% 3/2/2053	182,000	181,534
Amgen Inc 5.75% 3/2/2063	140,000	139,668
Amgen Inc 6.4% 2/1/2039	100,000	109,564
Biogen Inc 3.25% 2/15/2051	270,000	176,874
Gilead Sciences Inc 2.8% 10/1/2050	180,000	116,225
Gilead Sciences Inc 4% 9/1/2036	40,000	37,214
Gilead Sciences Inc 4.15% 3/1/2047	60,000	50,618
Gilead Sciences Inc 4.5% 2/1/2045	311,000	278,678
Gilead Sciences Inc 4.8% 11/15/2029	50,000	51,313
Gilead Sciences Inc 5.5% 11/15/2054	50,000	50,370
		4,692,718
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.75% 11/30/2036	140,000	141,282
Abbott Laboratories 4.9% 11/30/2046	150,000	143,963
Baxter International Inc 1.915% 2/1/2027	180,000	174,464
Baxter International Inc 2.539% 2/1/2032	180,000	157,804
Baxter International Inc 3.132% 12/1/2051	20,000	12,765
Becton Dickinson & Co 2.823% 5/20/2030	150,000	140,563
Becton Dickinson & Co 3.7% 6/6/2027	52,000	51,649
Becton Dickinson & Co 4.669% 6/6/2047	130,000	114,866
Becton Dickinson & Co 5.081% 6/7/2029	100,000	102,685
Boston Scientific Corp 3.75% 3/1/2026	120,000	119,784
Boston Scientific Corp 4% 3/1/2029	100,000	100,042
Boston Scientific Corp 4.7% 3/1/2049	140,000	128,515
GE HealthCare Technologies Inc 5.5% 6/15/2035	80,000	82,927
GE HealthCare Technologies Inc 5.857% 3/15/2030	100,000	105,950
GE HealthCare Technologies Inc 5.905% 11/22/2032	140,000	150,642
Medtronic Inc 4.625% 3/15/2045	168,000	154,342
Solventum Corp 5.6% 3/23/2034	200,000	208,226
Stryker Corp 2.9% 6/15/2050	140,000	93,861
Stryker Corp 3.5% 3/15/2026	240,000	239,321
Stryker Corp 4.625% 9/11/2034	100,000	99,512
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	200,000	205,663
		2,728,826
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	60,000	51,938
Aetna Inc 6.625% 6/15/2036	60,000	65,969
AHS Hospital Corp 2.78% 7/1/2051	250,000	157,145
Allina Health System 3.887% 4/15/2049	20,000	15,525
Banner Health 2.913% 1/1/2051	100,000	63,840
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	100,000	72,285
Cardinal Health Inc 3.41% 6/15/2027	67,000	66,273
Cardinal Health Inc 4.5% 9/15/2030	370,000	371,128
Cardinal Health Inc 5.45% 2/15/2034	110,000	114,183
Cencora Inc 4.25% 3/1/2045	20,000	16,799
Cencora Inc 4.85% 12/15/2029	30,000	30,610
Cencora Inc 5.125% 2/15/2034	110,000	112,622
Cencora Inc 5.15% 2/15/2035	30,000	30,637
Centene Corp 2.45% 7/15/2028	100,000	92,923
Centene Corp 2.625% 8/1/2031	130,000	111,673
Centene Corp 3.375% 2/15/2030	260,000	239,119
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	79,000	49,769
Cigna Group/The 4.375% 10/15/2028	30,000	30,158
Cigna Group/The 4.5% 2/25/2026	74,000	74,001
Cigna Group/The 4.5% 9/15/2030	190,000	190,560
Cigna Group/The 4.8% 7/15/2046	465,000	416,543
Cigna Group/The 4.8% 8/15/2038	200,000	190,848
Cigna Group/The 4.9% 12/15/2048	30,000	26,930
CommonSpirit Health 3.91% 10/1/2050	125,000	93,714
CommonSpirit Health 4.35% 11/1/2042	100,000	86,020
CommonSpirit Health 5.318% 12/1/2034	100,000	101,604
CVS Health Corp 3% 8/15/2026	20,000	19,791
CVS Health Corp 3.25% 8/15/2029	195,000	186,936
CVS Health Corp 3.625% 4/1/2027	170,000	168,546
CVS Health Corp 3.75% 4/1/2030	380,000	368,109
CVS Health Corp 4.25% 4/1/2050	480,000	375,490
CVS Health Corp 4.3% 3/25/2028	264,000	264,174
CVS Health Corp 5% 1/30/2029	40,000	40,786
CVS Health Corp 5% 9/15/2032 (e)	100,000	101,224
CVS Health Corp 5.05% 3/25/2048	131,000	116,556
CVS Health Corp 5.25% 2/21/2033	250,000	255,786
CVS Health Corp 5.3% 6/1/2033	70,000	71,657
CVS Health Corp 5.625% 2/21/2053	130,000	123,535
CVS Health Corp 6% 6/1/2063	90,000	88,661
CVS Health Corp 6.05% 6/1/2054	50,000	50,577
Elevance Health Inc 3.65% 12/1/2027	320,000	317,733
Elevance Health Inc 4% 9/15/2028	100,000	99,563
Elevance Health Inc 4.101% 3/1/2028	50,000	49,972
Elevance Health Inc 4.375% 12/1/2047	175,000	145,946
Elevance Health Inc 4.55% 3/1/2048	250,000	213,716
Elevance Health Inc 4.625% 5/15/2042	140,000	126,222
Elevance Health Inc 5.2% 2/15/2035	140,000	142,686
Elevance Health Inc 5.7% 9/15/2055	90,000	89,204
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	91,674
HCA Inc 4.5% 2/15/2027	1,013,000	1,014,855
HCA Inc 5.25% 6/15/2049	100,000	91,599
HCA Inc 5.5% 3/1/2032	250,000	260,458
HCA Inc 5.6% 4/1/2034	200,000	207,617
HCA Inc 5.75% 3/1/2035	100,000	104,547
HCA Inc 6% 4/1/2054	300,000	300,588
HCA Inc 6.1% 4/1/2064	70,000	70,282
Humana Inc 3.95% 3/15/2027	445,000	443,540
Humana Inc 4.625% 12/1/2042	80,000	69,308
Humana Inc 5.75% 12/1/2028	70,000	72,914
Humana Inc 5.75% 4/15/2054	70,000	66,814
Humana Inc 6% 5/1/2055	70,000	69,316
Integris Baptist Medical Center Inc 3.875% 8/15/2050	83,000	60,431
Kaiser Foundation Hospitals 2.81% 6/1/2041	63,000	46,596
Kaiser Foundation Hospitals 3.266% 11/1/2049	80,000	56,640
Kaiser Foundation Hospitals 4.15% 5/1/2047	130,000	108,729
Mass General Brigham Inc 3.342% 7/1/2060	60,000	40,023
McKesson Corp 4.65% 5/30/2030	30,000	30,513
McKesson Corp 5.25% 5/30/2035	60,000	61,800
MyMichigan Health 3.409% 6/1/2050	33,000	23,428
New York and Presbyterian Hospital/The 4.024% 8/1/2045	80,000	66,829
Novant Health Inc 3.168% 11/1/2051	105,000	71,092
NYU Langone Hospitals 3.38% 7/1/2055	70,000	48,567
Orlando Health Obligated Group 3.327% 10/1/2050	57,000	40,558
Piedmont Healthcare Inc 2.719% 1/1/2042	37,000	26,269
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	130,000	77,444
Sutter Health 3.361% 8/15/2050	130,000	92,335
Sutter Health 5.537% 8/15/2035	120,000	125,863
Trinity Health Corp 2.632% 12/1/2040	50,000	36,625
UnitedHealth Group Inc 1.15% 5/15/2026	180,000	176,761
UnitedHealth Group Inc 1.25% 1/15/2026	81,000	80,268
UnitedHealth Group Inc 2.9% 5/15/2050	120,000	77,360
UnitedHealth Group Inc 3.05% 5/15/2041	230,000	174,960
UnitedHealth Group Inc 3.5% 8/15/2039	772,000	643,928
UnitedHealth Group Inc 3.7% 8/15/2049	40,000	29,947
UnitedHealth Group Inc 3.75% 10/15/2047	30,000	23,028
UnitedHealth Group Inc 4.25% 1/15/2029	100,000	100,349
UnitedHealth Group Inc 4.45% 12/15/2048	102,000	86,511
UnitedHealth Group Inc 4.625% 7/15/2035	100,000	98,619
UnitedHealth Group Inc 4.7% 4/15/2029	340,000	346,324
UnitedHealth Group Inc 4.95% 5/15/2062	90,000	79,137
UnitedHealth Group Inc 5% 4/15/2034	40,000	40,627
UnitedHealth Group Inc 5.05% 4/15/2053	100,000	91,629
UnitedHealth Group Inc 5.15% 7/15/2034	150,000	153,954
UnitedHealth Group Inc 5.25% 2/15/2028	90,000	92,413
UnitedHealth Group Inc 5.35% 2/15/2033	90,000	94,067
UnitedHealth Group Inc 5.5% 4/15/2064	100,000	95,856
UnitedHealth Group Inc 5.5% 7/15/2044	210,000	210,397
UnitedHealth Group Inc 5.625% 7/15/2054	110,000	109,405
UnitedHealth Group Inc 6.05% 2/15/2063	60,000	62,672
Universal Health Services Inc 4.625% 10/15/2029	100,000	99,903
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	44,724
		13,179,779
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	60,000	60,060
Agilent Technologies Inc 4.75% 9/9/2034	60,000	59,800
Revvity Inc 2.25% 9/15/2031	90,000	78,136
Thermo Fisher Scientific Inc 2.6% 10/1/2029	250,000	236,327
Thermo Fisher Scientific Inc 4.77% 10/7/2035	120,000	120,000
Thermo Fisher Scientific Inc 4.95% 11/21/2032	210,000	217,113
Thermo Fisher Scientific Inc 5.086% 8/10/2033	20,000	20,722
		792,158
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 3.2% 6/15/2026	650,000	646,779
Bristol-Myers Squibb Co 3.7% 3/15/2052	330,000	246,278
Bristol-Myers Squibb Co 3.9% 3/15/2062	100,000	73,309
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	90,592
Bristol-Myers Squibb Co 4.55% 2/20/2048	42,000	36,725
Bristol-Myers Squibb Co 4.9% 2/22/2029	130,000	133,484
Bristol-Myers Squibb Co 5.2% 2/22/2034	190,000	197,022
Bristol-Myers Squibb Co 5.55% 2/22/2054	131,000	130,563
Bristol-Myers Squibb Co 5.75% 2/1/2031	70,000	74,869
Bristol-Myers Squibb Co 6.4% 11/15/2063	210,000	231,871
Eli Lilly & Co 2.25% 5/15/2050	200,000	116,461
Eli Lilly & Co 4.2% 8/14/2029	100,000	100,708
Eli Lilly & Co 4.25% 3/15/2031	430,000	430,535
Eli Lilly & Co 4.6% 8/14/2034	100,000	100,375
Eli Lilly & Co 4.75% 2/12/2030	130,000	133,346
Eli Lilly & Co 4.875% 2/27/2053	50,000	46,630
Eli Lilly & Co 4.9% 10/15/2035	150,000	151,953
Eli Lilly & Co 5.05% 8/14/2054	100,000	95,396
Eli Lilly & Co 5.1% 2/9/2064	100,000	94,458
Eli Lilly & Co 5.5% 2/12/2055	130,000	132,786
Haleon US Capital LLC 3.625% 3/24/2032	250,000	236,910
Johnson & Johnson 2.1% 9/1/2040	220,000	155,093
Johnson & Johnson 2.25% 9/1/2050	50,000	30,083
Johnson & Johnson 2.45% 9/1/2060	110,000	62,695
Johnson & Johnson 3.4% 1/15/2038	116,000	102,075
Johnson & Johnson 3.55% 3/1/2036	110,000	100,744
Johnson & Johnson 4.9% 6/1/2031	100,000	104,241
Johnson & Johnson 5% 3/1/2035 (e)	140,000	145,533
Merck & Co Inc 1.45% 6/24/2030	100,000	88,596
Merck & Co Inc 3.7% 2/10/2045	45,000	36,114
Merck & Co Inc 3.850% 9/15/2027	30,000	30,066
Merck & Co Inc 4.05% 5/17/2028	100,000	100,545
Merck & Co Inc 4.15% 5/18/2043	266,000	231,242
Merck & Co Inc 4.150% 9/15/2030	60,000	60,060
Merck & Co Inc 4.5% 5/17/2033	150,000	150,814
Merck & Co Inc 5% 5/17/2053	150,000	140,950
Merck & Co Inc 5.700% 9/15/2055	130,000	134,152
Mylan Inc 4.55% 4/15/2028	20,000	19,921
Novartis Capital Corp 2% 2/14/2027	320,000	312,465
Novartis Capital Corp 2.75% 8/14/2050	50,000	32,786
Novartis Capital Corp 3.1% 5/17/2027	90,000	89,051
Novartis Capital Corp 4% 11/20/2045	35,000	29,664
Pfizer Inc 2.55% 5/28/2040	125,000	91,850
Pfizer Inc 2.7% 5/28/2050	380,000	239,678
Pfizer Inc 3.45% 3/15/2029	70,000	68,869
Pfizer Inc 4% 12/15/2036	36,000	33,603
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	640,000	641,253
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	270,000	273,078
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	113,000	115,118
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	200,000	202,050
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	150,000	145,367
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	154,000	148,824
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	250,000	237,288
Royalty Pharma PLC 3.3% 9/2/2040	100,000	76,717
Royalty Pharma PLC 5.200% 9/25/2035	180,000	179,847
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	3,000	2,976
Viatris Inc 2.7% 6/22/2030	100,000	90,041
Viatris Inc 3.85% 6/22/2040	120,000	91,511
Viatris Inc 4% 6/22/2050	100,000	68,222
Zoetis Inc 4.15% 8/17/2028	70,000	70,242
Zoetis Inc 4.45% 8/20/2048	60,000	51,934
Zoetis Inc 5% 8/17/2035	80,000	80,799
		8,567,207
TOTAL HEALTH CARE		29,960,688

Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 3.2% 3/1/2029	126,000	121,580
Boeing Co 3.6% 5/1/2034	170,000	153,767
Boeing Co 5.705% 5/1/2040	836,000	853,039
Boeing Co 5.805% 5/1/2050	130,000	129,878
Boeing Co 6.528% 5/1/2034	250,000	276,367
Boeing Co 6.858% 5/1/2054	30,000	34,221
GE Aerospace 4.35% 5/1/2050	489,000	426,896
General Dynamics Corp 2.125% 8/15/2026	160,000	157,668
General Dynamics Corp 3.625% 4/1/2030	140,000	137,362
General Dynamics Corp 4.25% 4/1/2050	50,000	42,958
General Dynamics Corp 4.95% 8/15/2035	60,000	61,121
Huntington Ingalls Industries Inc 4.2% 5/1/2030	60,000	59,167
L3Harris Technologies Inc 4.854% 4/27/2035	100,000	99,681
L3Harris Technologies Inc 5.05% 6/1/2029	200,000	205,621
L3Harris Technologies Inc 5.4% 1/15/2027	270,000	274,429
L3Harris Technologies Inc 5.5% 8/15/2054	50,000	49,697
Lockheed Martin Corp 4.07% 12/15/2042	70,000	60,424
Lockheed Martin Corp 4.09% 9/15/2052	70,000	56,489
Lockheed Martin Corp 4.7% 12/15/2031	210,000	214,834
Lockheed Martin Corp 4.7% 5/15/2046	28,000	25,704
Lockheed Martin Corp 5.2% 2/15/2064	20,000	18,872
Lockheed Martin Corp 5.9% 11/15/2063	200,000	211,836
Northrop Grumman Corp 3.25% 1/15/2028	80,000	78,676
Northrop Grumman Corp 4.03% 10/15/2047	106,000	86,368
Northrop Grumman Corp 5.2% 6/1/2054	60,000	57,127
Northrop Grumman Corp 5.25% 5/1/2050	120,000	115,556
RTX Corp 3.75% 11/1/2046	30,000	23,491
RTX Corp 4.05% 5/4/2047	18,000	14,666
RTX Corp 4.125% 11/16/2028	260,000	259,800
RTX Corp 4.35% 4/15/2047	260,000	222,663
RTX Corp 4.45% 11/16/2038	370,000	348,192
RTX Corp 5.15% 2/27/2033	240,000	248,578
RTX Corp 6.1% 3/15/2034	200,000	218,999
		5,345,727
Air Freight & Logistics - 0.1%
FedEx Corp 4.05% 2/15/2048	150,000	113,848
FedEx Corp 4.25% 5/15/2030	175,000	175,033
FedEx Corp 4.75% 11/15/2045 (c)	20,000	17,281
FedEx Corp 4.95% 10/17/2048	102,000	88,288
United Parcel Service Inc 4.875% 3/3/2033 (e)	360,000	370,323
United Parcel Service Inc 5.05% 3/3/2053	20,000	18,474
United Parcel Service Inc 5.25% 5/14/2035	50,000	51,737
United Parcel Service Inc 5.5% 5/22/2054	140,000	138,720
United Parcel Service Inc 5.6% 5/22/2064	50,000	49,280
United Parcel Service Inc 5.95% 5/14/2055	60,000	62,661
		1,085,645
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	50,000	48,938
Carrier Global Corp 2.722% 2/15/2030	100,000	93,719
Carrier Global Corp 3.377% 4/5/2040	195,000	157,428
Carrier Global Corp 3.577% 4/5/2050	50,000	37,288
Johnson Controls International plc / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	150,000	152,736
Johnson Controls International plc 5.125% 9/14/2045	6,000	5,558
Masco Corp 2% 2/15/2031	103,000	90,334
Masco Corp 3.125% 2/15/2051	52,000	33,692
Owens Corning 3.875% 6/1/2030	100,000	97,703
Owens Corning 4.4% 1/30/2048	20,000	16,643
Owens Corning 5.95% 6/15/2054	60,000	61,916
Trane Technologies Holdco Inc 3.75% 8/21/2028	210,000	208,407
Trane Technologies Holdco Inc 4.3% 2/21/2048	20,000	16,912
		1,021,274
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	433,129
Republic Services Inc 3.95% 5/15/2028	28,000	28,007
Veralto Corp 5.45% 9/18/2033	40,000	41,829
Waste Connections Inc 2.2% 1/15/2032	130,000	114,271
Waste Connections Inc 5% 3/1/2034	90,000	91,886
Waste Management Inc 4.65% 3/15/2030	60,000	61,210
Waste Management Inc 4.875% 2/15/2029	390,000	400,432
Waste Management Inc 4.875% 2/15/2034	80,000	81,828
Waste Management Inc 4.95% 3/15/2035	60,000	60,899
Waste Management Inc 4.95% 7/3/2027	40,000	40,696
Waste Management Inc 4.95% 7/3/2031 (e)	40,000	41,355
Waste Management Inc 5.35% 10/15/2054	60,000	59,111
		1,454,653
Electrical Equipment - 0.0%
Emerson Electric Co 2% 12/21/2028	290,000	272,832
Regal Rexnord Corp 6.05% 4/15/2028	170,000	175,853
Regal Rexnord Corp 6.4% 4/15/2033	40,000	42,942
Rockwell Automation Inc 4.2% 3/1/2049	50,000	41,940
		533,567
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	211,000	142,830
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	30,000	29,676
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	207,000	169,663
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	100,000	90,184
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	80,000	76,775
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	100,000	104,631
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	20,000	22,244
CSX Corp 2.4% 2/15/2030	80,000	74,493
CSX Corp 4.3% 3/1/2048	140,000	118,874
CSX Corp 4.5% 3/15/2049	160,000	138,249
CSX Corp 4.75% 11/15/2048	70,000	63,321
CSX Corp 6.15% 5/1/2037	140,000	154,602
Norfolk Southern Corp 2.9% 8/25/2051	110,000	71,419
Norfolk Southern Corp 3.8% 8/1/2028	63,000	62,692
Norfolk Southern Corp 4.05% 8/15/2052	90,000	71,777
Norfolk Southern Corp 4.1% 5/15/2121	60,000	42,547
Norfolk Southern Corp 4.15% 2/28/2048	38,000	31,402
Norfolk Southern Corp 4.45% 3/1/2033	150,000	149,107
Norfolk Southern Corp 5.1% 5/1/2035	70,000	71,470
Norfolk Southern Corp 5.35% 8/1/2054	50,000	49,237
Ryder System Inc 4.85% 6/15/2030	50,000	51,016
Ryder System Inc 6.6% 12/1/2033	60,000	67,199
Uber Technologies Inc 4.15% 1/15/2031	110,000	108,996
Uber Technologies Inc 4.3% 1/15/2030	50,000	50,145
Uber Technologies Inc 4.8% 9/15/2034	50,000	50,094
Uber Technologies Inc 4.8% 9/15/2035	40,000	39,637
Uber Technologies Inc 5.35% 9/15/2054	50,000	48,511
Union Pacific Corp 2.891% 4/6/2036	79,000	66,504
Union Pacific Corp 2.973% 9/16/2062	290,000	173,747
Union Pacific Corp 3.25% 2/5/2050	50,000	35,208
Union Pacific Corp 3.55% 8/15/2039	130,000	110,594
Union Pacific Corp 3.6% 9/15/2037	38,000	33,684
Union Pacific Corp 3.839% 3/20/2060	70,000	51,847
Union Pacific Corp 4.05% 11/15/2045	170,000	141,231
Union Pacific Corp 5.1% 2/20/2035	20,000	20,562
Union Pacific Corp 5.15% 1/20/2063	120,000	112,318
Union Pacific Corp 5.6% 12/1/2054	20,000	20,310
		2,916,796
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	177,000	165,762
3M Co 3.05% 4/15/2030	19,000	18,105
3M Co 3.625% 10/15/2047	50,000	37,897
3M Co 3.7% 4/15/2050	24,000	18,087
3M Co 3.875% 6/15/2044	70,000	56,613
3M Co 5.15% 3/15/2035	100,000	102,428
Honeywell International Inc 2.8% 6/1/2050	150,000	97,720
Honeywell International Inc 3.812% 11/21/2047	20,000	15,723
Honeywell International Inc 4.7% 2/1/2030	40,000	40,776
Honeywell International Inc 4.875% 9/1/2029	70,000	71,978
Honeywell International Inc 5% 3/1/2035	190,000	193,166
Honeywell International Inc 5.25% 3/1/2054	70,000	67,376
Honeywell International Inc 5.35% 3/1/2064	20,000	19,239
Trane Technologies Financing Ltd 3.8% 3/21/2029	125,000	123,547
		1,028,417
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	530,000	502,967
Caterpillar Financial Services Corp 4.1% 8/15/2028	450,000	452,020
Caterpillar Inc 3.25% 9/19/2049	110,000	79,343
Caterpillar Inc 4.75% 5/15/2064	40,000	35,916
Caterpillar Inc 5.2% 5/15/2035	50,000	51,730
Caterpillar Inc 5.2% 5/27/2041	100,000	100,921
Cummins Inc 4.875% 10/1/2043	110,000	106,071
Cummins Inc 4.9% 2/20/2029	60,000	61,740
Cummins Inc 5.3% 5/9/2035	60,000	61,944
Deere & Co 2.875% 9/7/2049	130,000	88,235
Deere & Co 5.7% 1/19/2055	80,000	84,142
Eaton Corp 4.15% 3/15/2033	150,000	147,691
Eaton Corp 4.7% 8/23/2052	20,000	18,296
Illinois Tool Works Inc 4.875% 9/15/2041	70,000	67,928
Ingersoll Rand Inc 5.7% 8/14/2033	150,000	159,348
Otis Worldwide Corp 2.565% 2/15/2030	70,000	65,174
Otis Worldwide Corp 3.362% 2/15/2050	80,000	57,278
Otis Worldwide Corp 5.131% 9/4/2035	10,000	10,117
Parker-Hannifin Corp 3.25% 6/14/2029	60,000	58,231
Parker-Hannifin Corp 4% 6/14/2049	110,000	89,524
Stanley Black & Decker Inc 2.75% 11/15/2050	150,000	89,005
		2,387,621
Passenger Airlines - 0.1%
American Airlines 2017-1 Class AA Pass Through Trust equipment trust certificate 3.65% 8/15/2030	88,688	86,163
Southwest Airlines Co 5.125% 6/15/2027	595,000	602,194
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	158,915	153,524
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	46,649	48,242
		890,123
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031	110,000	98,153
Paychex Inc 5.6% 4/15/2035	103,000	107,829
Verisk Analytics Inc 4.5% 8/15/2030	50,000	50,150
Verisk Analytics Inc 5.125% 2/15/2036	50,000	50,462
Verisk Analytics Inc 5.25% 3/15/2035	100,000	101,944
		408,538
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.875% 1/15/2026	120,000	119,470
Air Lease Corp 3.125% 12/1/2030	40,000	36,980
Air Lease Corp 3.75% 6/1/2026 (e)	158,000	157,158
Air Lease Corp 5.2% 7/15/2031	70,000	71,305
Ferguson Enterprises Inc 4.35% 3/15/2031	70,000	69,538
GATX Corp 4.55% 11/7/2028	130,000	130,735
GATX Corp 4.9% 3/15/2033	80,000	80,440
GATX Corp 6.9% 5/1/2034	100,000	112,605
WW Grainger Inc 4.45% 9/15/2034	110,000	108,703
		886,934
TOTAL INDUSTRIALS		17,959,295

Information Technology - 2.0%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	80,000	82,081
Cisco Systems Inc 4.8% 2/26/2027	370,000	374,442
Cisco Systems Inc 4.85% 2/26/2029	110,000	112,875
Cisco Systems Inc 5.05% 2/26/2034	110,000	113,780
Cisco Systems Inc 5.1% 2/24/2035	80,000	82,738
Cisco Systems Inc 5.3% 2/26/2054	50,000	49,355
Cisco Systems Inc 5.5% 1/15/2040	90,000	93,968
Cisco Systems Inc 5.5% 2/24/2055	40,000	40,701
Cisco Systems Inc 5.9% 2/15/2039	130,000	141,210
Motorola Solutions Inc 5.2% 8/15/2032	30,000	30,917
Motorola Solutions Inc 5.4% 4/15/2034	160,000	165,848
		1,287,915
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.25% 4/5/2034	130,000	135,609
Amphenol Corp 5.375% 11/15/2054	26,000	25,991
Corning Inc 5.35% 11/15/2048	140,000	135,599
Dell International LLC / EMC Corp 5.3% 10/1/2029	390,000	402,716
Dell International LLC / EMC Corp 8.1% 7/15/2036	80,000	97,485
Dell International LLC / EMC Corp 8.35% 7/15/2046	187,000	243,036
Vontier Corp 2.4% 4/1/2028	60,000	57,075
		1,097,511
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	150,000	147,154
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	40,000	37,343
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	40,000	41,014
IBM Corporation 1.95% 5/15/2030	175,000	158,490
IBM Corporation 2.95% 5/15/2050	175,000	115,055
IBM Corporation 3.5% 5/15/2029	843,000	825,755
IBM Corporation 4% 6/20/2042	90,000	76,495
IBM Corporation 4.15% 5/15/2039	100,000	89,774
IBM Corporation 5.2% 2/10/2035	100,000	102,658
IBM Corporation 5.6% 11/30/2039	50,000	52,293
IBM Corporation 5.7% 2/10/2055	100,000	101,379
IBM International Capital Pte Ltd 4.6% 2/5/2029	180,000	182,425
		1,929,835
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	30,000	25,798
Analog Devices Inc 2.8% 10/1/2041	130,000	96,228
Analog Devices Inc 2.95% 10/1/2051	40,000	26,422
Analog Devices Inc 4.5% 6/15/2030	30,000	30,382
Applied Materials Inc 4% 1/15/2031	80,000	79,209
Applied Materials Inc 4.35% 4/1/2047	28,000	24,460
Applied Materials Inc 5.85% 6/15/2041	70,000	74,819
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	1,324,000	1,308,634
Broadcom Inc 3.187% 11/15/2036 (c)	90,000	76,804
Broadcom Inc 3.419% 4/15/2033 (c)	82,000	75,889
Broadcom Inc 3.5% 2/15/2041 (c)	100,000	82,293
Broadcom Inc 4% 4/15/2029 (c)	70,000	69,675
Broadcom Inc 4.3% 11/15/2032	250,000	246,771
Broadcom Inc 4.55% 2/15/2032	190,000	191,320
Broadcom Inc 4.6% 7/15/2030	250,000	253,780
Broadcom Inc 4.75% 4/15/2029	50,000	51,016
Broadcom Inc 4.8% 10/15/2034	190,000	191,329
Broadcom Inc 4.9% 2/15/2038	200,000	198,928
Broadcom Inc 4.926% 5/15/2037 (c)	80,000	79,785
Broadcom Inc 5% 4/15/2030	50,000	51,523
Broadcom Inc 5.15% 11/15/2031	240,000	249,372
Intel Corp 3.25% 11/15/2049	110,000	73,094
Intel Corp 3.734% 12/8/2047	617,000	455,725
Intel Corp 4.875% 2/10/2028	100,000	101,517
Intel Corp 5.15% 2/21/2034	50,000	50,694
Intel Corp 5.2% 2/10/2033 (e)	710,000	725,880
Intel Corp 5.9% 2/10/2063	90,000	87,659
KLA Corp 4.65% 7/15/2032	110,000	111,626
KLA Corp 4.95% 7/15/2052	110,000	102,884
Lam Research Corp 2.875% 6/15/2050	150,000	99,654
Marvell Technology Inc 4.75% 7/15/2030	50,000	50,651
Marvell Technology Inc 5.95% 9/15/2033	60,000	64,375
Micron Technology Inc 3.366% 11/1/2041	30,000	23,209
Micron Technology Inc 4.663% 2/15/2030	230,000	232,114
Micron Technology Inc 5.327% 2/6/2029	50,000	51,516
Micron Technology Inc 5.375% 4/15/2028	60,000	61,878
Micron Technology Inc 5.65% 11/1/2032	40,000	41,977
Micron Technology Inc 5.8% 1/15/2035	70,000	73,643
Micron Technology Inc 6.05% 11/1/2035	50,000	53,422
NVIDIA Corp 2% 6/15/2031	216,000	194,096
NVIDIA Corp 2.85% 4/1/2030	100,000	95,561
NVIDIA Corp 3.5% 4/1/2040	50,000	42,822
NVIDIA Corp 3.5% 4/1/2050	50,000	38,369
QUALCOMM Inc 1.65% 5/20/2032	54,000	45,683
QUALCOMM Inc 4.5% 5/20/2030	130,000	131,988
QUALCOMM Inc 5% 5/20/2035	130,000	132,723
QUALCOMM Inc 5.4% 5/20/2033	250,000	265,641
QUALCOMM Inc 6% 5/20/2053	120,000	128,993
Texas Instruments Inc 4.15% 5/15/2048	70,000	58,624
Texas Instruments Inc 4.5% 5/23/2030	140,000	142,370
Texas Instruments Inc 4.85% 2/8/2034	60,000	61,569
Texas Instruments Inc 4.9% 3/14/2033	200,000	205,989
Texas Instruments Inc 5.05% 5/18/2063	40,000	37,171
Texas Instruments Inc 5.1% 5/23/2035	140,000	144,362
		7,671,916
Software - 0.6%
Adobe Inc 4.95% 4/4/2034 (e)	70,000	72,381
AppLovin Corp 5.125% 12/1/2029	60,000	61,380
AppLovin Corp 5.5% 12/1/2034	120,000	123,870
Cadence Design Systems Inc 4.3% 9/10/2029	70,000	70,441
Cadence Design Systems Inc 4.7% 9/10/2034	40,000	39,935
Intuit Inc 5.2% 9/15/2033 (e)	30,000	31,363
Intuit Inc 5.5% 9/15/2053	70,000	70,510
Microsoft Corp 2.525% 6/1/2050	326,000	206,381
Microsoft Corp 2.921% 3/17/2052	534,000	362,174
Microsoft Corp 3.3% 2/6/2027	115,000	114,318
Microsoft Corp 3.4% 6/15/2027 (e)	210,000	209,150
Microsoft Corp 3.45% 8/8/2036	31,000	28,297
Microsoft Corp 4.2% 11/3/2035 (e)	170,000	170,242
Oracle Corp 2.95% 4/1/2030	360,000	339,205
Oracle Corp 3.25% 11/15/2027	96,000	94,329
Oracle Corp 3.6% 4/1/2050	300,000	211,188
Oracle Corp 3.8% 11/15/2037	110,000	95,098
Oracle Corp 3.85% 4/1/2060	80,000	55,014
Oracle Corp 3.9% 5/15/2035	220,000	200,507
Oracle Corp 4% 11/15/2047	397,000	307,673
Oracle Corp 4.2% 9/27/2029	290,000	289,393
Oracle Corp 4.45% 9/26/2030	100,000	99,951
Oracle Corp 4.7% 9/27/2034	70,000	68,361
Oracle Corp 4.9% 2/6/2033	250,000	252,262
Oracle Corp 5.2% 9/26/2035	150,000	150,826
Oracle Corp 5.375% 7/15/2040	641,000	628,866
Oracle Corp 5.375% 9/27/2054	70,000	64,303
Oracle Corp 5.5% 8/3/2035	50,000	51,435
Oracle Corp 5.875% 9/26/2045	150,000	150,407
Oracle Corp 5.95% 9/26/2055	180,000	179,446
Oracle Corp 6% 8/3/2055	120,000	120,469
Roper Technologies Inc 1.4% 9/15/2027	50,000	47,531
Roper Technologies Inc 1.75% 2/15/2031	50,000	43,575
Roper Technologies Inc 2% 6/30/2030	330,000	296,446
Roper Technologies Inc 5.1% 9/15/2035	30,000	30,242
Salesforce Inc 2.7% 7/15/2041	220,000	161,801
Salesforce Inc 2.9% 7/15/2051	20,000	13,123
Synopsys Inc 4.65% 4/1/2028	240,000	242,686
Synopsys Inc 4.85% 4/1/2030	60,000	61,114
Synopsys Inc 5% 4/1/2032	120,000	122,628
Synopsys Inc 5.15% 4/1/2035	60,000	61,035
Synopsys Inc 5.7% 4/1/2055	100,000	100,923
VMware LLC 2.2% 8/15/2031	50,000	44,101
VMware LLC 4.7% 5/15/2030	100,000	101,237
		6,245,617
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	440,000	414,819
Apple Inc 1.25% 8/20/2030	50,000	44,044
Apple Inc 2.375% 2/8/2041	330,000	237,230
Apple Inc 2.55% 8/20/2060	200,000	117,206
Apple Inc 2.65% 2/8/2051	200,000	127,599
Apple Inc 2.8% 2/8/2061	120,000	72,367
Apple Inc 2.95% 9/11/2049	240,000	164,287
Apple Inc 3% 11/13/2027	96,000	94,736
Apple Inc 3.2% 5/11/2027	200,000	198,347
Apple Inc 3.75% 11/13/2047	57,000	46,037
Apple Inc 3.85% 5/4/2043	369,000	314,884
Apple Inc 4.2% 5/12/2030	650,000	657,009
Apple Inc 4.3% 5/10/2033	250,000	253,283
Apple Inc 4.5% 2/23/2036 (e)	90,000	91,088
Hewlett Packard Enterprise Co 4.4% 10/15/2030	300,000	298,179
Hewlett Packard Enterprise Co 4.55% 10/15/2029	130,000	130,704
Hewlett Packard Enterprise Co 5% 10/15/2034	130,000	128,989
Hewlett Packard Enterprise Co 5.6% 10/15/2054	60,000	57,381
HP Inc 4.2% 4/15/2032	110,000	106,678
HP Inc 6.1% 4/25/2035	100,000	106,144
		3,661,011
TOTAL INFORMATION TECHNOLOGY		21,893,805

Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	99,890
Air Products and Chemicals Inc 2.05% 5/15/2030	60,000	54,795
Air Products and Chemicals Inc 2.7% 5/15/2040	60,000	44,758
Air Products and Chemicals Inc 2.8% 5/15/2050	100,000	65,089
Albemarle Corp 4.65% 6/1/2027 (e)	120,000	120,123
Albemarle Corp 5.65% 6/1/2052	20,000	17,635
CF Industries Inc 4.95% 6/1/2043	70,000	64,390
CF Industries Inc 5.375% 3/15/2044	20,000	19,284
Dow Chemical Co/The 2.1% 11/15/2030 (e)	250,000	221,287
Dow Chemical Co/The 3.6% 11/15/2050	200,000	135,479
Dow Chemical Co/The 4.625% 10/1/2044	100,000	83,082
Dow Chemical Co/The 4.8% 5/15/2049	50,000	40,805
Dow Chemical Co/The 7.375% 11/1/2029	46,000	51,047
DuPont de Nemours Inc 4.725% 11/15/2028	35,000	35,271
DuPont de Nemours Inc 5.319% 11/15/2038	411,000	421,077
Eastman Chemical Co 4.5% 12/1/2028	174,000	174,522
Eastman Chemical Co 5.75% 3/8/2033 (e)	80,000	84,002
Ecolab Inc 1.3% 1/30/2031	300,000	258,447
Ecolab Inc 2.7% 12/15/2051	50,000	31,530
Ecolab Inc 5% 9/1/2035	40,000	40,799
Huntsman Intl LLC 4.5% 5/1/2029	100,000	95,703
International Flavors & Fragrances Inc 4.375% 6/1/2047	50,000	40,118
Linde Inc/CT 2% 8/10/2050	60,000	32,724
LYB International Finance II BV 3.5% 3/2/2027	166,000	164,025
LYB International Finance III LLC 3.375% 10/1/2040	20,000	14,794
LYB International Finance III LLC 3.625% 4/1/2051	120,000	80,303
LYB International Finance III LLC 4.2% 10/15/2049	100,000	73,912
LYB International Finance III LLC 5.5% 3/1/2034	50,000	50,289
Mosaic Co/The 4.05% 11/15/2027	90,000	89,744
Mosaic Co/The 5.45% 11/15/2033	50,000	51,599
RPM International Inc 5.25% 6/1/2045	30,000	28,924
Sherwin-Williams Co/The 3.45% 6/1/2027	290,000	287,245
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	61,236
Sherwin-Williams Co/The 4.5% 6/1/2047	50,000	43,215
Westlake Corp 3.6% 8/15/2026	625,000	621,071
		3,798,214
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	100,000	89,543
Martin Marietta Materials Inc 2.5% 3/15/2030	90,000	83,637
Martin Marietta Materials Inc 3.2% 7/15/2051	20,000	13,757
Martin Marietta Materials Inc 5.15% 12/1/2034	30,000	30,616
Martin Marietta Materials Inc 5.5% 12/1/2054	30,000	29,687
Vulcan Materials Co 5.35% 12/1/2034	110,000	113,468
		360,708
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 5.5% 3/17/2035 (e)	60,000	61,782
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	154,978
Avery Dennison Corp 2.65% 4/30/2030	80,000	74,143
International Paper Co 4.8% 6/15/2044	155,000	138,017
Packaging Corp of America 5.2% 8/15/2035	20,000	20,393
Packaging Corp of America 5.7% 12/1/2033	80,000	84,709
Sonoco Products Co 5% 9/1/2034 (e)	100,000	98,910
WestRock MWV LLC 8.2% 1/15/2030	220,000	251,981
WRKCo Inc 4.2% 6/1/2032	50,000	48,619
		933,532
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	130,000	129,241
Freeport-McMoRan Inc 5.4% 11/14/2034	140,000	143,486
Newmont Corp 2.6% 7/15/2032	250,000	226,036
Newmont Corp 5.45% 6/9/2044	80,000	80,417
Nucor Corp 3.125% 4/1/2032	130,000	120,049
Nucor Corp 6.4% 12/1/2037	50,000	55,749
		754,978
TOTAL MATERIALS		5,847,432

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	170,000	176,467
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	100,000	100,163
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	140,000	141,697
Piedmont Operating Partnership LP 3.15% 8/15/2030	30,000	27,262
Safehold GL Holdings LLC 6.1% 4/1/2034	30,000	31,604
VICI Properties LP 4.75% 2/15/2028	70,000	70,589
VICI Properties LP 4.95% 2/15/2030	60,000	60,695
VICI Properties LP 5.125% 5/15/2032	70,000	70,689
VICI Properties LP 6.125% 4/1/2054	60,000	60,801
WP Carey Inc 3.85% 7/15/2029	70,000	68,898
		808,865
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	125,000	105,661
Alexandria Real Estate Equities Inc 3% 5/18/2051	145,000	91,101
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	90,000	78,237
Healthpeak OP LLC 3% 1/15/2030	250,000	236,266
Healthpeak OP LLC 4.75% 1/15/2033	40,000	39,741
Omega Healthcare Investors Inc 5.2% 7/1/2030	90,000	91,370
Omega Healthcare Investors Inc 5.25% 1/15/2026	230,000	230,060
Ventas Realty LP 4.4% 1/15/2029	40,000	40,112
Ventas Realty LP 4.875% 4/15/2049	160,000	141,111
Welltower OP LLC 4.95% 9/1/2048	76,000	71,319
		1,124,978
Industrial REITs - 0.0%
LXP Industrial Trust 6.75% 11/15/2028	50,000	53,148
Prologis LP 1.75% 2/1/2031	370,000	324,416
Prologis LP 3% 4/15/2050	145,000	97,004
Prologis LP 5% 1/31/2035	90,000	91,209
Prologis LP 5.25% 3/15/2054	20,000	19,349
		585,126
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	90,000	77,802
Boston Properties LP 2.9% 3/15/2030	80,000	74,265
Boston Properties LP 3.65% 2/1/2026	100,000	99,696
Boston Properties LP 5.75% 1/15/2035	40,000	40,887
Boston Properties LP 6.75% 12/1/2027 (e)	180,000	188,803
COPT Defense Properties LP 2.75% 4/15/2031	50,000	45,264
Highwoods Realty LP 4.125% 3/15/2028	80,000	79,112
Highwoods Realty LP 7.65% 2/1/2034	20,000	22,699
Kilroy Realty LP 4.75% 12/15/2028	80,000	80,467
Kilroy Realty LP 5.875% 10/15/2035	10,000	10,133
Kilroy Realty LP 6.25% 1/15/2036	40,000	41,369
		760,497
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.95% 8/15/2034	50,000	53,332
Digital Realty Trust LP 4.45% 7/15/2028	120,000	120,904
Essex Portfolio LP 2.65% 3/15/2032	170,000	151,513
Essex Portfolio LP 5.375% 4/1/2035	40,000	41,274
Extra Space Storage LP 4.95% 1/15/2033	20,000	20,117
Extra Space Storage LP 5.35% 1/15/2035	50,000	50,960
Extra Space Storage LP 5.4% 2/1/2034	20,000	20,581
Extra Space Storage LP 5.4% 6/15/2035	20,000	20,431
Extra Space Storage LP 5.9% 1/15/2031	150,000	159,367
Mid-America Apartments LP 5% 3/15/2034	40,000	40,561
Tanger Properties LP 2.75% 9/1/2031	30,000	26,880
		705,920
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	130,000	132,221
American Homes 4 Rent LP 4.95% 6/15/2030	100,000	101,822
American Homes 4 Rent LP 5.5% 2/1/2034	30,000	30,958
AvalonBay Communities Inc 2.3% 3/1/2030	130,000	119,861
AvalonBay Communities Inc 3.2% 1/15/2028	203,000	199,308
AvalonBay Communities Inc 3.3% 6/1/2029	100,000	97,014
Camden Property Trust 4.9% 1/15/2034	60,000	60,882
ERP Operating LP 3.5% 3/1/2028	61,000	60,277
ERP Operating LP 4.15% 12/1/2028	330,000	331,000
ERP Operating LP 4.95% 6/15/2032	90,000	92,248
Invitation Homes Operating Partnership LP 2% 8/15/2031	100,000	86,407
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	50,000	51,921
Sun Communities Operating LP 2.7% 7/15/2031	80,000	72,363
UDR Inc 2.1% 6/15/2033	80,000	66,283
		1,502,565
Retail REITs - 0.3%
Agree LP 2% 6/15/2028	140,000	132,087
Brixmor Operating Partnership LP 4.05% 7/1/2030	41,000	40,133
Brixmor Operating Partnership LP 4.125% 5/15/2029	19,000	18,836
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	29,934
Brixmor Operating Partnership LP 5.5% 2/15/2034	40,000	41,253
Federal Realty OP LP 3.5% 6/1/2030	70,000	67,550
Federal Realty OP LP 5.375% 5/1/2028	50,000	51,322
Kimco Realty OP LLC 1.9% 3/1/2028	570,000	542,166
Kimco Realty OP LLC 4.25% 4/1/2045	20,000	16,935
Kite Realty Group LP 5.2% 8/15/2032	50,000	50,952
Kite Realty Group LP 5.5% 3/1/2034	30,000	30,847
NNN REIT Inc 3% 4/15/2052	100,000	63,475
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	60,000	61,321
Realty Income Corp 2.1% 3/15/2028	90,000	85,866
Realty Income Corp 3.25% 1/15/2031	220,000	208,252
Realty Income Corp 3.4% 1/15/2028	230,000	226,717
Realty Income Corp 4.5% 2/1/2033 (g)	60,000	59,344
Realty Income Corp 4.9% 7/15/2033	50,000	50,673
Realty Income Corp 5.125% 2/15/2034	70,000	71,775
Regency Centers LP 4.125% 3/15/2028	60,000	59,997
Regency Centers LP 5.1% 1/15/2035	50,000	50,633
Regency Centers LP 5.25% 1/15/2034	70,000	71,943
Simon Property Group LP 2.65% 7/15/2030	125,000	116,408
Simon Property Group LP 3.375% 12/1/2027	935,000	923,288
Simon Property Group LP 4.75% 9/26/2034 (e)	130,000	129,209
Simon Property Group LP 5.125% 10/1/2035	100,000	101,165
Simon Property Group LP 6.25% 1/15/2034	20,000	22,070
Simon Property Group LP 6.65% 1/15/2054	50,000	57,383
		3,381,534
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	160,000	144,214
American Tower Corp 3.1% 6/15/2050	160,000	107,162
American Tower Corp 3.6% 1/15/2028	32,000	31,607
American Tower Corp 3.8% 8/15/2029	70,000	68,671
American Tower Corp 4.9% 3/15/2030	70,000	71,382
American Tower Corp 5.4% 1/31/2035	20,000	20,666
American Tower Corp 5.9% 11/15/2033	110,000	117,904
Crown Castle Inc 2.25% 1/15/2031	280,000	249,196
Crown Castle Inc 3.25% 1/15/2051	40,000	26,985
Crown Castle Inc 3.7% 6/15/2026	100,000	99,584
Crown Castle Inc 5.1% 5/1/2033	160,000	161,914
CubeSmart LP 3% 2/15/2030	80,000	75,578
EPR Properties 3.75% 8/15/2029	70,000	67,390
Equinix Inc 3.9% 4/15/2032	50,000	47,959
Public Storage Operating Co 5% 7/1/2035	40,000	40,456
Public Storage Operating Co 5.125% 1/15/2029	260,000	268,465
Public Storage Operating Co 5.35% 8/1/2053	30,000	29,649
Weyerhaeuser Co 4% 11/15/2029	160,000	158,416
Weyerhaeuser Co 4% 4/15/2030	60,000	59,171
		1,846,369
TOTAL REAL ESTATE		10,715,854

Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 2.1% 7/1/2030	200,000	180,359
AEP Texas Inc 5.4% 6/1/2033	100,000	102,838
AEP Texas Inc 5.85% 10/15/2055	40,000	39,821
AEP Transmission Co LLC 5.4% 3/15/2053	160,000	158,677
Alabama Power Co 4.3% 3/15/2031	200,000	199,785
Alabama Power Co 6% 3/1/2039	180,000	194,749
American Electric Power Co Inc 5.625% 3/1/2033 (e)	140,000	147,167
American Electric Power Co Inc 5.8% 3/15/2056 (b)	100,000	99,650
American Electric Power Co Inc 6.95% 12/15/2054 (b)	50,000	54,112
Appalachian Power Co 3.3% 6/1/2027	110,000	108,427
Appalachian Power Co 4.45% 6/1/2045	18,000	15,239
Appalachian Power Co 4.5% 3/1/2049	90,000	75,181
Arizona Public Service Co 2.95% 9/15/2027	68,000	66,651
Arizona Public Service Co 3.5% 12/1/2049	100,000	71,663
Arizona Public Service Co 5.55% 8/1/2033	30,000	31,377
Arizona Public Service Co 5.9% 8/15/2055	50,000	51,200
Baltimore Gas and Electric Co 2.9% 6/15/2050	200,000	130,173
Baltimore Gas and Electric Co 3.2% 9/15/2049	150,000	103,598
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	250,000	177,706
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	50,000	51,154
Cleco Corporate Holdings LLC 4.973% 5/1/2046	20,000	17,402
Commonwealth Edison Co 2.75% 9/1/2051	100,000	62,158
Commonwealth Edison Co 3.2% 11/15/2049	30,000	20,719
Commonwealth Edison Co 4% 3/1/2048	42,000	33,782
Commonwealth Edison Co 4.9% 2/1/2033	210,000	214,182
Commonwealth Edison Co 5.65% 6/1/2054	100,000	101,671
Commonwealth Edison Co 6.45% 1/15/2038	50,000	55,701
Connecticut Light and Power Co/The 4.9% 7/1/2033	140,000	141,809
Consolidated Edison Co of New York Inc 3% 12/1/2060	80,000	48,697
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	103,499
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	150,000	125,451
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	50,000	44,272
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	100,000	103,994
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	256,000	262,502
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	150,000	164,004
Dominion Energy South Carolina Inc 5.3% 1/15/2035	200,000	206,534
DTE Electric Co 2.95% 3/1/2050	50,000	33,704
DTE Electric Co 3% 3/1/2032	100,000	92,466
DTE Electric Co 5.2% 3/1/2034	60,000	62,098
DTE Electric Co 5.4% 4/1/2053	110,000	109,041
Duke Energy Carolinas LLC 2.45% 8/15/2029	190,000	178,818
Duke Energy Carolinas LLC 3.95% 3/15/2048	31,000	24,851
Duke Energy Carolinas LLC 4.25% 12/15/2041	341,000	301,198
Duke Energy Corp 2.45% 6/1/2030	182,000	167,501
Duke Energy Corp 3.75% 9/1/2046	80,000	61,328
Duke Energy Corp 3.95% 8/15/2047	250,000	194,326
Duke Energy Corp 4.2% 6/15/2049	90,000	72,154
Duke Energy Corp 4.95% 9/15/2035	30,000	29,803
Duke Energy Corp 5.7% 9/15/2055	20,000	19,927
Duke Energy Corp 6.45% 9/1/2054 (b)	50,000	52,814
Duke Energy Florida LLC 6.35% 9/15/2037	110,000	122,251
Duke Energy Florida LLC 6.4% 6/15/2038	100,000	112,322
Duke Energy Indiana LLC 2.75% 4/1/2050	100,000	63,518
Duke Energy Indiana LLC 5.9% 5/15/2055	50,000	52,336
Duke Energy Ohio Inc 2.125% 6/1/2030	70,000	63,922
Duke Energy Ohio Inc 3.65% 2/1/2029	160,000	158,086
Duke Energy Progress LLC 3.7% 10/15/2046	170,000	131,517
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	104,058
Edison International 5.25% 3/15/2032 (e)	100,000	99,052
Entergy Arkansas LLC 5.15% 1/15/2033	110,000	113,745
Entergy Arkansas LLC 5.75% 6/1/2054	50,000	51,189
Entergy Corp 7.125% 12/1/2054 (b)	40,000	41,796
Entergy Louisiana LLC 3.05% 6/1/2031	190,000	178,204
Entergy Louisiana LLC 3.1% 6/15/2041	110,000	83,748
Entergy Louisiana LLC 4.2% 4/1/2050	70,000	56,910
Entergy Mississippi LLC 5% 9/1/2033	90,000	91,608
Entergy Mississippi LLC 5.8% 4/15/2055	40,000	40,978
Entergy Tex Inc 3.55% 9/30/2049	29,000	21,056
Entergy Tex Inc 5.25% 4/15/2035	130,000	133,233
Evergy Kansas Central Inc 5.25% 3/15/2035	140,000	142,576
Evergy Kansas Central Inc 5.7% 3/15/2053	20,000	20,189
Evergy Metro Inc 5.125% 8/15/2035	30,000	30,319
Eversource Energy 2.55% 3/15/2031	120,000	108,197
Eversource Energy 3.3% 1/15/2028	62,000	60,692
Eversource Energy 3.45% 1/15/2050	80,000	57,266
Eversource Energy 5.45% 3/1/2028	150,000	154,076
Exelon Corp 3.4% 4/15/2026	150,000	149,433
Exelon Corp 4.05% 4/15/2030	230,000	227,510
Exelon Corp 4.45% 4/15/2046	144,000	122,614
Exelon Corp 5.45% 3/15/2034	30,000	31,136
Exelon Corp 5.875% 3/15/2055	50,000	50,868
FirstEnergy Corp 1.6% 1/15/2026	85,000	84,257
FirstEnergy Corp 4.85% 7/15/2047 (f)	140,000	123,922
Florida Power & Light Co 2.875% 12/4/2051	150,000	96,923
Florida Power & Light Co 3.15% 10/1/2049	100,000	69,810
Florida Power & Light Co 4.05% 10/1/2044	90,000	75,901
Florida Power & Light Co 4.125% 6/1/2048	26,000	21,538
Florida Power & Light Co 5.1% 4/1/2033	70,000	72,427
Florida Power & Light Co 5.3% 6/15/2034	144,000	150,215
Florida Power & Light Co 5.6% 6/15/2054	80,000	81,790
Georgia Power Co 4.95% 5/17/2033	200,000	204,019
Georgia Power Co 5.2% 3/15/2035	130,000	133,216
Georgia Power Co 5.25% 3/15/2034	100,000	103,154
Georgia Power Co 5.5% 10/1/2055	40,000	39,878
Indiana Michigan Power Co 3.75% 7/1/2047	100,000	77,698
Interstate Power and Light Co 2.3% 6/1/2030	93,000	84,961
Interstate Power and Light Co 3.6% 4/1/2029	80,000	78,376
Jersey Central Power & Light Co 4.4% 1/15/2031 (c)	10,000	9,965
Jersey Central Power & Light Co 5.1% 1/15/2035	50,000	50,674
Kentucky Utilities Co 5.125% 11/1/2040	100,000	97,968
Kentucky Utilities Co 5.85% 8/15/2055	10,000	10,275
Louisville Gas and Electric Co 5.85% 8/15/2055	30,000	30,837
MidAmerican Energy Co 3.65% 4/15/2029	190,000	187,230
MidAmerican Energy Co 3.65% 8/1/2048	30,000	22,883
MidAmerican Energy Co 5.8% 10/15/2036	100,000	107,687
MidAmerican Energy Co 5.85% 9/15/2054	80,000	84,231
Nevada Power Co 6% 3/15/2054	20,000	20,805
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	500,000	486,231
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	500,000	441,804
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	140,000	136,841
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	80,000	82,447
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	90,000	93,104
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	240,000	257,935
Northern States Power Co/MN 2.9% 3/1/2050	80,000	53,700
Northern States Power Co/MN 3.4% 8/15/2042	100,000	77,829
Northern States Power Co/MN 3.6% 9/15/2047	50,000	37,979
Northern States Power Co/MN 5.05% 5/15/2035	60,000	61,195
Northern States Power Co/MN 5.65% 5/15/2055	40,000	41,044
NSTAR Electric Co 4.95% 9/15/2052	50,000	45,900
NSTAR Electric Co 5.2% 3/1/2035	90,000	91,713
Oglethorpe Power Corp 5.8% 6/1/2054	100,000	100,008
Ohio Power Co 5.65% 6/1/2034	120,000	125,468
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	67,674
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	120,000	94,809
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	149,769
Oncor Electric Delivery Co LLC 5.25% 9/30/2040	90,000	90,081
Oncor Electric Delivery Co LLC 5.35% 10/1/2052	20,000	19,211
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (c)	80,000	82,744
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (c)	20,000	20,570
Pacific Gas and Electric Co 2.1% 8/1/2027	210,000	201,861
Pacific Gas and Electric Co 3% 6/15/2028	100,000	96,405
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	75,765
Pacific Gas and Electric Co 3.5% 8/1/2050	682,000	465,264
Pacific Gas and Electric Co 5% 6/4/2028	500,000	506,962
Pacific Gas and Electric Co 5.45% 6/15/2027	770,000	782,874
Pacific Gas and Electric Co 5.55% 5/15/2029	130,000	133,814
Pacific Gas and Electric Co 6.75% 1/15/2053	100,000	107,745
PacifiCorp 5.45% 2/15/2034	120,000	122,919
PacifiCorp 5.8% 1/15/2055	150,000	147,018
PacifiCorp 6% 1/15/2039	235,000	245,612
PECO Energy Co 3.05% 3/15/2051	100,000	65,969
PECO Energy Co 3.9% 3/1/2048	96,000	77,120
PECO Energy Co 4.875% 9/15/2035	50,000	50,259
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	50,000	47,425
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	160,000	154,676
PPL Capital Funding Inc 4% 9/15/2047	20,000	14,722
PPL Electric Utilities Corp 3% 10/1/2049	100,000	66,964
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	19,497
PPL Electric Utilities Corp 5.55% 8/15/2055	50,000	50,408
Public Service Co of Colorado 3.7% 6/15/2028	87,000	86,447
Public Service Co of Colorado 5.35% 5/15/2034	40,000	41,314
Public Service Co of Colorado 5.85% 5/15/2055	80,000	82,325
Public Service Co of Colorado 6.25% 9/1/2037	182,000	197,415
Public Service Co of Oklahoma 5.2% 1/15/2035	100,000	101,235
Public Service Electric and Gas Co 2.45% 1/15/2030	70,000	65,328
Public Service Electric and Gas Co 2.7% 5/1/2050	100,000	63,178
Public Service Electric and Gas Co 3.15% 1/1/2050	70,000	48,683
Public Service Electric and Gas Co 3.6% 12/1/2047	44,000	33,602
Public Service Electric and Gas Co 3.65% 9/1/2042	70,000	56,425
Public Service Electric and Gas Co 3.8% 3/1/2046	80,000	63,973
Public Service Electric and Gas Co 5.2% 8/1/2033	40,000	41,538
Public Service Electric and Gas Co 5.3% 8/1/2054	50,000	48,962
Southern California Edison Co 3.45% 2/1/2052	90,000	59,846
Southern California Edison Co 4% 4/1/2047	562,000	425,165
Southern California Edison Co 5.75% 4/15/2054	20,000	18,880
Southern California Edison Co 5.95% 2/1/2038	50,000	50,981
Southern California Edison Co 6.2% 9/15/2055	100,000	100,812
Southern Co/The 3.7% 4/30/2030	120,000	116,965
Southern Co/The 4% 1/15/2051 (b)	130,000	129,528
Southern Co/The 4.25% 7/1/2036	110,000	102,213
Southern Co/The 6.375% 3/15/2055 (b)	10,000	10,656
Southwestern Electric Power Co 3.85% 2/1/2048	190,000	142,758
Southwestern Public Service Co 3.75% 6/15/2049	80,000	59,897
Tampa Electric Co 4.45% 6/15/2049	120,000	101,623
Tucson Electric Power Co 5.5% 4/15/2053	50,000	48,850
Union Electric Co 5.45% 3/15/2053	130,000	127,343
Virginia Electric and Power Co 2.4% 3/30/2032	60,000	52,981
Virginia Electric and Power Co 3.3% 12/1/2049	60,000	41,464
Virginia Electric and Power Co 3.8% 9/15/2047	50,000	38,674
Virginia Electric and Power Co 4.6% 12/1/2048	52,000	45,402
Virginia Electric and Power Co 4.625% 5/15/2052	110,000	95,042
Virginia Electric and Power Co 4.9% 9/15/2035	140,000	139,268
Virginia Electric and Power Co 5.05% 8/15/2034	120,000	121,636
Virginia Electric and Power Co 5.3% 8/15/2033	50,000	51,856
Virginia Electric and Power Co 5.35% 1/15/2054	20,000	19,218
Virginia Electric and Power Co 5.7% 8/15/2053	50,000	50,567
Washington Natural Gas Co 4.223% 6/15/2048	45,000	36,887
Washington Natural Gas Co 5.33% 6/15/2034	100,000	103,181
Washington Natural Gas Co 5.598% 9/15/2055	40,000	39,752
Washington Natural Gas Co 5.685% 6/15/2054	20,000	20,280
Wisconsin Electric Power Co 4.6% 10/1/2034	110,000	109,377
Wisconsin Power and Light Co 4.95% 4/1/2033	100,000	101,292
Wisconsin Public Service Corp 4.55% 12/1/2029	165,000	167,616
Xcel Energy Inc 3.4% 6/1/2030	63,000	60,390
Xcel Energy Inc 4% 6/15/2028	76,000	75,877
		20,049,015
Gas Utilities - 0.1%
Atmos Energy Corp 5.2% 8/15/2035	50,000	51,187
Atmos Energy Corp 5.45% 1/15/2056 (g)	50,000	49,419
Atmos Energy Corp 5.45% 10/15/2032	180,000	189,764
Atmos Energy Corp 5.9% 11/15/2033	80,000	86,752
Atmos Energy Corp 6.2% 11/15/2053	60,000	65,994
CenterPoint Energy Resources Corp 5.4% 7/1/2034	130,000	134,208
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	100,000	105,205
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	100,000	104,803
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	100,000	90,215
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	50,000	50,862
Southern California Gas Co 3.75% 9/15/2042	100,000	80,287
Southern California Gas Co 5.05% 9/1/2034	60,000	61,032
Southern California Gas Co 5.2% 6/1/2033	100,000	103,351
Southern Co Gas Capital Corp 3.95% 10/1/2046	308,000	243,679
Southwest Gas Corp 5.45% 3/23/2028	76,000	78,075
		1,494,833
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	70,000	62,688
AES Corp/The 5.8% 3/15/2032	10,000	10,351
Constellation Energy Generation LLC 5.8% 3/1/2033	130,000	138,877
Constellation Energy Generation LLC 6.5% 10/1/2053	70,000	78,010
Southern Power Co 4.95% 12/15/2046	80,000	71,791
		361,717
Multi-Utilities - 0.4%
Ameren Corp 5.7% 12/1/2026	200,000	203,133
Ameren Illinois Co 4.5% 3/15/2049	30,000	26,001
Ameren Illinois Co 4.95% 6/1/2033	140,000	143,701
Ameren Illinois Co 5.55% 7/1/2054	50,000	50,491
Berkshire Hathaway Energy Co 4.25% 10/15/2050	290,000	236,997
Berkshire Hathaway Energy Co 4.45% 1/15/2049	54,000	46,045
Berkshire Hathaway Energy Co 4.5% 2/1/2045	20,000	17,707
CenterPoint Energy Inc 6.85% 2/15/2055 (b)(e)	40,000	42,427
CMS Energy Corp 4.875% 3/1/2044	40,000	36,249
CMS Energy Corp 6.5% 6/1/2055 (b)	100,000	103,535
Consumers Energy Co 4.5% 1/15/2031	60,000	60,613
Consumers Energy Co 4.625% 5/15/2033	130,000	130,116
Consumers Energy Co 4.9% 2/15/2029	110,000	112,774
Consumers Energy Co 5.05% 5/15/2035	60,000	61,041
Dominion Energy Inc 3.375% 4/1/2030	720,000	691,571
Dominion Energy Inc 4.6% 3/15/2049	50,000	42,266
Dominion Energy Inc 4.7% 12/1/2044	26,000	22,826
Dominion Energy Inc 6% 2/15/2056 (b)	90,000	90,644
Dominion Energy Inc 6.2% 2/15/2056 (b)	80,000	80,524
Dominion Energy Inc 7% 6/1/2054 (b)	50,000	54,214
Dominion Energy Inc 7% 6/15/2038	130,000	147,959
DTE Energy Co 2.85% 10/1/2026	140,000	138,279
DTE Energy Co 4.95% 7/1/2027	220,000	222,800
DTE Energy Co 5.05% 10/1/2035	30,000	29,800
DTE Energy Co 5.2% 4/1/2030	110,000	113,345
NiSource Inc 2.95% 9/1/2029	190,000	181,251
NiSource Inc 3.49% 5/15/2027	50,000	49,522
NiSource Inc 3.95% 3/30/2048	46,000	36,570
NiSource Inc 5.25% 2/15/2043	156,000	151,540
NiSource Inc 5.85% 4/1/2055	30,000	30,423
NiSource Inc 6.95% 11/30/2054 (b)	50,000	52,032
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,536
Public Service Enterprise Group Inc 5.875% 10/15/2028	70,000	73,337
Public Service Enterprise Group Inc 6.125% 10/15/2033	30,000	32,386
Puget Energy Inc 4.1% 6/15/2030	200,000	195,320
San Diego Gas & Electric Co 5.35% 4/1/2053	100,000	96,121
San Diego Gas & Electric Co 5.55% 4/15/2054	50,000	49,167
Sempra 6% 10/15/2039	274,000	284,959
Sempra 6.875% 10/1/2054 (b)	150,000	155,425
WEC Energy Group Inc 4.75% 1/15/2028	100,000	101,404
		4,498,051
Water Utilities - 0.0%
American Water Capital Corp 3.75% 9/1/2028	140,000	139,282
American Water Capital Corp 3.75% 9/1/2047	280,000	217,652
American Water Capital Corp 5.45% 3/1/2054	20,000	19,749
		376,683
TOTAL UTILITIES		26,780,299

TOTAL UNITED STATES		239,521,929
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $308,764,756)		291,438,461

U.S. Government Agency - Mortgage Securities - 24.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.5%
Fannie Mae 2% 2/1/2038	244,698	225,192
Fannie Mae 2% 2/1/2051	863,632	702,430
Fannie Mae 2% 2/1/2052	142,070	116,839
Fannie Mae 2% 4/1/2052	189,973	155,641
Fannie Mae 2.5% 11/1/2032	19,539	18,770
Fannie Mae 4.5% 1/1/2055	249,569	242,387
Fannie Mae 5.5% 1/1/2055	344,317	350,546
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	348,169	311,868
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,332,220	1,194,568
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	683,773	613,122
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	666,706	597,402
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	310,068	277,837
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	209,903	161,425
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	270,098	242,021
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,591,450	1,226,382
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	385,668	296,596
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	459,101	412,812
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	182,994	140,730
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	171,197	131,658
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	266,162	245,610
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	822,179	756,639
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	213,761	174,329
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	453,262	369,932
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	274,197	221,217
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	423,248	391,625
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	52,064	48,060
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	545,824	444,113
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	70,694	57,521
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	48,415	39,424
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	39,119	31,756
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	865,055	796,368
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,764,952	1,431,099
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	535,842	434,483
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	346,847	279,938
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,192,402	1,101,821
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,074,704	6,570,027
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	532,050	432,906
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	192,861	157,043
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,144,259	927,814
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	883,108	722,409
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	752,989	618,792
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	610,729	500,358
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	25,538	23,494
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	596,892	482,307
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	399,230	325,334
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	35,013	28,478
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	76,619	61,887
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	297,804	273,971
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	880,504	715,877
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	848,380	685,517
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	742,259	606,726
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	24,999	20,185
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	311,958	251,974
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	98,392	80,887
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	831,494	764,951
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	897,488	729,685
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	413,247	333,400
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	326,678	266,109
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,608	14,382
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	231,253	187,726
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	683,678	628,965
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	799,921	645,860
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	18,925	17,511
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	619,836	506,658
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	108,047	87,980
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	235,531	191,788
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	36,314	29,570
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	427,821	373,406
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	601,455	491,069
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	289,048	235,366
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	59,900	48,775
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	149,999	121,767
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2037	45,646	41,993
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	186,199	151,677
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	72,406	58,438
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	26,171	21,311
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	884	874
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	10,779	10,401
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	26,704	23,174
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	94,226	80,034
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	166,920	140,736
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	85,121	72,539
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	69,041	59,311
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	56,131	48,221
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	39,207	33,681
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	121,257	117,197
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	590,055	500,074
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	323,688	273,782
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	118,172	100,705
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	62,061	59,690
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	16,698	16,054
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	283,154	238,824
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	18,933	18,143
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	13,665	12,636
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	431,348	366,378
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	919,444	787,566
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	870,001	743,583
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	752,749	644,545
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	7,635	7,510
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	19,971	19,270
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	71,909	65,048
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	518,240	440,183
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	194,885	164,313
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	41,261	35,446
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	290,291	246,295
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,804,446	1,527,021
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	11,979	11,720
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	309,319	292,916
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	10,317	9,834
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	994,324	843,626
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	143,861	136,008
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	27,352	24,711
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	53,593	45,638
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,360,506	1,159,413
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	686,073	582,093
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	964,567	813,255
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	301,497	255,143
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	8,678	8,217
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,710,336	1,451,121
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	24,861	20,976
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	24,020	23,224
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	143,817	136,819
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	111,717	105,792
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	387,143	364,072
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	389,838	335,019
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	312,417	265,068
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	132,553	112,464
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	714,813	602,680
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	139,468	117,590
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	22,155	21,406
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	232,931	220,579
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	210,096	198,954
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	167,066	157,110
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	134,236	120,024
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	319,168	271,494
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	690,182	591,834
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	504,465	428,010
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	34,366	33,410
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	143,676	139,060
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	369,525	344,865
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	18,870	17,353
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	689,765	613,989
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	368,607	328,343
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	56,451	50,250
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	290,555	255,390
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	32,026	31,088
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	97,245	93,999
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,180	2,923
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	310,093	285,074
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	54,976	49,469
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	359,793	320,604
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	221,443	197,323
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	71,856	64,568
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	55,805	50,005
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	121,059	107,533
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	10,929	10,646
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,338	6,746
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	312,034	286,983
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	196,577	177,377
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	14,831	13,382
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	14,229	13,099
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	307,328	276,255
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	177,423	171,334
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	164,637	159,347
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,533	8,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	31,875	28,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	9,047	8,133
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	47,402	42,536
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	17,320	16,863
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	42,670	41,566
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	8,015	7,740
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	48,429	44,504
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	45,978	42,222
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	7,117	6,540
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	36,079	32,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	344,078	306,278
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	79,432	70,705
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,444,697	2,172,308
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	689,125	616,434
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	285,869	255,625
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	275,655	245,114
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	242,118	216,578
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	47,819	42,775
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	150,000	131,892
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	97,846	86,034
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	93,059	90,727
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	39,496	38,406
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,363	13,201
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,796,211	1,652,572
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	15,494	14,217
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	66,259	60,933
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	61,608	56,743
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	51,431	46,231
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	121,805	108,956
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	676,989	597,168
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	42,944	37,881
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	21,352	18,835
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	38,021	36,962
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	501,177	478,852
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,058	19,361
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	124,248	109,598
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	26,142	25,270
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	19,875	17,959
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	386,097	339,367
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	257,123	226,084
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	9,947	9,659
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	145,591	140,731
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	28,796	26,440
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	860,455	776,414
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	281,311	249,967
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	69,558	67,761
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,525	14,262
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,114,373	1,012,380
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,292	3,873
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	256,347	228,426
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	110,330	97,072
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2053	193,015	169,639
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,691	9,492
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	138,631	134,004
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	114,768	105,506
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	49,632	44,784
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	28,152	25,880
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	4,729	4,267
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	9,871	8,907
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	616,444	549,301
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	58,952	52,862
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	90,084	79,202
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	57,814	56,193
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	120,277	114,191
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2055	1,208,057	1,104,347
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	274,973	266,401
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	190,776	178,109
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	286,651	268,067
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	42,030	39,187
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2053	150,000	137,134
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	42,392	39,458
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	34,258	31,651
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	8,689	8,639
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	24,484	23,997
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	70,938	66,029
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	10,430	10,216
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	1,073,399	1,017,548
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	353,385	335,185
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	41,054	38,418
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	225,000	205,701
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	38,374	38,078
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	86,788	85,222
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	22,269	21,811
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	9,688	9,525
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	117,314	109,415
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	72,703	67,285
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	294,332	270,650
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	305,096	289,211
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	222,770	206,099
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	55,789	52,119
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2055	613,432	560,722
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	23,540	23,145
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	14,626	14,353
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	519,825	493,061
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	141,706	131,102
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	108,416	100,709
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	18,865	18,572
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	25,240	24,785
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	13,210	12,988
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,574,089	1,490,700
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	231,522	215,860
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	500,237	462,803
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,758	4,644
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	51,792	50,477
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	47,577	45,655
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	668,365	629,980
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,152	9,918
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	7,489	7,322
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,608	4,508
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	29,123	28,279
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	55,911	54,037
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	30,071	28,856
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	12,244	11,722
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	8,314	7,960
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	365,428	348,724
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	424,825	401,688
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2055	150,000	141,385
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	60,946	59,377
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	47,419	46,297
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	35,721	34,638
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	117,822	112,804
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	42,807	41,792
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	58,459	57,033
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	30,374	29,450
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,957	12,406
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	4,970	4,759
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	93,417	91,529
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,817	10,570
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	53,284	51,990
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	27,712	26,859
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	53,464	52,229
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,367	7,127
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	48,233	46,829
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	20,885	20,362
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	105,880	101,470
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	51,119	48,942
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2052	316,522	300,273
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	882,360	855,253
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	46,427	44,493
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,181	18,382
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2054	378,032	356,351
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	8,142	7,955
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	51,763	50,060
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	5,333	5,157
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	31,498	30,216
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,493	2,389
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	3,808	3,812
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	34,568	33,761
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,373	5,197
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,345,773	1,289,723
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	70,327	67,398
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	9,227	8,843
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	50,033	48,387
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	5,985	5,788
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	18,960	18,194
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	24,746	23,715
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	89,711	85,975
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	201,972	193,370
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	124,965	118,394
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,529	12,267
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	53,711	51,911
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	88,512	84,576
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	481,902	455,958
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	177,632	168,069
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	149,089	140,526
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	59,636	57,637
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	235,812	225,991
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	5,096	4,879
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,760	2,642
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	100,187	95,733
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,248	14,069
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	43,032	42,385
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	34,498	34,570
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,864	8,739
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	301,325	293,596
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	24,528	23,807
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	10,554	10,405
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,021	2,978
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	45,423	44,655
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	93,631	91,932
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	413,262	402,661
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	7,405	7,294
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	347,309	341,222
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	72,231	71,304
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	60,746	59,776
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	567,374	553,174
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	40,465	39,819
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2055	464,127	450,481
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	300,000	299,649
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,879	11,723
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	9,151	9,030
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	177,955	175,448
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	375,383	368,803
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,680	12,529
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	24,657	24,332
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	186,160	183,711
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	10,589	10,450
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	52,097	52,191
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	15,191	15,010
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	73,881	72,933
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	9,851	9,689
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	26,401	25,979
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	18,299	18,058
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,448	2,408
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	2,321	2,284
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	355,284	345,616
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	19,421	19,437
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	495,708	494,398
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	114,288	116,777
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	13,032	13,156
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	36,477	36,894
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	414,432	413,596
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	284,108	283,535
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	89,885	89,423
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	22,983	22,937
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	15,078	15,222
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	79,528	79,417
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	180,539	179,610
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	253,389	256,082
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,167	10,289
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	51,363	51,853
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	28,197	28,519
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	395,179	392,776
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	56,322	57,000
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	331,745	330,868
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	292,348	290,479
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	6,790	6,868
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	25,764	26,058
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	164,823	163,975
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	269,857	267,710
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	123,285	124,596
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,905	11,050
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	21,321	21,604
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	484,463	486,513
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	174,407	173,020
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,522	2,552
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	270,726	273,986
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	22,977	23,773
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	19,675	20,357
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,542	19,136
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	660,505	673,690
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	582,575	588,352
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	366,976	372,237
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	21,760	22,072
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	200,000	202,368
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	17,293	17,924
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,163	15,651
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	556,626	563,737
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	918,279	934,889
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	22,549	23,273
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	290,499	293,302
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	22,151	22,956
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	34,133	34,569
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,825,847	1,842,954
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	695,947	702,663
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	309,225	315,302
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	177,233	178,976
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	666,222	672,444
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	190,948	194,402
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	117,424	118,447
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	406,694	411,381
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	321,587	324,415
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	290,683	294,487
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	176,901	178,940
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	158,696	160,178
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	323,357	331,726
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	190,254	195,535
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	374,906	383,905
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	320,720	328,419
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	439,991	451,378
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	306,691	316,090
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	1,315,067	1,345,403
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	594,256	609,636
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	247,756	256,200
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	238,177	243,827
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	70,333	71,873
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	269,633	275,852
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	469,973	486,615
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	28,930	29,563
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	109,268	111,959
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	309,117	315,929
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	298,068	307,897
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	61,749	63,231
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	97,162	99,343
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	820,029	838,125
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	421,827	437,292
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	166,478	172,853
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2055	475,000	491,409
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	846,922	877,038
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2043	52,786	54,733
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	479,670	495,678
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	303,389	314,391
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	69,360	71,876
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,119,555	1,173,284
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	69,409	72,919
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	68,414	71,726
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2045	500,001	523,528
Freddie Mac Gold Pool 1.5% 10/1/2036	323,145	289,756
Freddie Mac Gold Pool 1.5% 10/1/2041	197,065	165,279
Freddie Mac Gold Pool 1.5% 10/1/2051	1,620,664	1,246,362
Freddie Mac Gold Pool 1.5% 10/1/2051	171,996	132,326
Freddie Mac Gold Pool 1.5% 11/1/2051	483,839	372,093
Freddie Mac Gold Pool 1.5% 11/1/2051	95,091	73,129
Freddie Mac Gold Pool 1.5% 2/1/2037	68,244	61,129
Freddie Mac Gold Pool 1.5% 3/1/2037	79,628	71,326
Freddie Mac Gold Pool 1.5% 7/1/2036	238,166	213,557
Freddie Mac Gold Pool 1.5% 7/1/2041	510,060	429,035
Freddie Mac Gold Pool 1.5% 7/1/2051	461,967	355,417
Freddie Mac Gold Pool 2% 1/1/2051	1,420,723	1,155,979
Freddie Mac Gold Pool 2% 1/1/2051	358,499	291,918
Freddie Mac Gold Pool 2% 1/1/2052	1,849,578	1,499,717
Freddie Mac Gold Pool 2% 1/1/2052	613,737	495,151
Freddie Mac Gold Pool 2% 1/1/2052	73,127	60,117
Freddie Mac Gold Pool 2% 10/1/2030	73,025	70,141
Freddie Mac Gold Pool 2% 10/1/2050	37,844	30,816
Freddie Mac Gold Pool 2% 10/1/2051	2,964,889	2,404,060
Freddie Mac Gold Pool 2% 10/1/2051	585,359	475,183
Freddie Mac Gold Pool 2% 11/1/2035	249,185	230,255
Freddie Mac Gold Pool 2% 11/1/2035	87,952	81,271
Freddie Mac Gold Pool 2% 11/1/2050	73,616	60,588
Freddie Mac Gold Pool 2% 11/1/2051	1,342,769	1,088,775
Freddie Mac Gold Pool 2% 11/1/2051	874,825	711,533
Freddie Mac Gold Pool 2% 11/1/2051	761,445	619,316
Freddie Mac Gold Pool 2% 12/1/2051	862,309	706,473
Freddie Mac Gold Pool 2% 12/1/2051	488,068	393,764
Freddie Mac Gold Pool 2% 12/1/2051	213,523	173,133
Freddie Mac Gold Pool 2% 12/1/2051	142,185	116,844
Freddie Mac Gold Pool 2% 2/1/2036	762,407	703,538
Freddie Mac Gold Pool 2% 2/1/2051	605,999	492,885
Freddie Mac Gold Pool 2% 2/1/2051	330,802	266,885
Freddie Mac Gold Pool 2% 2/1/2052	299,279	241,733
Freddie Mac Gold Pool 2% 3/1/2051	2,041,495	1,662,351
Freddie Mac Gold Pool 2% 4/1/2036	1,480,084	1,365,799
Freddie Mac Gold Pool 2% 4/1/2042	875,743	764,655
Freddie Mac Gold Pool 2% 5/1/2051	1,636,037	1,330,148
Freddie Mac Gold Pool 2% 5/1/2051	22,890	18,839
Freddie Mac Gold Pool 2% 5/1/2052	534,563	438,291
Freddie Mac Gold Pool 2% 6/1/2051	424,999	343,147
Freddie Mac Gold Pool 2% 7/1/2051	1,074,189	877,376
Freddie Mac Gold Pool 2% 7/1/2051	137,993	113,831
Freddie Mac Gold Pool 2% 8/1/2050	18,994	15,555
Freddie Mac Gold Pool 2% 8/1/2051	268,689	218,116
Freddie Mac Gold Pool 2% 8/1/2051	20,561	16,742
Freddie Mac Gold Pool 2% 9/1/2035	166,063	153,655
Freddie Mac Gold Pool 2% 9/1/2041	1,829,473	1,588,491
Freddie Mac Gold Pool 2% 9/1/2050	173,418	141,211
Freddie Mac Gold Pool 2% 9/1/2050	19,308	15,722
Freddie Mac Gold Pool 2% 9/1/2051	1,040,892	844,976
Freddie Mac Gold Pool 2.5% 1/1/2035	433,173	410,879
Freddie Mac Gold Pool 2.5% 1/1/2047	19,501	16,923
Freddie Mac Gold Pool 2.5% 1/1/2051	2,217,586	1,883,573
Freddie Mac Gold Pool 2.5% 10/1/2050	1,187,559	1,023,161
Freddie Mac Gold Pool 2.5% 10/1/2050	753,730	641,145
Freddie Mac Gold Pool 2.5% 10/1/2051	760,776	644,761
Freddie Mac Gold Pool 2.5% 11/1/2050	577,002	495,503
Freddie Mac Gold Pool 2.5% 11/1/2051	448,563	380,159
Freddie Mac Gold Pool 2.5% 11/1/2051	129,483	111,477
Freddie Mac Gold Pool 2.5% 12/1/2051	975,246	822,564
Freddie Mac Gold Pool 2.5% 12/1/2051	745,701	636,879
Freddie Mac Gold Pool 2.5% 12/1/2051	70,710	60,811
Freddie Mac Gold Pool 2.5% 2/1/2030	37,673	36,734
Freddie Mac Gold Pool 2.5% 2/1/2051	699,201	593,887
Freddie Mac Gold Pool 2.5% 2/1/2052	2,032,947	1,720,391
Freddie Mac Gold Pool 2.5% 3/1/2033	17,180	16,514
Freddie Mac Gold Pool 2.5% 3/1/2035	439,033	415,888
Freddie Mac Gold Pool 2.5% 3/1/2050	35,815	30,242
Freddie Mac Gold Pool 2.5% 4/1/2027	14,048	13,878
Freddie Mac Gold Pool 2.5% 4/1/2036	147,651	139,498
Freddie Mac Gold Pool 2.5% 4/1/2042	312,148	278,203
Freddie Mac Gold Pool 2.5% 4/1/2051	373,211	314,666
Freddie Mac Gold Pool 2.5% 4/1/2052	486,905	412,654
Freddie Mac Gold Pool 2.5% 4/1/2052	142,721	122,607
Freddie Mac Gold Pool 2.5% 4/1/2052	94,428	79,910
Freddie Mac Gold Pool 2.5% 5/1/2051	1,163,968	987,559
Freddie Mac Gold Pool 2.5% 5/1/2051	135,040	116,262
Freddie Mac Gold Pool 2.5% 7/1/2029	15,893	15,643
Freddie Mac Gold Pool 2.5% 7/1/2051	1,231,398	1,044,770
Freddie Mac Gold Pool 2.5% 7/1/2052	1,160,485	978,439
Freddie Mac Gold Pool 2.5% 8/1/2035	179,645	170,119
Freddie Mac Gold Pool 2.5% 8/1/2051	2,383,987	2,022,676
Freddie Mac Gold Pool 2.5% 9/1/2050	59,523	50,632
Freddie Mac Gold Pool 3% 1/1/2029	14,636	14,428
Freddie Mac Gold Pool 3% 1/1/2033	4,945	4,811
Freddie Mac Gold Pool 3% 10/1/2043	124,589	114,916
Freddie Mac Gold Pool 3% 11/1/2034	43,154	41,714
Freddie Mac Gold Pool 3% 2/1/2035	67,502	65,185
Freddie Mac Gold Pool 3% 2/1/2052	645,658	567,917
Freddie Mac Gold Pool 3% 3/1/2033	3,734	3,632
Freddie Mac Gold Pool 3% 3/1/2035	42,374	40,920
Freddie Mac Gold Pool 3% 3/1/2045	25,487	23,256
Freddie Mac Gold Pool 3% 4/1/2035	7,819	7,548
Freddie Mac Gold Pool 3% 4/1/2045	34,932	31,853
Freddie Mac Gold Pool 3% 4/1/2050	162,820	145,645
Freddie Mac Gold Pool 3% 7/1/2045	11,920	10,857
Freddie Mac Gold Pool 3% 7/1/2049	332,323	296,126
Freddie Mac Gold Pool 3% 7/1/2052	74,237	65,252
Freddie Mac Gold Pool 3% 8/1/2047	27,121	24,435
Freddie Mac Gold Pool 3% 8/1/2051	130,637	116,245
Freddie Mac Gold Pool 3% 8/1/2052	2,121,884	1,896,239
Freddie Mac Gold Pool 3% 9/1/2034	1,342	1,297
Freddie Mac Gold Pool 3.5% 1/1/2050	92,032	85,001
Freddie Mac Gold Pool 3.5% 1/1/2050	42,352	39,130
Freddie Mac Gold Pool 3.5% 10/1/2047	109,508	101,930
Freddie Mac Gold Pool 3.5% 10/1/2055	349,965	319,894
Freddie Mac Gold Pool 3.5% 12/1/2033	139,159	136,647
Freddie Mac Gold Pool 3.5% 2/1/2048	53,323	49,696
Freddie Mac Gold Pool 3.5% 2/1/2048	8,865	8,262
Freddie Mac Gold Pool 3.5% 2/1/2049	14,506	13,465
Freddie Mac Gold Pool 3.5% 3/1/2048	178,418	166,283
Freddie Mac Gold Pool 3.5% 3/1/2048	75,502	70,484
Freddie Mac Gold Pool 3.5% 3/1/2050	1,199,460	1,120,571
Freddie Mac Gold Pool 3.5% 3/1/2050	222,207	205,162
Freddie Mac Gold Pool 3.5% 3/1/2055	73,621	67,329
Freddie Mac Gold Pool 3.5% 5/1/2052	486,712	446,031
Freddie Mac Gold Pool 3.5% 6/1/2049	84,560	78,258
Freddie Mac Gold Pool 3.5% 6/1/2052	166,011	152,654
Freddie Mac Gold Pool 3.5% 7/1/2033	22,151	21,779
Freddie Mac Gold Pool 3.5% 7/1/2046	729,201	687,394
Freddie Mac Gold Pool 3.5% 7/1/2049	264,582	244,783
Freddie Mac Gold Pool 3.5% 7/1/2052	78,510	72,463
Freddie Mac Gold Pool 3.5% 8/1/2046	87,237	81,603
Freddie Mac Gold Pool 3.5% 9/1/2033	33,786	33,176
Freddie Mac Gold Pool 3.5% 9/1/2048	42,921	39,921
Freddie Mac Gold Pool 3.5% 9/1/2052	798,507	731,266
Freddie Mac Gold Pool 4% 1/1/2039	84,623	83,346
Freddie Mac Gold Pool 4% 1/1/2041	56,416	55,212
Freddie Mac Gold Pool 4% 1/1/2041	27,781	27,188
Freddie Mac Gold Pool 4% 1/1/2044	34,257	33,259
Freddie Mac Gold Pool 4% 1/1/2047	162,292	156,953
Freddie Mac Gold Pool 4% 10/1/2042	12,256	11,953
Freddie Mac Gold Pool 4% 10/1/2048	71,853	68,748
Freddie Mac Gold Pool 4% 10/1/2048	45,124	43,258
Freddie Mac Gold Pool 4% 10/1/2050	122,341	116,519
Freddie Mac Gold Pool 4% 11/1/2033	42,878	42,926
Freddie Mac Gold Pool 4% 11/1/2036	64,230	63,249
Freddie Mac Gold Pool 4% 11/1/2048	227,033	217,364
Freddie Mac Gold Pool 4% 11/1/2048	7,031	6,731
Freddie Mac Gold Pool 4% 11/1/2049	78,207	74,632
Freddie Mac Gold Pool 4% 12/1/2040	30,066	29,425
Freddie Mac Gold Pool 4% 2/1/2041	36,959	36,182
Freddie Mac Gold Pool 4% 2/1/2041	9,988	9,762
Freddie Mac Gold Pool 4% 2/1/2043	50,045	48,654
Freddie Mac Gold Pool 4% 2/1/2049	23,514	22,512
Freddie Mac Gold Pool 4% 3/1/2026	856	853
Freddie Mac Gold Pool 4% 3/1/2038	148,789	146,817
Freddie Mac Gold Pool 4% 4/1/2035	53,465	53,308
Freddie Mac Gold Pool 4% 4/1/2038	141,255	139,163
Freddie Mac Gold Pool 4% 4/1/2042	22,187	21,705
Freddie Mac Gold Pool 4% 4/1/2049	450,116	430,525
Freddie Mac Gold Pool 4% 4/1/2049	304,755	292,824
Freddie Mac Gold Pool 4% 5/1/2045	8,591	8,376
Freddie Mac Gold Pool 4% 5/1/2048	19,595	18,803
Freddie Mac Gold Pool 4% 6/1/2046	48,408	47,160
Freddie Mac Gold Pool 4% 6/1/2047	864,454	824,747
Freddie Mac Gold Pool 4% 6/1/2048	28,924	27,754
Freddie Mac Gold Pool 4% 6/1/2049	13,082	12,512
Freddie Mac Gold Pool 4% 6/1/2055	98,128	92,492
Freddie Mac Gold Pool 4% 7/1/2042	9,993	9,777
Freddie Mac Gold Pool 4% 7/1/2045	47,097	46,039
Freddie Mac Gold Pool 4% 8/1/2049	24,600	23,506
Freddie Mac Gold Pool 4% 9/1/2040	9,220	9,025
Freddie Mac Gold Pool 4% 9/1/2045	85,478	82,583
Freddie Mac Gold Pool 4% 9/1/2049	254,924	243,590
Freddie Mac Gold Pool 4% 9/1/2052	307,284	291,413
Freddie Mac Gold Pool 4.5% 1/1/2049	21,704	21,378
Freddie Mac Gold Pool 4.5% 1/1/2053	176,677	172,034
Freddie Mac Gold Pool 4.5% 10/1/2052	727,740	709,072
Freddie Mac Gold Pool 4.5% 10/1/2052	254,890	248,144
Freddie Mac Gold Pool 4.5% 10/1/2052	249,148	242,757
Freddie Mac Gold Pool 4.5% 11/1/2040	376,240	376,908
Freddie Mac Gold Pool 4.5% 11/1/2048	41,941	41,350
Freddie Mac Gold Pool 4.5% 11/1/2049	19,750	19,428
Freddie Mac Gold Pool 4.5% 11/1/2052	579,819	564,946
Freddie Mac Gold Pool 4.5% 3/1/2050	50,467	49,582
Freddie Mac Gold Pool 4.5% 4/1/2050	57,159	56,157
Freddie Mac Gold Pool 4.5% 6/1/2048	86,440	85,303
Freddie Mac Gold Pool 4.5% 6/1/2052	201,634	196,651
Freddie Mac Gold Pool 4.5% 7/1/2038	156,848	157,155
Freddie Mac Gold Pool 4.5% 7/1/2041	93,764	93,883
Freddie Mac Gold Pool 4.5% 7/1/2053	166,535	162,263
Freddie Mac Gold Pool 4.5% 8/1/2048	261,078	257,644
Freddie Mac Gold Pool 4.5% 9/1/2048	35,771	35,345
Freddie Mac Gold Pool 4.5% 9/1/2048	3,354	3,310
Freddie Mac Gold Pool 4.5% 9/1/2054	637,199	618,464
Freddie Mac Gold Pool 5% 11/1/2052	174,442	174,362
Freddie Mac Gold Pool 5% 11/1/2054	416,611	413,297
Freddie Mac Gold Pool 5% 11/1/2054	299,999	297,612
Freddie Mac Gold Pool 5% 11/1/2054	49,999	49,601
Freddie Mac Gold Pool 5% 12/1/2048	6,765	6,847
Freddie Mac Gold Pool 5% 12/1/2053	732,036	728,271
Freddie Mac Gold Pool 5% 12/1/2053	453,924	456,980
Freddie Mac Gold Pool 5% 12/1/2053	97,406	96,813
Freddie Mac Gold Pool 5% 2/1/2040	122,374	123,674
Freddie Mac Gold Pool 5% 2/1/2049	14,920	15,109
Freddie Mac Gold Pool 5% 2/1/2049	10,648	10,769
Freddie Mac Gold Pool 5% 3/1/2044	160,037	162,515
Freddie Mac Gold Pool 5% 3/1/2053	638,007	634,426
Freddie Mac Gold Pool 5% 3/1/2053	354,043	352,776
Freddie Mac Gold Pool 5% 3/1/2054	548,376	544,870
Freddie Mac Gold Pool 5% 4/1/2039	140,744	142,328
Freddie Mac Gold Pool 5% 4/1/2048	11,173	11,335
Freddie Mac Gold Pool 5% 4/1/2049	107,246	108,471
Freddie Mac Gold Pool 5% 5/1/2050	51,320	51,745
Freddie Mac Gold Pool 5% 6/1/2030	3,653	3,697
Freddie Mac Gold Pool 5% 6/1/2053	1,113,229	1,108,547
Freddie Mac Gold Pool 5% 6/1/2055	100,000	99,360
Freddie Mac Gold Pool 5% 7/1/2040	24,529	24,789
Freddie Mac Gold Pool 5% 7/1/2052	318,874	318,529
Freddie Mac Gold Pool 5% 8/1/2048	12,899	13,070
Freddie Mac Gold Pool 5% 8/1/2049	505,859	511,636
Freddie Mac Gold Pool 5% 8/1/2049	28,711	28,985
Freddie Mac Gold Pool 5% 8/1/2049	11,753	11,865
Freddie Mac Gold Pool 5% 8/1/2055	160,229	159,905
Freddie Mac Gold Pool 5% 8/1/2055	24,955	24,827
Freddie Mac Gold Pool 5% 9/1/2049	324,913	328,014
Freddie Mac Gold Pool 5% 9/1/2054	549,460	545,261
Freddie Mac Gold Pool 5.5% 1/1/2040	401,677	410,818
Freddie Mac Gold Pool 5.5% 1/1/2053	215,692	218,481
Freddie Mac Gold Pool 5.5% 1/1/2053	173,911	176,062
Freddie Mac Gold Pool 5.5% 10/1/2052	328,980	333,697
Freddie Mac Gold Pool 5.5% 10/1/2054	340,353	346,722
Freddie Mac Gold Pool 5.5% 11/1/2053	447,295	452,031
Freddie Mac Gold Pool 5.5% 11/1/2054	1,479,626	1,492,518
Freddie Mac Gold Pool 5.5% 11/1/2054	286,290	292,989
Freddie Mac Gold Pool 5.5% 12/1/2052	399,041	404,762
Freddie Mac Gold Pool 5.5% 3/1/2053	392,274	397,285
Freddie Mac Gold Pool 5.5% 4/1/2053	577,231	585,508
Freddie Mac Gold Pool 5.5% 4/1/2054	342,099	345,400
Freddie Mac Gold Pool 5.5% 5/1/2055	48,402	48,824
Freddie Mac Gold Pool 5.5% 6/1/2049	104,857	108,491
Freddie Mac Gold Pool 5.5% 6/1/2055	267,941	270,276
Freddie Mac Gold Pool 5.5% 7/1/2054	43,411	43,816
Freddie Mac Gold Pool 5.5% 8/1/2053	186,669	188,821
Freddie Mac Gold Pool 5.5% 8/1/2054	148,284	149,669
Freddie Mac Gold Pool 5.5% 9/1/2040	175,000	178,873
Freddie Mac Gold Pool 5.5% 9/1/2053	306,118	312,516
Freddie Mac Gold Pool 5.5% 9/1/2053	45,037	45,575
Freddie Mac Gold Pool 5.5% 9/1/2054	362,858	366,246
Freddie Mac Gold Pool 5.5% 9/1/2055	50,000	50,440
Freddie Mac Gold Pool 6% 1/1/2053	608,235	623,976
Freddie Mac Gold Pool 6% 1/1/2055	461,753	471,828
Freddie Mac Gold Pool 6% 11/1/2053	255,817	261,958
Freddie Mac Gold Pool 6% 11/1/2053	46,523	47,640
Freddie Mac Gold Pool 6% 11/1/2054	442,214	452,000
Freddie Mac Gold Pool 6% 12/1/2052	75,248	77,196
Freddie Mac Gold Pool 6% 12/1/2053	367,725	380,005
Freddie Mac Gold Pool 6% 3/1/2053	304,330	312,206
Freddie Mac Gold Pool 6% 4/1/2054	666,683	691,280
Freddie Mac Gold Pool 6% 4/1/2054	522,906	538,914
Freddie Mac Gold Pool 6% 5/1/2054	866,597	900,466
Freddie Mac Gold Pool 6% 5/1/2054	340,475	348,329
Freddie Mac Gold Pool 6% 5/1/2054	27,095	27,727
Freddie Mac Gold Pool 6% 5/1/2055	249,512	255,759
Freddie Mac Gold Pool 6% 6/1/2055	1,175,000	1,201,095
Freddie Mac Gold Pool 6% 7/1/2053	21,037	21,555
Freddie Mac Gold Pool 6% 8/1/2054	535,033	547,041
Freddie Mac Gold Pool 6.5% 1/1/2054	46,751	48,351
Freddie Mac Gold Pool 6.5% 10/1/2053	564,484	584,557
Freddie Mac Gold Pool 6.5% 10/1/2053	261,023	270,305
Freddie Mac Gold Pool 6.5% 10/1/2054	175,000	180,936
Freddie Mac Gold Pool 6.5% 11/1/2052	67,400	69,862
Freddie Mac Gold Pool 6.5% 12/1/2053	219,664	229,947
Freddie Mac Gold Pool 6.5% 2/1/2054	393,851	411,795
Freddie Mac Gold Pool 6.5% 6/1/2054	391,232	411,013
Freddie Mac Gold Pool 6.5% 6/1/2054	195,804	206,147
Freddie Mac Gold Pool 6.5% 7/1/2054	473,039	488,966
Freddie Mac Gold Pool 6.5% 7/1/2054	275,001	285,007
Freddie Mac Gold Pool 6.5% 8/1/2053	67,292	69,690
Freddie Mac Gold Pool 6.5% 8/1/2054	200,000	206,784
Freddie Mac Gold Pool 6.5% 8/1/2055	100,001	103,416
Freddie Mac Gold Pool 6.5% 9/1/2053	232,746	241,023
Freddie Mac Gold Pool 6.5% 9/1/2054	233,095	245,408
Freddie Mac Gold Pool 6.5% 9/1/2055	325,000	336,126
Freddie Mac Gold Pool 7% 1/1/2054	80,371	84,466
Freddie Mac Manufactured Housing participation certificates 6% 2/1/2055	287,786	294,065
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	835,589	864,134
Freddie Mac Non Gold Pool 5.5% 4/1/2054	231,671	234,051
Freddie Mac Non Gold Pool 6.5% 8/1/2053	577,537	598,752
Ginnie Mae I Pool 3% 10/20/2042	175,210	161,622
Ginnie Mae I Pool 3% 11/20/2052	155,373	139,657
Ginnie Mae I Pool 3% 7/20/2052	76,881	68,792
Ginnie Mae I Pool 3.5% 10/20/2052	403,683	369,524
Ginnie Mae I Pool 3.5% 11/20/2052	43,148	39,483
Ginnie Mae I Pool 3.5% 12/20/2052	215,435	197,003
Ginnie Mae I Pool 3.5% 7/20/2052	156,749	143,632
Ginnie Mae I Pool 3.5% 9/20/2052	527,540	482,899
Ginnie Mae I Pool 4% 1/20/2053	163,331	154,997
Ginnie Mae I Pool 4% 10/20/2052	649,126	615,801
Ginnie Mae I Pool 4% 12/20/2052	130,799	124,125
Ginnie Mae I Pool 4% 3/20/2047	45,409	43,699
Ginnie Mae I Pool 4% 8/20/2052	236,871	224,784
Ginnie Mae I Pool 4% 9/20/2052	324,443	307,787
Ginnie Mae I Pool 4.5% 10/20/2052	398,762	389,517
Ginnie Mae I Pool 4.5% 11/20/2052	319,704	312,092
Ginnie Mae I Pool 4.5% 4/20/2053	173,498	169,299
Ginnie Mae I Pool 4.5% 5/20/2053	257,738	251,340
Ginnie Mae I Pool 4.5% 8/20/2052	387,190	377,971
Ginnie Mae I Pool 5% 1/20/2053	164,417	164,704
Ginnie Mae I Pool 5% 10/20/2052	380,953	381,617
Ginnie Mae I Pool 5% 11/20/2049	72,655	73,553
Ginnie Mae I Pool 5% 11/20/2052	78,103	78,239
Ginnie Mae I Pool 5% 4/20/2053	324,647	324,807
Ginnie Mae I Pool 5% 6/20/2053	169,216	169,299
Ginnie Mae I Pool 5% 7/20/2052	227,244	227,782
Ginnie Mae I Pool 5% 9/20/2052	76,134	76,267
Ginnie Mae I Pool 5.5% 1/20/2053	139,192	141,002
Ginnie Mae I Pool 5.5% 10/20/2052	280,776	284,604
Ginnie Mae I Pool 5.5% 10/20/2054	189,673	191,191
Ginnie Mae I Pool 5.5% 12/20/2052	139,356	141,168
Ginnie Mae I Pool 5.5% 2/20/2053	142,765	144,667
Ginnie Mae I Pool 5.5% 4/20/2053	410,732	416,074
Ginnie Mae I Pool 5.5% 5/20/2053	317,921	322,056
Ginnie Mae I Pool 6% 1/20/2053	405,882	416,051
Ginnie Mae I Pool 6% 12/20/2052	228,654	234,526
Ginnie Mae I Pool 6.5% 12/20/2052	214,564	221,283
Ginnie Mae II Pool 1.5% 5/20/2051	90,836	72,049
Ginnie Mae II Pool 2% 1/20/2051	1,444,339	1,195,700
Ginnie Mae II Pool 2% 1/20/2052	159,572	132,078
Ginnie Mae II Pool 2% 10/1/2055 (g)	100,000	82,708
Ginnie Mae II Pool 2% 11/20/2051	841,073	696,153
Ginnie Mae II Pool 2% 12/20/2050	1,884,057	1,559,280
Ginnie Mae II Pool 2% 12/20/2051	148,165	122,636
Ginnie Mae II Pool 2% 2/20/2051	349,509	289,342
Ginnie Mae II Pool 2% 3/20/2051	2,627,980	2,175,580
Ginnie Mae II Pool 2% 3/20/2052	23,639	19,574
Ginnie Mae II Pool 2% 4/20/2051	1,948,016	1,612,670
Ginnie Mae II Pool 2% 4/20/2052	272,516	225,646
Ginnie Mae II Pool 2% 6/20/2051	198,978	164,725
Ginnie Mae II Pool 2% 7/20/2051	772,988	639,679
Ginnie Mae II Pool 2% 9/20/2050	240,306	199,013
Ginnie Mae II Pool 2.5% 1/20/2051	373,949	322,320
Ginnie Mae II Pool 2.5% 1/20/2052	346,473	298,529
Ginnie Mae II Pool 2.5% 10/20/2046	21,864	19,187
Ginnie Mae II Pool 2.5% 10/20/2050	574,229	494,949
Ginnie Mae II Pool 2.5% 10/20/2051	71,352	61,478
Ginnie Mae II Pool 2.5% 10/20/2053	120,652	104,042
Ginnie Mae II Pool 2.5% 11/20/2050	598,744	516,079
Ginnie Mae II Pool 2.5% 11/20/2051	451,471	388,998
Ginnie Mae II Pool 2.5% 12/20/2049	113,809	98,239
Ginnie Mae II Pool 2.5% 12/20/2050	536,119	461,933
Ginnie Mae II Pool 2.5% 2/20/2051	311,290	268,118
Ginnie Mae II Pool 2.5% 2/20/2052	884,595	762,326
Ginnie Mae II Pool 2.5% 2/20/2055	191,584	164,969
Ginnie Mae II Pool 2.5% 4/20/2050	57,122	49,307
Ginnie Mae II Pool 2.5% 4/20/2051	59,056	50,865
Ginnie Mae II Pool 2.5% 4/20/2052	175,108	150,863
Ginnie Mae II Pool 2.5% 5/20/2050	52,426	45,221
Ginnie Mae II Pool 2.5% 5/20/2051	1,353,385	1,165,686
Ginnie Mae II Pool 2.5% 5/20/2052	566,289	488,061
Ginnie Mae II Pool 2.5% 6/20/2050	251,944	217,317
Ginnie Mae II Pool 2.5% 7/20/2051	1,750,507	1,507,730
Ginnie Mae II Pool 2.5% 8/20/2050	925,078	797,551
Ginnie Mae II Pool 2.5% 8/20/2051	354,179	305,058
Ginnie Mae II Pool 2.5% 9/20/2050	554,612	478,387
Ginnie Mae II Pool 2.5% 9/20/2051	623,509	537,035
Ginnie Mae II Pool 3% 1/20/2043	2,929	2,699
Ginnie Mae II Pool 3% 1/20/2048	17,548	15,857
Ginnie Mae II Pool 3% 1/20/2050	530,201	475,123
Ginnie Mae II Pool 3% 1/20/2051	14,964	13,395
Ginnie Mae II Pool 3% 10/1/2055 (g)	100,000	89,318
Ginnie Mae II Pool 3% 10/20/2051	32,392	28,979
Ginnie Mae II Pool 3% 11/20/2047	31,311	28,293
Ginnie Mae II Pool 3% 11/20/2051	83,721	74,874
Ginnie Mae II Pool 3% 11/20/2053	38,857	35,015
Ginnie Mae II Pool 3% 11/20/2054	145,838	130,586
Ginnie Mae II Pool 3% 12/20/2047	178,215	161,039
Ginnie Mae II Pool 3% 12/20/2049	109,942	98,521
Ginnie Mae II Pool 3% 2/20/2046	203,609	184,685
Ginnie Mae II Pool 3% 2/20/2050	298,673	267,646
Ginnie Mae II Pool 3% 2/20/2051	540,856	484,164
Ginnie Mae II Pool 3% 3/20/2043	6,018	5,545
Ginnie Mae II Pool 3% 3/20/2048	63,132	57,047
Ginnie Mae II Pool 3% 3/20/2050	67,910	60,855
Ginnie Mae II Pool 3% 3/20/2052	390,698	349,166
Ginnie Mae II Pool 3% 4/20/2048	71,218	64,354
Ginnie Mae II Pool 3% 4/20/2049	14,822	13,393
Ginnie Mae II Pool 3% 4/20/2050	25,872	23,184
Ginnie Mae II Pool 3% 4/20/2051	566,844	506,897
Ginnie Mae II Pool 3% 4/20/2052	118,832	106,200
Ginnie Mae II Pool 3% 5/20/2051	27,630	24,697
Ginnie Mae II Pool 3% 5/20/2052	1,166,413	1,042,420
Ginnie Mae II Pool 3% 6/20/2050	481,845	431,640
Ginnie Mae II Pool 3% 6/20/2052	80,649	72,094
Ginnie Mae II Pool 3% 7/20/2042	24,211	22,350
Ginnie Mae II Pool 3% 7/20/2046	106,564	96,593
Ginnie Mae II Pool 3% 7/20/2049	190,361	171,300
Ginnie Mae II Pool 3% 7/20/2050	179,829	161,092
Ginnie Mae II Pool 3% 8/20/2043	3,251	2,989
Ginnie Mae II Pool 3% 8/20/2046	712,247	645,603
Ginnie Mae II Pool 3% 8/20/2050	285,230	255,511
Ginnie Mae II Pool 3% 8/20/2051	670,348	599,455
Ginnie Mae II Pool 3% 9/20/2049	68,725	61,758
Ginnie Mae II Pool 3.5% 1/20/2048	26,146	24,300
Ginnie Mae II Pool 3.5% 1/20/2050	550,917	509,593
Ginnie Mae II Pool 3.5% 10/1/2055 (g)	675,000	615,611
Ginnie Mae II Pool 3.5% 10/20/2047	3,260	3,031
Ginnie Mae II Pool 3.5% 11/20/2047	56,447	52,460
Ginnie Mae II Pool 3.5% 11/20/2050	8,539	7,888
Ginnie Mae II Pool 3.5% 12/20/2047	128,512	119,716
Ginnie Mae II Pool 3.5% 12/20/2048	160,929	149,411
Ginnie Mae II Pool 3.5% 12/20/2049	438,244	405,371
Ginnie Mae II Pool 3.5% 12/20/2051	172,181	157,934
Ginnie Mae II Pool 3.5% 2/20/2046	198,886	185,707
Ginnie Mae II Pool 3.5% 2/20/2047	7,979	7,433
Ginnie Mae II Pool 3.5% 2/20/2048	30,200	28,058
Ginnie Mae II Pool 3.5% 2/20/2049	17,185	15,955
Ginnie Mae II Pool 3.5% 2/20/2051	544,485	502,963
Ginnie Mae II Pool 3.5% 3/20/2048	51,015	47,395
Ginnie Mae II Pool 3.5% 3/20/2049	289,557	268,471
Ginnie Mae II Pool 3.5% 3/20/2051	12,622	11,660
Ginnie Mae II Pool 3.5% 4/20/2046	150,912	140,912
Ginnie Mae II Pool 3.5% 4/20/2049	32,519	30,141
Ginnie Mae II Pool 3.5% 4/20/2050	955,916	883,018
Ginnie Mae II Pool 3.5% 5/20/2046	36,258	33,856
Ginnie Mae II Pool 3.5% 5/20/2051	57,443	52,919
Ginnie Mae II Pool 3.5% 6/20/2047	31,801	29,594
Ginnie Mae II Pool 3.5% 6/20/2048	34,271	31,839
Ginnie Mae II Pool 3.5% 6/20/2049	2,761	2,556
Ginnie Mae II Pool 3.5% 7/20/2049	163,275	151,181
Ginnie Mae II Pool 3.5% 8/20/2048	60,977	56,651
Ginnie Mae II Pool 3.5% 8/20/2049	27,699	25,621
Ginnie Mae II Pool 3.5% 9/20/2049	12,934	11,964
Ginnie Mae II Pool 4% 1/20/2049	121,102	115,860
Ginnie Mae II Pool 4% 1/20/2051	42,084	40,144
Ginnie Mae II Pool 4% 10/20/2048	40,262	38,519
Ginnie Mae II Pool 4% 10/20/2049	198,919	189,935
Ginnie Mae II Pool 4% 11/20/2047	11,876	11,414
Ginnie Mae II Pool 4% 12/20/2047	35,712	34,322
Ginnie Mae II Pool 4% 2/20/2050	272,708	260,391
Ginnie Mae II Pool 4% 2/20/2054	343,991	325,847
Ginnie Mae II Pool 4% 3/20/2048	28,737	27,583
Ginnie Mae II Pool 4% 3/20/2050	397,188	379,248
Ginnie Mae II Pool 4% 4/20/2047	34,636	33,331
Ginnie Mae II Pool 4% 4/20/2048	44,204	42,428
Ginnie Mae II Pool 4% 4/20/2049	82,759	79,021
Ginnie Mae II Pool 4% 5/20/2049	89,296	85,263
Ginnie Mae II Pool 4% 5/20/2050	24,357	23,257
Ginnie Mae II Pool 4% 5/20/2054	167,963	158,304
Ginnie Mae II Pool 4% 6/20/2048	9,748	9,338
Ginnie Mae II Pool 4% 6/20/2049	163,165	155,796
Ginnie Mae II Pool 4% 6/20/2055	399,340	375,594
Ginnie Mae II Pool 4% 7/20/2048	19,095	18,292
Ginnie Mae II Pool 4% 8/20/2048	40,454	38,753
Ginnie Mae II Pool 4% 8/20/2050	90,213	86,138
Ginnie Mae II Pool 4% 9/20/2048	19,835	19,001
Ginnie Mae II Pool 4.5% 1/20/2047	8,609	8,562
Ginnie Mae II Pool 4.5% 1/20/2049	22,423	22,147
Ginnie Mae II Pool 4.5% 1/20/2050	27,917	27,573
Ginnie Mae II Pool 4.5% 1/20/2051	31,782	31,480
Ginnie Mae II Pool 4.5% 1/20/2055	368,200	357,304
Ginnie Mae II Pool 4.5% 10/1/2055 (g)	350,000	339,403
Ginnie Mae II Pool 4.5% 10/20/2047	5,693	5,649
Ginnie Mae II Pool 4.5% 10/20/2048	16,418	16,231
Ginnie Mae II Pool 4.5% 10/20/2049	56,082	55,496
Ginnie Mae II Pool 4.5% 10/20/2050	60,609	60,070
Ginnie Mae II Pool 4.5% 11/20/2048	24,740	24,458
Ginnie Mae II Pool 4.5% 11/20/2054	96,792	94,026
Ginnie Mae II Pool 4.5% 12/20/2048	7,680	7,592
Ginnie Mae II Pool 4.5% 12/20/2049	15,282	15,093
Ginnie Mae II Pool 4.5% 12/20/2054	194,743	189,056
Ginnie Mae II Pool 4.5% 2/20/2049	16,938	16,729
Ginnie Mae II Pool 4.5% 2/20/2050	21,335	21,072
Ginnie Mae II Pool 4.5% 2/20/2055	172,456	167,353
Ginnie Mae II Pool 4.5% 3/20/2049	27,216	26,881
Ginnie Mae II Pool 4.5% 3/20/2051	146,557	144,888
Ginnie Mae II Pool 4.5% 3/20/2055	148,348	143,911
Ginnie Mae II Pool 4.5% 4/20/2049	10,189	10,063
Ginnie Mae II Pool 4.5% 4/20/2050	110,265	108,802
Ginnie Mae II Pool 4.5% 4/20/2054	217,352	211,141
Ginnie Mae II Pool 4.5% 5/20/2049	77,880	76,920
Ginnie Mae II Pool 4.5% 5/20/2054	191,823	186,326
Ginnie Mae II Pool 4.5% 6/20/2054	337,812	328,159
Ginnie Mae II Pool 4.5% 7/20/2049	28,691	28,337
Ginnie Mae II Pool 4.5% 7/20/2053	264,671	257,852
Ginnie Mae II Pool 4.5% 8/20/2048	79,064	78,237
Ginnie Mae II Pool 4.5% 8/20/2050	27,593	27,279
Ginnie Mae II Pool 4.5% 8/20/2053	177,919	173,446
Ginnie Mae II Pool 4.5% 9/20/2047	5,891	5,846
Ginnie Mae II Pool 5% 1/20/2055	342,009	340,361
Ginnie Mae II Pool 5% 10/1/2055 (g)	150,000	149,204
Ginnie Mae II Pool 5% 11/1/2055 (g)	150,000	149,004
Ginnie Mae II Pool 5% 11/20/2047	11,802	12,040
Ginnie Mae II Pool 5% 11/20/2048	6,368	6,447
Ginnie Mae II Pool 5% 11/20/2049	25,339	25,731
Ginnie Mae II Pool 5% 11/20/2053	270,448	270,412
Ginnie Mae II Pool 5% 11/20/2054	1,546,634	1,539,180
Ginnie Mae II Pool 5% 12/20/2054	193,823	192,889
Ginnie Mae II Pool 5% 2/20/2055	269,798	268,498
Ginnie Mae II Pool 5% 3/20/2048	8,303	8,450
Ginnie Mae II Pool 5% 3/20/2050	48,193	49,045
Ginnie Mae II Pool 5% 4/20/2050	112,749	114,602
Ginnie Mae II Pool 5% 4/20/2055	395,826	393,918
Ginnie Mae II Pool 5% 5/20/2049	7,327	7,417
Ginnie Mae II Pool 5% 6/20/2055	323,001	321,445
Ginnie Mae II Pool 5% 7/20/2048	14,392	14,579
Ginnie Mae II Pool 5% 7/20/2053	427,904	428,115
Ginnie Mae II Pool 5% 7/20/2055	249,376	248,213
Ginnie Mae II Pool 5% 8/20/2053	174,259	174,345
Ginnie Mae II Pool 5% 9/20/2048	7,956	8,055
Ginnie Mae II Pool 5% 9/20/2053	172,830	172,916
Ginnie Mae II Pool 5.5% 1/20/2049	8,367	8,630
Ginnie Mae II Pool 5.5% 1/20/2055	888,144	895,255
Ginnie Mae II Pool 5.5% 10/1/2055 (g)	75,000	75,556
Ginnie Mae II Pool 5.5% 10/20/2053	322,912	327,112
Ginnie Mae II Pool 5.5% 12/20/2053	125,443	126,849
Ginnie Mae II Pool 5.5% 2/20/2054	429,395	433,939
Ginnie Mae II Pool 5.5% 3/20/2055	1,039,848	1,048,254
Ginnie Mae II Pool 5.5% 4/20/2055	49,823	50,226
Ginnie Mae II Pool 5.5% 6/20/2054	202,592	204,404
Ginnie Mae II Pool 5.5% 6/20/2055	646,613	651,841
Ginnie Mae II Pool 5.5% 7/20/2054	317,320	320,059
Ginnie Mae II Pool 5.5% 7/20/2055	920,472	927,914
Ginnie Mae II Pool 5.5% 8/20/2053	157,876	159,831
Ginnie Mae II Pool 5.5% 8/20/2054	501,672	506,002
Ginnie Mae II Pool 5.5% 9/20/2047	17,733	18,333
Ginnie Mae II Pool 5.5% 9/20/2053	154,869	156,689
Ginnie Mae II Pool 6% 1/20/2055	1,112,349	1,131,005
Ginnie Mae II Pool 6% 10/1/2055 (g)	1,375,000	1,398,558
Ginnie Mae II Pool 6% 11/1/2055 (g)	200,000	203,411
Ginnie Mae II Pool 6% 12/20/2054	1,260,580	1,282,412
Ginnie Mae II Pool 6% 3/20/2055	73,750	75,074
Ginnie Mae II Pool 6% 5/20/2055	447,881	456,092
Ginnie Mae II Pool 6% 7/20/2054	43,302	44,143
Ginnie Mae II Pool 6.5% 1/20/2055	375,001	383,961
Ginnie Mae II Pool 6.5% 3/20/2055	705,826	725,339
Ginnie Mae II Pool 6.5% 5/20/2055	321,763	331,036
Ginnie Mae II Pool 6.5% 7/20/2053	93,510	96,373
Ginnie Mae II Pool 6.5% 7/20/2054	355,891	366,619
Uniform Mortgage Backed Securities 2% 10/1/2055 (g)	675,000	544,008
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (g)	250,000	210,605
Uniform Mortgage Backed Securities 3% 10/1/2055 (g)	175,000	153,705
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (g)	1,900,000	1,736,051
Uniform Mortgage Backed Securities 4% 10/1/2055 (g)	325,000	306,249
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (g)	275,000	266,729
Uniform Mortgage Backed Securities 5% 10/1/2055 (g)	425,000	421,464
Uniform Mortgage Backed Securities 5.5% 10/1/2055 (g)	1,200,000	1,209,984
Uniform Mortgage Backed Securities 6% 10/1/2055 (g)	2,275,000	2,323,877
Uniform Mortgage Backed Securities 6.5% 10/1/2055 (g)	275,000	284,185
TOTAL UNITED STATES		269,472,238
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $288,598,455)		269,472,238

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.875% 8/5/2030	339,000	296,347
Fannie Mae 5.625% 7/15/2037	100,000	110,618
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	900,000	852,458
Federal Home Loan Bank 4.75% 3/10/2034	130,000	135,255
Federal Home Loan Bank 5.5% 7/15/2036	150,000	164,200
Freddie Mac Non Gold Pool 0% 11/15/2038 (d)	210,000	113,964
Freddie Mac Non Gold Pool 6.25% 7/15/2032	360,000	408,649
		2,081,491
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	130,000	128,521
Tennessee Valley Authority 4.25% 9/15/2065	30,000	24,838
Tennessee Valley Authority 4.375% 8/1/2034	108,000	109,138
Tennessee Valley Authority 4.875% 5/15/2035	250,000	259,021
Tennessee Valley Authority 5.25% 9/15/2039	200,000	211,674
Tennessee Valley Authority 5.88% 4/1/2036	260,000	291,132
		1,024,324
TOTAL UNITED STATES		3,105,815
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,220,904)		3,105,815

U.S. Treasury Obligations - 45.9%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	2.08	1,031,000	656,578
US Treasury Bonds 1.125% 8/15/2040	1.88	331,000	208,737
US Treasury Bonds 1.25% 5/15/2050	1.46	2,000	980
US Treasury Bonds 1.375% 11/15/2040	1.47 to 1.65	4,440,000	2,896,753
US Treasury Bonds 1.375% 8/15/2050	2.30	575,000	289,117
US Treasury Bonds 1.625% 11/15/2050	1.64 to 1.84	4,208,000	2,257,855
US Treasury Bonds 1.75% 8/15/2041	1.85 to 3.50	3,170,000	2,150,895
US Treasury Bonds 1.875% 11/15/2051	1.79 to 3.21	3,115,000	1,762,165
US Treasury Bonds 1.875% 2/15/2041	2.13 to 2.33	4,015,000	2,822,576
US Treasury Bonds 1.875% 2/15/2051	2.40 to 2.42	1,514,000	864,813
US Treasury Bonds 2% 11/15/2041	1.92 to 3.43	1,418,000	995,813
US Treasury Bonds 2% 8/15/2051	1.92 to 1.96	1,564,000	916,284
US Treasury Bonds 2.25% 2/15/2052	2.17 to 2.95	1,201,000	744,948
US Treasury Bonds 2.25% 5/15/2041	3.02	280,000	207,452
US Treasury Bonds 2.25% 8/15/2046	2.92 to 3.01	110,000	73,391
US Treasury Bonds 2.25% 8/15/2049	2.20	129,000	82,338
US Treasury Bonds 2.375% 2/15/2042	3.10 to 3.15	780,000	577,620
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.07	2,575,000	1,656,650
US Treasury Bonds 2.5% 2/15/2045	2.34 to 3.37	18,000	12,893
US Treasury Bonds 2.5% 2/15/2046	2.25 to 3.04	112,000	79,061
US Treasury Bonds 2.5% 5/15/2046	2.21 to 2.94	93,000	65,394
US Treasury Bonds 2.75% 11/15/2042	3.00 to 3.39	587,000	454,627
US Treasury Bonds 2.75% 11/15/2047	3.11 to 3.19	107,000	77,337
US Treasury Bonds 2.75% 8/15/2042	2.06 to 3.08	197,000	153,314
US Treasury Bonds 2.75% 8/15/2047	2.90	51,000	36,971
US Treasury Bonds 2.875% 5/15/2043	2.26	20,000	15,669
US Treasury Bonds 2.875% 5/15/2049	2.58	1,000	729
US Treasury Bonds 2.875% 5/15/2052	3.01 to 3.16	1,170,000	834,905
US Treasury Bonds 2.875% 8/15/2045	2.33 to 3.19	156,000	118,542
US Treasury Bonds 3% 11/15/2044	2.96 to 3.09	299,000	233,932
US Treasury Bonds 3% 2/15/2047	3.02	49,000	37,416
US Treasury Bonds 3% 2/15/2048	1.96 to 3.05	87,000	65,699
US Treasury Bonds 3% 2/15/2049	2.86 to 3.09	134,000	100,333
US Treasury Bonds 3% 5/15/2042	3.05	89,000	72,205
US Treasury Bonds 3% 5/15/2045	3.33	4,000	3,112
US Treasury Bonds 3% 5/15/2047	2.22 to 3.22	48,000	36,544
US Treasury Bonds 3% 8/15/2048	3.43	3,000	2,255
US Treasury Bonds 3% 8/15/2052	3.29 to 4.40	4,160,000	3,042,650
US Treasury Bonds 3.125% 11/15/2041	2.27 to 3.00	113,000	94,125
US Treasury Bonds 3.125% 2/15/2042	2.95 to 3.03	65,000	53,930
US Treasury Bonds 3.125% 2/15/2043	2.52 to 3.10	838,000	683,985
US Treasury Bonds 3.125% 5/15/2048	2.62 to 3.05	29,000	22,362
US Treasury Bonds 3.125% 8/15/2044	3.02 to 3.31	167,000	133,711
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	400,000	336,031
US Treasury Bonds 3.375% 11/15/2048	2.31 to 2.99	157,000	126,121
US Treasury Bonds 3.375% 5/15/2044	2.25 to 3.13	886,000	739,395
US Treasury Bonds 3.375% 8/15/2042	3.46 to 4.62	5,620,000	4,788,416
US Treasury Bonds 3.5% 2/15/2039	3.31	8,000	7,318
US Treasury Bonds 3.625% 2/15/2044	2.23 to 3.24	2,427,000	2,106,655
US Treasury Bonds 3.625% 2/15/2053	3.63 to 4.17	600,000	496,055
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.28	2,520,000	2,081,363
US Treasury Bonds 3.75% 11/15/2043	2.97 to 3.20	1,120,000	991,681
US Treasury Bonds 3.75% 8/15/2041	3.39	45,000	40,896
US Treasury Bonds 3.875% 2/15/2043	3.75 to 4.59	2,990,000	2,713,775
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.36	1,750,000	1,584,806
US Treasury Bonds 3.875% 8/15/2040	3.17	52,000	48,472
US Treasury Bonds 4% 11/15/2042	3.69 to 4.13	3,480,000	3,217,369
US Treasury Bonds 4% 11/15/2052	3.65 to 3.97	3,300,000	2,920,371
US Treasury Bonds 4.125% 8/15/2044	4.15 to 4.65	7,900,000	7,332,805
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,260,000	1,138,873
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	6,841,000	6,314,564
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.51	5,620,000	5,187,963
US Treasury Bonds 4.375% 11/15/2039	3.16	24,000	23,805
US Treasury Bonds 4.375% 2/15/2038	3.00	12,000	12,101
US Treasury Bonds 4.375% 5/15/2041	2.80	32,000	31,444
US Treasury Bonds 4.375% 8/15/2043	4.48 to 5.26	2,070,000	1,997,712
US Treasury Bonds 4.5% 11/15/2054	4.60 to 4.80	1,836,000	1,767,795
US Treasury Bonds 4.5% 2/15/2044	4.48 to 4.90	2,160,000	2,112,666
US Treasury Bonds 4.5% 5/15/2038	2.97 to 2.99	92,000	93,969
US Treasury Bonds 4.5% 8/15/2039	2.90	17,000	17,126
US Treasury Bonds 4.625% 11/15/2044	4.67 to 4.86	1,540,000	1,525,683
US Treasury Bonds 4.625% 2/15/2055	4.45 to 4.74	4,580,000	4,500,592
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	4,470,000	4,437,348
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	4,420,000	4,342,650
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.69	5,080,000	5,133,975
US Treasury Bonds 4.75% 2/15/2041	3.05	48,000	49,236
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.92	2,780,000	2,788,688
US Treasury Bonds 4.75% 8/15/2055	4.73 to 4.92	2,480,000	2,488,525
US Treasury Bonds 4.875% 8/15/2045	4.73 to 4.92	3,180,000	3,251,053
US Treasury Bonds 5% 5/15/2045	4.89 to 5.05	2,360,000	2,450,713
US Treasury Bonds 5.5% 8/15/2028	2.92	4,000	4,206
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	509,000	479,872
US Treasury Notes 0.375% 9/30/2027	0.60	1,151,000	1,079,737
US Treasury Notes 0.5% 4/30/2027	0.53	718,000	683,586
US Treasury Notes 0.5% 5/31/2027	0.52 to 0.53	1,393,000	1,322,806
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.66	1,680,000	1,576,641
US Treasury Notes 0.625% 12/31/2027	0.66 to 0.74	3,820,000	3,575,729
US Treasury Notes 0.625% 3/31/2027	0.52 to 0.53	1,460,000	1,395,897
US Treasury Notes 0.625% 5/15/2030	0.81 to 1.39	2,549,000	2,215,838
US Treasury Notes 0.625% 8/15/2030	1.71	360,000	310,373
US Treasury Notes 0.75% 1/31/2028	0.93	98,000	91,768
US Treasury Notes 1% 7/31/2028	1.13 to 1.34	1,229,000	1,142,634
US Treasury Notes 1.125% 2/28/2027	0.54 to 0.75	691,000	666,869
US Treasury Notes 1.125% 2/29/2028	1.28	624,000	588,413
US Treasury Notes 1.125% 8/31/2028	1.39	110,000	102,433
US Treasury Notes 1.25% 12/31/2026	2.48 to 2.49	2,240,000	2,173,413
US Treasury Notes 1.25% 3/31/2028	1.17 to 1.34	2,218,000	2,093,584
US Treasury Notes 1.25% 4/30/2028	1.24	2,488,000	2,343,871
US Treasury Notes 1.25% 8/15/2031	1.54 to 3.02	6,574,000	5,685,483
US Treasury Notes 1.25% 9/30/2028	1.43	748,000	697,685
US Treasury Notes 1.375% 10/31/2028	1.42 to 1.45	580,000	541,983
US Treasury Notes 1.5% 1/31/2027	1.74	37,000	35,953
US Treasury Notes 1.5% 11/30/2028	1.39 to 1.75	1,091,000	1,021,577
US Treasury Notes 1.5% 2/15/2030	0.76 to 1.66	876,000	798,837
US Treasury Notes 1.625% 10/31/2026	1.86	457,000	447,003
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.92	66,000	61,232
US Treasury Notes 1.75% 1/31/2029	1.82	81,000	76,206
US Treasury Notes 1.875% 2/28/2029	1.75	230,000	216,964
US Treasury Notes 2% 11/15/2026	3.19	25,000	24,528
US Treasury Notes 2.25% 11/15/2027	1.54 to 2.95	682,000	663,032
US Treasury Notes 2.25% 2/15/2027	2.55 to 3.08	393,000	385,493
US Treasury Notes 2.25% 8/15/2027	1.47 to 3.22	639,000	623,150
US Treasury Notes 2.375% 5/15/2027	2.84 to 2.91	46,000	45,075
US Treasury Notes 2.5% 3/31/2027	2.68 to 3.06	2,220,000	2,182,538
US Treasury Notes 2.625% 2/15/2029	1.55 to 2.56	391,000	378,323
US Treasury Notes 2.625% 5/31/2027	2.84	2,770,000	2,724,122
US Treasury Notes 2.625% 7/31/2029	2.92	4,810,000	4,629,249
US Treasury Notes 2.75% 2/15/2028	2.36 to 2.86	363,000	355,811
US Treasury Notes 2.75% 4/30/2027	2.93	2,550,000	2,514,838
US Treasury Notes 2.75% 5/31/2029	2.88	530,000	513,334
US Treasury Notes 2.75% 7/31/2027	2.65 to 3.18	2,460,000	2,421,563
US Treasury Notes 2.75% 8/15/2032	3.18 to 4.25	7,776,000	7,228,946
US Treasury Notes 2.875% 5/15/2028	2.20 to 2.68	216,000	211,958
US Treasury Notes 2.875% 5/15/2032	2.98	120,000	112,819
US Treasury Notes 2.875% 8/15/2028	2.75 to 3.24	113,000	110,691
US Treasury Notes 3.125% 11/15/2028	1.54 to 2.89	940,000	925,680
US Treasury Notes 3.125% 8/31/2027	3.33 to 4.09	1,900,000	1,882,410
US Treasury Notes 3.125% 8/31/2029	3.97	820,000	803,216
US Treasury Notes 3.25% 6/30/2027	3.04	70,000	69,545
US Treasury Notes 3.25% 6/30/2029	2.70	100,000	98,504
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.96	3,460,000	3,323,492
US Treasury Notes 3.375% 9/15/2027	3.56	540,000	537,511
US Treasury Notes 3.375% 9/15/2028	3.62	9,020,000	8,958,692
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.20	2,820,000	2,812,509
US Treasury Notes 3.5% 1/31/2030	3.56 to 4.07	2,340,000	2,320,165
US Treasury Notes 3.5% 2/15/2033	4.08	180,000	174,748
US Treasury Notes 3.5% 4/30/2028	3.51 to 4.02	4,620,000	4,606,428
US Treasury Notes 3.5% 4/30/2030	3.88	660,000	653,658
US Treasury Notes 3.5% 9/30/2029	3.57	2,150,000	2,134,799
US Treasury Notes 3.625% 3/31/2028	3.62 to 3.77	1,770,000	1,770,484
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.66	10,090,000	10,090,000
US Treasury Notes 3.625% 8/31/2030	3.69	1,820,000	1,810,616
US Treasury Notes 3.625% 9/30/2031	3.64 to 4.14	1,760,000	1,739,375
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.98	1,670,000	1,675,284
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	1,360,000	1,358,513
US Treasury Notes 3.75% 4/15/2028	3.58	6,280,000	6,299,134
US Treasury Notes 3.75% 5/15/2028	3.85 to 3.97	9,790,000	9,820,991
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	2,570,000	2,571,807
US Treasury Notes 3.75% 6/30/2030	4.30 to 4.39	1,600,000	1,600,688
US Treasury Notes 3.75% 8/15/2027	3.73	3,370,000	3,376,977
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.65	2,040,000	2,030,756
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	1,840,000	1,849,703
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.99	2,450,000	2,465,791
US Treasury Notes 3.875% 12/31/2027	3.58 to 3.89	2,950,000	2,966,069
US Treasury Notes 3.875% 3/15/2028	3.88 to 4.01	7,860,000	7,909,432
US Treasury Notes 3.875% 4/30/2030	3.72	860,000	865,442
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.93	7,740,000	7,790,794
US Treasury Notes 3.875% 6/30/2030	3.79	4,170,000	4,195,574
US Treasury Notes 3.875% 7/15/2028	3.87 to 3.88	6,050,000	6,089,231
US Treasury Notes 3.875% 7/31/2030	3.77	2,340,000	2,354,077
US Treasury Notes 3.875% 8/15/2033	4.20 to 4.88	1,590,000	1,576,833
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.29	3,800,000	3,741,955
US Treasury Notes 3.875% 9/30/2032	3.93	2,810,000	2,800,780
US Treasury Notes 4% 1/15/2027	4.01	1,440,000	1,445,400
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	4,380,000	4,427,393
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	3,980,000	4,021,510
US Treasury Notes 4% 10/31/2029	3.74 to 4.18	1,950,000	1,971,938
US Treasury Notes 4% 12/15/2027	4.22 to 4.28	5,410,000	5,454,598
US Treasury Notes 4% 2/15/2034	4.29 to 4.69	1,060,000	1,057,226
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	4,440,000	4,491,511
US Treasury Notes 4% 2/29/2028	3.51 to 3.59	3,120,000	3,147,544
US Treasury Notes 4% 3/31/2030	3.95	2,500,000	2,528,613
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	4,420,000	4,445,726
US Treasury Notes 4% 5/31/2030	3.95	1,380,000	1,396,172
US Treasury Notes 4% 6/30/2028	4.13 to 4.43	5,210,000	5,261,082
US Treasury Notes 4% 7/31/2029	3.62	1,930,000	1,951,294
US Treasury Notes 4% 7/31/2030	4.07 to 4.32	1,800,000	1,820,320
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	6,340,000	6,369,719
US Treasury Notes 4.125% 10/31/2026	4.16	2,450,000	2,460,527
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	2,270,000	2,293,055
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.34	5,850,000	5,935,465
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.29	3,790,000	3,828,640
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	2,940,000	2,974,223
US Treasury Notes 4.125% 11/30/2029	4.08	1,110,000	1,127,864
US Treasury Notes 4.125% 11/30/2031	4.32	730,000	740,380
US Treasury Notes 4.125% 2/15/2027	4.42 to 4.43	1,840,000	1,850,638
US Treasury Notes 4.125% 2/29/2032	4.03 to 4.10	3,290,000	3,334,338
US Treasury Notes 4.125% 3/31/2032	3.85 to 4.08	3,040,000	3,080,375
US Treasury Notes 4.125% 5/31/2032	4.21	1,390,000	1,407,687
US Treasury Notes 4.125% 7/31/2028	4.36 to 4.40	1,940,000	1,965,766
US Treasury Notes 4.125% 7/31/2031	3.70 to 3.96	7,100,000	7,208,369
US Treasury Notes 4.125% 8/31/2030	4.63	2,270,000	2,308,040
US Treasury Notes 4.125% 9/30/2027	4.00 to 4.37	4,180,000	4,220,330
US Treasury Notes 4.25% 1/15/2028	4.24	6,280,000	6,365,614
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	2,390,000	2,416,981
US Treasury Notes 4.25% 11/30/2026	3.70 to 4.17	33,250,000	33,446,123
US Treasury Notes 4.25% 12/31/2026	4.25	830,000	835,350
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.30	7,380,000	7,485,379
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	1,820,000	1,854,623
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.32	4,050,000	4,141,125
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.42	4,870,000	4,914,895
US Treasury Notes 4.25% 6/30/2029	4.08 to 4.24	8,240,000	8,404,095
US Treasury Notes 4.25% 6/30/2031	4.11 to 4.16	7,480,000	7,643,041
US Treasury Notes 4.25% 8/15/2035	4.15 to 4.22	2,260,000	2,278,363
US Treasury Notes 4.375% 1/31/2032	4.44	3,950,000	4,059,242
US Treasury Notes 4.375% 11/30/2028	4.24 to 4.29	3,730,000	3,810,574
US Treasury Notes 4.375% 11/30/2030	4.31 to 4.36	2,370,000	2,436,934
US Treasury Notes 4.375% 12/31/2029	4.39	1,640,000	1,682,409
US Treasury Notes 4.375% 5/15/2034	4.23 to 4.49	4,520,000	4,624,525
US Treasury Notes 4.375% 7/15/2027	4.24	2,820,000	2,855,286
US Treasury Notes 4.5% 11/15/2033	4.34 to 4.54	1,280,000	1,323,400
US Treasury Notes 4.5% 12/31/2031	4.49	1,830,000	1,893,478
US Treasury Notes 4.5% 4/15/2027	4.87	440,000	445,431
US Treasury Notes 4.5% 5/15/2027	4.62 to 4.73	4,550,000	4,609,363
US Treasury Notes 4.5% 5/31/2029	4.49	1,280,000	1,315,900
US Treasury Notes 4.625% 11/15/2026	4.42 to 4.47	2,850,000	2,877,721
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.21	4,810,000	4,999,125
US Treasury Notes 4.625% 4/30/2031	4.51 to 4.70	2,500,000	2,602,344
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	2,450,000	2,550,297
US Treasury Notes 4.625% 9/30/2028	4.60	3,190,000	3,279,719
US Treasury Notes 4.75% 2/15/2045	4.46 to 4.92	4,170,000	4,196,063
US Treasury Notes 4.875% 10/31/2028	4.82	860,000	890,638
US Treasury Notes 4.875% 10/31/2030	4.89	990,000	1,040,621
TOTAL U.S. TREASURY OBLIGATIONS (Cost $520,474,851)			505,206,804

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	8,082,481	8,084,097
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	4,724,610	4,725,083
TOTAL MONEY MARKET FUNDS (Cost $12,809,180)			12,809,180

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,176,878,398)	1,121,757,982
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(20,111,412)
NET ASSETS - 100.0%	1,101,646,570

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 10/1/2055	(150,000)	(149,203)
Ginnie Mae II Pool 6% 10/1/2055	(200,000)	(203,427)
Uniform Mortgage Backed Securities 2% 10/1/2055	(400,000)	(322,375)
Uniform Mortgage Backed Securities 3% 10/1/2055	(100,000)	(87,832)
Uniform Mortgage Backed Securities 3.5% 10/1/2055	(1,900,000)	(1,736,051)
Uniform Mortgage Backed Securities 4% 10/1/2055	(150,000)	(141,346)
Uniform Mortgage Backed Securities 5% 10/1/2055	(200,000)	(198,336)
Uniform Mortgage Backed Securities 5.5% 10/1/2055	(75,000)	(75,623)
Uniform Mortgage Backed Securities 6% 10/1/2055	(175,000)	(178,760)
Uniform Mortgage Backed Securities 6.5% 10/1/2055	(100,000)	(103,340)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(3,196,293)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,217,677)		(3,196,293)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,357,565 or 0.2% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,108,201	149,096,270	152,120,399	154,710	25	-	8,084,097	8,082,481	0.0%
Fidelity Securities Lending Cash Central Fund	5,580,718	48,030,496	48,886,131	5,102	-	-	4,725,083	4,724,610	0.0%
Total	16,688,919	197,126,766	201,006,530	159,812	25	-	12,809,180

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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